UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4279

Securian Funds Trust

(Exact name of registrant as specified in charter)

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Address of principal executive offices) (Zip code)

Paul Jason Thibodeaux, Esq.

400 Robert Street North

St. Paul, Minnesota 55101-2098

(Name and address of agent for service)

Registrant's telephone number, including area code:

(651) 665-3500

Date of fiscal year end: December 31

Date of reporting period: June 30, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

Filed herewith.

SECURIAN FUNDS TRUST

Offered in Minnesota Life
Insurance Company and
Securian Life Insurance
Company variable products

Semi-Annual report

June 30, 2021

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)

SFT Core Bond Fund

SFT Equity Stabilization Fund (Formerly SFT Managed Volatility Equity Fund)

SFT Government Money Market Fund

SFT Index 400 Mid-Cap Fund

SFT Index 500 Fund

SFT International Bond Fund

SFT IvySM Growth Fund

SFT IvySM Small Cap Growth Fund

SFT Real Estate Securities Fund

SFT T. Rowe Price Value Fund

SFT Wellington Core Equity Fund

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)

Fund Objective

The SFT Balanced Stabilization Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Index and 40 percent Barclays U.S. Aggregate Bond Index (collectively, the Blended Benchmark Index).

The SFT Balanced Stabilization Fund invests primarily in Class 1 shares of the SFT Index 500 Fund for equity exposure, in a basket of fixed income securities for fixed income exposure and certain derivative instruments. The Fund is subject to risks associated with such investments as described in detail in the Fund's prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2021, the Fund had a net return of 7.54 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor**. The Blended Benchmark Index returned 8.28 percent over the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**  Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Balanced Stabilization Fund (the Fund), have entered into an Expense Limitation Agreement, dated May 1, 2013, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Expense Limitation Agreement was terminated on May 1, 2021. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Index and 40 percent of the Bloomberg Barclays U.S. Aggregate Bond Index. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall. The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Core Bond Fund

Fund Objective

The SFT Core Bond Fund seeks as high a level of long-term total return as is consistent with prudent investment risk. Preservation of capital is a secondary objective. The SFT Core Bond Fund invests in long-term, fixed income, high quality debt instruments. The risks incurred by investing in debt instruments include, but are not limited to, reinvestment of prepaid debt obligations at lower rates of return, and the inability to reinvest at higher interest rates when debt obligations are prepaid more slowly than expected. In addition, the net asset value of the SFT Core Bond Fund may fluctuate in response to changes in interest rates and is not guaranteed.

Performance Update

The Fund's performance for the six-month period ended June 30, 2021, for each class of shares offered was as follows:

Class 1	-0.25 percent*
Class 2	-0.37 percent*

The Fund's benchmark, the Bloomberg Barclays U.S. Aggregate Bond Index, returned -1.60 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Aggregate Bond Index is an unmanaged benchmark composite representing average market-weighted performance of U.S. Treasury and agency securities, investment-grade corporate bonds and mortgage-backed securities with maturities greater than one year.

SFT Equity Stabilization Fund (Formerly SFT Managed Volatility Equity Fund)

Fund Objective

The SFT Equity Stabilization Fund seeks to maximize risk-adjusted total return relative to its blended benchmark index comprised of 60 percent S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index (collectively, the Blended Benchmark Index).

The SFT Equity Stabilization Fund invests at least 80% of its assets in equity securities. Equity securities include those that are equity based, such as ETFs that invest primarily in U.S. and foreign equity securities. The Fund is subject to risks associated with such investments as described in detail in the Fund's prospectus. The net asset value of the Fund will fluctuate and is not guaranteed. It is possible to lose money by investing in the Fund. There is no assurance that efforts to manage Fund volatility will achieve the desired results.

Performance Update

For the six-month period ended June 30, 2021, the Fund had a net return of 7.01 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor**. The Blended Benchmark Index, returned 6.58 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

**Securian Asset Management, Inc. (Securian AM) and the Securian Funds Trust, on behalf of the SFT Equity Stabilization Fund (the Fund), have entered into an Expense Limitation Agreement, dated November 18, 2015, which limits the operating expenses of the Fund, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with the generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.80% of the Fund's average daily net assets through April 30, 2021. The Expense Limitation Agreement was terminated on May 1, 2021. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund.

The Blended Benchmark Index is comprised of 60 percent of the S&P 500® Low Volatility Index, 20 percent S&P 500® BMI International Developed Low Volatility Index and 20 percent Bloomberg Barclays U.S. 3-MonthTreasury Bellwether Index. The S&P 500® Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500®. The S&P 500® BMI International Developed Low Volatility Index measures the performance of the 200 least volatile stocks in the S&P Developed Market large/midcap universe. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights. The Bloomberg Barclays U.S. 3-Month Treasury Bellwether Index tracks the market for the on-the-run 3-month Treasury bill issued by the U.S. government.

SFT Government Money Market Fund

Fund Objective

The SFT Government Money Market Fund seeks maximum current income to the extent consistent with liquidity and the preservation of capital. The Fund invests at least 99.5% of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. It is possible to lose money by investing in the Fund.

Performance Update

For the six-month period ended June 30, 2021, the Fund had a net return of 0.00 percent*. This return reflects the waiver, reimbursement or payment of certain of the Fund's expenses by its investment advisor and principal underwriter**. The Fund's benchmark, the Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index, returned 0.03 percent for the same period.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Investment in the SFT Government Money Market Fund is neither insured nor guaranteed by the U.S. Government or any other agency, and there can be no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share. Shares upon redemption may be worth more or less than their original cost.

Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Bloomberg Barclays U.S. Treasury Bill 1-3 Month Index is a market value-weighted index of investment-grade fixed-rate public obligations of the U.S. Treasury with maturities of three months, excluding zero coupons.

**Effective May 1, 2012, the Board of Trustees of Securian Funds Trust approved a Restated Net Investment Income Maintenance Agreement among Securian Funds Trust (on behalf of SFT Government Money Market Fund), Securian Asset Management, Inc. (Securian AM) and Securian Financial Services, Inc. (Securian Financial). A similar agreement was previously approved by the Board of Directors of Advantus Series Fund, Inc., the Trust's predecessor, effective October 29, 2009. Under such Agreement, Securian AM agrees to waive, reimburse or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed or paid (the "Expense Waiver") on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement is effective through April 30, 2022, and shall continue in effect thereafter, provided such continuance is specifically approved by Securian AM, Securian Financial, and a majority of the Trust's independent Trustees.

Effective November 1, 2017, Securian AM and Securian Funds Trust, on behalf of the SFT Government Money Market Fund, entered into an Expense Limitation Agreement which limits the operating expenses of the Fund, excluding certain expenses, (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business), to 0.70% of the Fund's Average daily net assets through April 30, 2022. The Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 day's notice prior to the end of the contract term. The Fund is authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to this agreement, provided that such reimbursement will not cause the Fund to exceed any limits in effect at the time of such reimbursement. The Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that the Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Fund's shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Fund's prospectus.

SFT Index 400 Mid-Cap Fund

Fund Objective

The SFT Index 400 Mid-Cap Fund seeks to provide investment results generally corresponding to the aggregate price and dividend performance of publicly traded common stocks that comprise the Standard & Poor's MidCap 400® Index (S&P MidCap 400). It is designed to provide an economical and convenient means of maintaining a diversified portfolio in this equity security area as part of an overall investment strategy. The risks incurred by investing in the SFT Index 400 Mid-Cap Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P MidCap 400, and the risk of declines in the market for mid-cap stocks or in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2021, for each class of shares offered was as follows:

Class 1	17.42 percent*
Class 2	17.27 percent*

The Fund's benchmark, the S&P MidCap 400, returned 17.59 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

S&P MidCap 400® provides investors with a benchmark for mid-sized companies. The index which is distinct from the large-cap S&P 500®, is designed to measure the performance of 400 mid-sized companies, reflecting the distinctive risk and return characteristics of this market segment.

"Standard & Poor's®", "S&P®", "Standard & Poor's MidCap 400" and "S&P MidCap 400" are trademarks of the S&P Global, Inc. and have been licensed for use by the SFT Index 400 Mid-Cap Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SFT Index 500 Fund

Fund Objective

The SFT Index 500 Fund seeks investment results that correspond generally to the price and yield performance of the common stocks included in the Standard and Poor's 500® Index (S&P 500). It is designed to provide an economical and convenient means of maintaining a broad position in the equity market as part of an overall investment strategy. The risks incurred by investing in the SFT Index 500 Fund include, but are not limited to, the risk that the Fund may not be able to replicate the performance of the S&P 500, and the risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2021, for each class of shares was as follows:

Class 1	15.12 percent*
Class 2	14.97 percent*

The Fund's benchmark, the S&P 500, returned 15.25 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower. The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

"Standard & Poor's®", "S&P®", "Standard & Poor's 500" and "S&P 500" are trademarks of the S&P Global, Inc. and have been licensed for use by SFT Index 500 Fund. The Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of investing in the Fund.

SFT International Bond Fund

Fund Objective

The SFT International Bond Fund seeks to maximize current income consistent with protection of principal. The Fund pursues its objective by investing primarily in debt securities issued by issuers located anywhere in the world. The investment adviser for the Fund is Securian Asset Management, Inc. Brandywine Global Investment Management, LLC serves as investment sub-adviser to the Fund and provides investment advice under a sub-advisory agreement. Prior to May 1, 2021 the Fund was sub-advised by Franklin Advisers, Inc. Investment risks associated with international investing in addition to other risks include currency fluctuations, political and economic instability, and differences in accounting standards when investing in foreign markets.

Performance Update

The Fund's performance for the six-month period ended June 30, 2021, for each class of shares offered was as follows:

Class 1	-2.72 percent*
Class 2	-2.84 percent*

The Fund's benchmark, the FTSE World Government Bond Index, returned -4.75 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

Currency Diversification (shown as a percentage of net assets)

African	0.42%
South African Rand	0.42%
Americas	102.55%
United States Dollar	98.49%
Mexican Peso	1.44%
Chilean Peso	1.38%
Brazilian Real	0.81%
Colombian Peso	0.67%
Canadian Dollar**	-0.24%
Asia Pacific	-1.73%
Malaysian Ringgit	0.57%
Indonesian Rupiah	0.26%
Thai Baht	0.14%
Australian Dollar (AUD)**	-0.22%
Japanese Yen**	-2.48%
Europe	-1.24%
Polish Zloty	1.38%
Russian Ruble	0.62%
Hungarian Forint	0.55%
Euro**	-3.79%

**A negative figure reflects net "short" exposure, designed to benefit if the value of the associated currency decreases. Conversely, the Fund's value would potentially decline if the value of the associated currency increases.

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The FTSE World Government Bond Index is a market capitalization weighted index consisting of the government bond markets from over twenty countries. Country eligibility is determined based upon market capitalization and investability criteria. The index includes all fixed-rate bonds with a remaining maturity of one year or longer and with amounts outstanding of at least the equivalent of U.S. $25 million. Government securities typically exclude floating or variable rate bonds, U.S./Canadian savings bonds and private placements. Each bond must have a minimum rating of BBB-/Baa3 by S&P or Moody's.

SFT IvySM Growth Fund

Fund Objective

The SFT IvySM Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by large capitalization companies. The investment adviser for the Fund is Securian Asset Management, Inc. Delaware Investments Fund Advisers serves as investment sub-adviser to the Fund and provides investment advice under a sub-advisory agreement. Prior to May 3, 2021, the Fund was sub-advised by Ivy Investment Management Company. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for large cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2021, the Fund had a net return of 15.09 percent*. The Fund's benchmark, the Russell 1000 Growth Index, returned 12.99 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 1000 Growth Index is an unmanaged index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values. The index measures the performance of the 1,000 largest companies in the Russel 3000 Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

'Ivy' is the registered service mark of Ivy Distributors, Inc., an affiliate of the Delaware Investments Fund Advisers, the Fund's sub-adviser.

SFT IvySM Small Cap Growth Fund

Fund Objective

The SFT IvySM Small Cap Growth Fund seeks to provide growth of capital. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks issued by small capitalization companies. The investment adviser for the Fund is Securian Asset Management, Inc. Delaware Investments Fund Advisers serves as investment sub-adviser to the Fund and provides investment advice under a sub-advisory agreement. Prior to May 3, 2021, the Fund was sub-advised by Ivy Investment Management Company. The risks incurred by investing in the Fund include, but are not limited to, the risk of declines in the market for small cap stocks or in the equity markets generally.

Performance Update

For the six-month period ended June 30, 2021, the Fund had a net return of 10.66 percent*. The Fund's benchmark, the Russell 2000 Growth Index, returned 8.98 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The Russell 2000 Growth Index is an unmanaged index of those Russell 2000 Index growth companies with higher price-to-book ratios and higher forecasted growth values. The index is broad-based, comprised of 2,000 of the smallest U.S.-domiciled company common stocks based on total market capitalization.

'Ivy' is the registered service mark of Ivy Distributors, Inc., an affiliate of the Delaware Investments Fund Advisers, the Fund's sub-adviser.

SFT Real Estate Securities Fund

Fund Objective

The SFT Real Estate Securities Fund seeks above-average income and long-term growth of capital. The Fund intends to pursue its objective by investing primarily in equity securities of companies in the real estate industry. Investment risks associated with investing in the SFT Real Estate Securities Fund, in addition to other risks, include rental income fluctuations, depreciation, property tax value changes, and differences in real estate market value.

Performance Update

The Fund's performance for the six-month period ended June 30, 2021, for each class of shares offered was as follows:

Class 1	23.19 percent*
Class 2	23.04 percent*

The Fund's benchmark, the FTSE NAREIT Equity REITs Index, returned 21.96 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

FTSE NAREIT Equity REITs Index is a broad-based index consisting of real estate investment trusts.

SFT T. Rowe Price Value Fund

Fund Objective

The SFT T. Rowe Price Value Fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective. The Fund pursues its objective by taking a value approach to investment selection. Holdings consist primarily of large cap stocks, but may also include stocks of mid-cap and small-cap companies. The investment adviser for the Fund is Securian Asset Management, Inc. T. Rowe Price Associates, Inc. serves as investment sub-adviser to the Fund and provides investment advice to the Fund under a sub-advisory agreement. The Fund's value approach to investing carries the risk that the market will not recognize a security's intrinsic value for a long time or that a stock judged to be undervalued may actually be appropriately priced at a low level.

Performance Update

For the six-month period ended June 30, 2021, the Fund had a net return of 18.78 percent*. The Fund's benchmark, the Russell 1000 Value Index, returned 17.05 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

Russell 1000 Value Index measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

SFT Wellington Core Equity Fund

Fund Objective

The SFT Wellington Core Equity Fund seeks long-term capital appreciation. The Fund pursues its objective by investing primarily in a diversified portfolio of common stocks. The investment adviser for the Fund is Securian Asset Management, Inc. Wellington Management Company LLP serves as investment sub-adviser to the Fund and provides investment advice under a sub-advisory agreement. Risks associated with investing in the Fund include, but are not limited to, issuer-specific market volatility and risk of declines in the equity markets generally.

Performance Update

The Fund's performance for the six-month period ended June 30, 2021, for each class of shares offered was as follows:

Class 1	12.56 percent*
Class 2	12.43 percent*

The Fund's benchmark, the Standard & Poor's 500® Index, returned 15.25 percent for the same period.

Sector Diversification (shown as a percentage of net assets)

*  The results shown are past performance and are not an indication of future performance. Current performance may be lower or higher. The investment returns and principal value of an investment will fluctuate so that shares upon redemption may be worth more or less than their original cost. Performance figures of the Fund do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. When such charges are deducted, actual investment performance in a variable policy or contract will be lower.

The S&P 500® Index is a broad, unmanaged index of 500 common stocks which are representative of the U.S. stock market overall.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (25.0%)
Government Obligations (2.3%)
U.S. Government Agencies and Obligations (2.3%)
Federal Home Loan Mortgage Corporation (0.1%)
3.000%, 09/01/43	$72,076	$76,857
3.500%, 10/01/44	85,750	91,798
3.500%, 11/01/44	82,926	88,774
3.500%, 12/01/44	91,092	97,517
		354,946
Federal National Mortgage Association (0.1%)
3.000%, 04/01/43	116,045	123,011
3.000%, 05/01/43	40,511	42,940
3.000%, 06/01/43	161,612	171,343
3.500%, 08/01/42	70,878	77,498
3.500%, 02/01/43	91,303	99,928
		514,720
U.S. Treasury (2.1%)
U.S. Treasury Note, 2.625%, 12/15/21 (b)	15,000,000	15,173,437
Total government obligations (cost: $15,801,371)		16,043,103
Other Mortgage-Backed Securities (0.2%)
Commercial Mortgage-Backed Securities (0.2%)
Bank 2019-BNK18, 3.584%, 05/15/62	1,500,000	1,680,195
Total other mortgage-backed securities (cost: $1,543,996)		1,680,195
Corporate Obligations (22.5%)
Basic Materials (0.2%)
Chemicals (0.2%)
Nutrien, Ltd., 3.000%, 04/01/25 (c)	1,000,000	1,063,650
Mining (0.0%)
BHP Billiton Finance USA, Ltd., 2.875%, 02/24/22 (c)	122,000	123,980
Communications (1.6%)
Cable/Satellite TV (0.3%)
Comcast Corp.
4.200%, 08/15/34 (b)	500,000	591,776
4.650%, 07/15/42 (b)	250,000	315,224
6.400%, 05/15/38	1,000,000	1,472,730
		2,379,730
Diversified Telecommunication Services (0.7%)
AT&T, Inc.
2.550%, 12/01/33 (d)	943,000	932,833
3.550%, 09/15/55 (d)	1,405,000	1,400,354
3.800%, 12/01/57 (d)	75,000	77,904
4.500%, 05/15/35	1,000,000	1,171,038
Verizon Communications, Inc., 2.987%, 10/30/56	1,194,000	1,124,264
		4,706,393
	Principal	Value(a)
Internet & Catalog Retail (0.2%)
Amazon.com, Inc., 3.875%, 08/22/37	$1,000,000	$1,190,159
Media (0.2%)
ViacomCBS, Inc.
3.500%, 01/15/25	750,000	806,069
4.000%, 01/15/26	250,000	277,758
		1,083,827
Telecommunication (0.2%)
Crown Castle Towers LLC, 3.663%, 05/15/45 (d)	1,000,000	1,057,651
Vodafone Group PLC, 4.125%, 05/30/25 (c)	500,000	557,996
		1,615,647
Wireless Telecommunication Services (0.0%)
Rogers Communications, Inc., 4.100%, 10/01/23 (c)	250,000	267,205
Consumer Cyclical (0.6%)
Food & Staples Retailing (0.2%)
The Kroger Co., 4.450%, 02/01/47	1,000,000	1,192,735
Home Furnishings (0.1%)
Harman International Industries, Inc., 4.150%, 05/15/25	1,000,000	1,107,764
Retail (0.3%)
AutoZone, Inc., 3.250%, 04/15/25	1,000,000	1,075,585
Target Corp., 3.500%, 07/01/24 (b)	750,000	813,605
		1,889,190
Consumer Staples (0.6%)
Consumer Products — Miscellaneous (0.1%)
Johnson (S.C.) & Son, Inc., 3.350%, 09/30/24 (d)	750,000	800,877
Food Products (0.1%)
General Mills, Inc., 3.000%, 02/01/51 (d)	1,002,000	1,008,530
Household Products (0.2%)
Kimberly-Clark Corp., 3.900%, 05/04/47	1,000,000	1,209,786
Personal Care (0.2%)
The Estee Lauder Cos., Inc., 4.150%, 03/15/47	1,000,000	1,249,957
Consumer, Non-cyclical (1.4%)
Beverages (0.2%)
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/38	1,000,000	1,192,914

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Commercial Service — Finance (0.0%)
Moody's Corp., 4.875%, 02/15/24	$250,000	$274,499
Diagnostic Equipment (0.3%)
Abbott Laboratories
3.875%, 09/15/25	750,000	835,795
4.750%, 11/30/36	1,000,000	1,284,679
4.750%, 04/15/43	250,000	332,695
		2,453,169
Drugstore Chains (0.0%)
CVS Pass-Through Trust, 6.943%, 01/10/30	143,189	173,252
Food (0.4%)
Mars, Inc., 3.950%, 04/01/49 (d)	1,000,000	1,199,032
Tyson Foods, Inc., 5.150%, 08/15/44	1,000,000	1,298,356
		2,497,388
Pharmaceuticals (0.5%)
AbbVie, Inc., 3.800%, 03/15/25	670,000	731,495
Bristol-Myers Squibb Co., 3.875%, 08/15/25	1,000,000	1,113,494
Novartis Capital Corp., 3.400%, 05/06/24 (b)	500,000	538,910
Takeda Pharmaceutical Co., Ltd., 5.000%, 11/26/28 (c)	1,000,000	1,204,151
		3,588,050
Energy (2.8%)
Oil & Gas (1.4%)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc., 3.337%, 12/15/27	1,000,000	1,093,081
BP Capital Markets America, Inc., 4.234%, 11/06/28	1,000,000	1,161,082
Chevron Corp., 3.191%, 06/24/23 (b)	250,000	262,169
Chevron USA, Inc., 3.900%, 11/15/24	1,000,000	1,097,516
Cimarex Energy Co., 3.900%, 05/15/27	1,000,000	1,100,000
EOG Resources, Inc., 2.625%, 03/15/23	250,000	258,132
Marathon Petroleum Corp., 3.625%, 09/15/24	750,000	807,188
Phillips 66, 4.650%, 11/15/34	1,000,000	1,200,509
Total Capital International SA, 3.750%, 04/10/24 (c)	750,000	813,716
Valero Energy Corp.
3.650%, 03/15/25	1,000,000	1,088,558
4.350%, 06/01/28	1,000,000	1,140,570
		10,022,521
	Principal	Value(a)
Pipelines (1.4%)
Columbia Pipeline Group, Inc., 4.500%, 06/01/25	$1,000,000	$1,122,503
Energy Transfer L.P.
4.250%, 04/01/24	1,000,000	1,077,500
4.900%, 03/15/35	1,000,000	1,150,000
Enterprise Products Operating LLC, 5.750%, 03/01/35	250,000	314,293
Florida Gas Transmission Co. LLC, 4.350%, 07/15/25 (d)	1,000,000	1,108,513
Kinder Morgan, Inc., 5.300%, 12/01/34	750,000	925,810
Magellan Midstream Partners L.P., 4.200%, 10/03/47	1,000,000	1,110,182
Plains All American Pipeline L.P./PAA Finance Corp., 3.850%, 10/15/23	250,000	265,000
Southern Natural Gas Co. LLC, 4.800%, 03/15/47 (d)	1,500,000	1,818,013
The Williams Cos., Inc.
3.750%, 06/15/27	500,000	553,091
4.300%, 03/04/24	500,000	543,785
		9,988,690
Financial (7.0%)
Banks (2.7%)
Associated Banc-Corp., 4.250%, 01/15/25	750,000	810,219
Bank of America Corp.
3.950%, 04/21/25	1,000,000	1,098,349
4.183%, 11/25/27	1,000,000	1,121,302
4.244%, 04/24/38 (3-Month USD LIBOR + 1.814%) (e)	1,000,000	1,190,358
5.700%, 01/24/22	250,000	257,622
Capital One Financial Corp.
4.250%, 04/30/25	1,500,000	1,670,805
4.750%, 07/15/21	250,000	250,400
Citigroup, Inc.
3.300%, 04/27/25	750,000	815,890
3.980%, 03/20/30 (3-Month USD LIBOR + 1.338%) (e)	1,000,000	1,132,164
Discover Bank, 4.250%, 03/13/26	500,000	561,339
Fifth Third Bank, 3.950%, 07/28/25	1,000,000	1,121,128
JPMorgan Chase & Co., 3.125%, 01/23/25	1,000,000	1,071,801
KeyBank NA, 3.180%, 10/15/27	1,000,000	1,026,232
PNC Bank NA
2.450%, 07/28/22	1,000,000	1,021,306
3.800%, 07/25/23	250,000	266,248
4.050%, 07/26/28	1,000,000	1,154,155
Regions Financial Corp., 3.800%, 08/14/23	2,000,000	2,132,408
Synchrony Bank, 3.000%, 06/15/22	1,000,000	1,022,468

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
The Goldman Sachs Group, Inc., 3.850%, 01/26/27	$1,000,000	$1,099,659
Truist Bank, 2.750%, 05/01/23	250,000	260,485
		19,084,338
Capital Markets (0.3%)
E*TRADE Financial Corp., 2.950%, 08/24/22	1,000,000	1,027,303
The Bank of New York Mellon Corp., 3.442%, 02/07/28 (3-Month USD LIBOR + 1.069%) (e)	1,000,000	1,100,782
		2,128,085
Diversified Financial Services (0.9%)
American Express Credit Corp., 3.300%, 05/03/27	1,000,000	1,105,187
CME Group, Inc., 3.000%, 03/15/25	1,000,000	1,073,633
Discover Financial Services, 3.750%, 03/04/25	1,000,000	1,089,297
Eaton Vance Corp., 3.500%, 04/06/27	1,000,000	1,092,913
Pine Street Trust I, 4.572%, 02/15/29 (d)	1,500,000	1,719,121
TD Ameritrade Holding Corp., 2.950%, 04/01/22	700,000	711,206
		6,791,357
Insurance (1.4%)
American Financial Group, Inc., 4.500%, 06/15/47	1,000,000	1,190,593
Assured Guaranty US Holdings, Inc., 5.000%, 07/01/24	500,000	557,970
First American Financial Corp., 4.600%, 11/15/24	750,000	831,139
Liberty Mutual Group, Inc., 4.250%, 06/15/23 (d)	750,000	802,110
Manulife Financial Corp., 4.150%, 03/04/26 (c)	750,000	845,334
Marsh & McLennan Cos., Inc., 4.350%, 01/30/47	1,000,000	1,250,542
Metropolitan Life Global Funding I, 3.875%, 04/11/22 (d)	250,000	257,085
Old Republic International Corp., 4.875%, 10/01/24	750,000	836,449
Pacific Life Insurance Co., 4.300%, 10/24/67 (3-Month USD LIBOR + 2.796%) (d) (e)	1,000,000	1,148,750
StanCorp Financial Group, Inc., 5.000%, 08/15/22	750,000	784,608
The Hanover Insurance Group, Inc., 4.500%, 04/15/26	1,000,000	1,130,856
		9,635,436
	Principal	Value(a)
Property / Casualty Insurance (0.2%)
Arch Capital Finance LLC, 4.011%, 12/15/26 (b)	$1,000,000	$1,130,577
Real Estate Investment Trust — Diversified (0.1%)
Retail Properties of America, Inc., 4.000%, 03/15/25 (b)	1,000,000	1,066,034
Real Estate Investment Trust — Health Care (0.7%)
Healthcare Realty Trust, Inc., 3.875%, 05/01/25	1,000,000	1,082,526
Healthcare Trust of America Holdings L.P., 3.750%, 07/01/27	1,000,000	1,116,234
Physicians Realty L.P., 4.300%, 03/15/27	1,000,000	1,125,939
Welltower, Inc., 4.125%, 03/15/29	1,500,000	1,699,635
		5,024,334
Real Estate Investment Trust — Office Property (0.1%)
Alexandria Real Estate Equities, Inc., 4.500%, 07/30/29	500,000	587,459
Real Estate Investment Trust — Shopping Centers (0.0%)
Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/23	250,000	269,085
Real Estate Investment Trust — Single Tenant (0.1%)
Office Properties Income Trust, 4.500%, 02/01/25	750,000	813,059
Tanger Properties L.P., 3.875%, 12/01/23	200,000	211,277
		1,024,336
Real Estate Investment Trust — Storage (0.1%)
CubeSmart L.P., 4.375%, 12/15/23	500,000	539,443
Specialized REITs (0.4%)
American Tower Corp., 3.375%, 10/15/26	1,000,000	1,088,439
Essex Portfolio L.P., 3.500%, 04/01/25	1,000,000	1,081,285
Goodman US Finance Four LLC, 4.500%, 10/15/37 (d)	500,000	574,771
		2,744,495
Health Care (1.4%)
Health Care Providers & Services (0.6%)
Aetna, Inc., 3.875%, 08/15/47	1,000,000	1,112,052
Anthem, Inc., 4.375%, 12/01/47	1,000,000	1,218,097
Laboratory Corp. of America Holdings, 4.000%, 11/01/23	250,000	267,062

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
UnitedHealth Group, Inc.
2.750%, 02/15/23 (b)	$250,000	$258,261
3.750%, 07/15/25 (b)	1,000,000	1,110,382
		3,965,854
Pharmaceuticals (0.8%)
AbbVie, Inc., 3.600%, 05/14/25	1,000,000	1,087,849
Bristol-Myers Squibb Co., 3.250%, 11/01/23	500,000	532,006
Cardinal Health, Inc., 3.750%, 09/15/25	1,000,000	1,099,485
Eli Lilly & Co., 3.950%, 05/15/47	1,000,000	1,204,795
Mead Johnson Nutrition Co., 5.900%, 11/01/39	1,000,000	1,432,979
Mylan, Inc., 4.200%, 11/29/23	500,000	535,751
		5,892,865
Industrials (3.0%)
Aerospace & Defense (0.8%)
General Dynamics Corp., 3.500%, 05/15/25	1,000,000	1,096,132
L3Harris Technologies, Inc., 3.832%, 04/27/25	1,000,000	1,095,522
Raytheon Technologies Corp.
3.700%, 12/15/23	500,000	534,417
4.050%, 05/04/47	1,000,000	1,171,726
4.125%, 11/16/28	1,500,000	1,726,453
		5,624,250
Air Freight & Logistics (0.2%)
FedEx Corp., 4.400%, 01/15/47	1,000,000	1,198,908
Building Products (0.2%)
CRH America Finance, Inc., 4.400%, 05/09/47 (d)	1,000,000	1,200,218
Containers & Packaging (0.2%)
Amcor Finance USA, Inc., 4.500%, 05/15/28	1,000,000	1,161,484
Electrical Equipment (0.1%)
Flex. Ltd., 4.750%, 06/15/25 (c)	1,000,000	1,116,723
Environmental Control (0.2%)
Republic Services, Inc., 3.950%, 05/15/28	1,000,000	1,136,510
Industrial Conglomerates (0.2%)
3M Co., 3.625%, 10/15/47	1,000,000	1,157,386
Machinery (0.3%)
Caterpillar Financial Services Corp.
2.850%, 05/17/24	1,000,000	1,064,942
3.750%, 11/24/23 (b)	750,000	809,911
		1,874,853
	Principal	Value(a)
Miscellaneous Manufacturing (0.3%)
Carlisle Cos., Inc., 3.750%, 12/01/27	$1,000,000	$1,115,569
Textron, Inc.
3.875%, 03/01/25	750,000	815,910
4.300%, 03/01/24	500,000	540,537
		2,472,016
Road & Rail (0.0%)
Kansas City Southern, 4.300%, 05/15/43	250,000	289,239
Transportation (0.2%)
Burlington Northern Santa Fe LLC, 3.750%, 04/01/24	350,000	377,465
Penske Truck Leasing Co. L.P. / PTL Finance Corp., 3.900%, 02/01/24 (d)	1,000,000	1,072,480
		1,449,945
Trucking & Leasing (0.3%)
GATX Corp.
3.250%, 03/30/25	1,000,000	1,070,086
4.550%, 11/07/28	1,000,000	1,160,890
		2,230,976
Information Technology (0.9%)
Communications Equipment (0.2%)
QUALCOMM, Inc., 4.650%, 05/20/35	1,000,000	1,263,549
Computers (0.2%)
Apple, Inc., 4.375%, 05/13/45 (b)	1,000,000	1,279,474
Interactive Media & Services (0.1%)
eBay, Inc., 3.450%, 08/01/24	750,000	805,292
IT Services (0.1%)
Global Payments, Inc., 4.800%, 04/01/26	750,000	859,531
Software (0.3%)
Fiserv, Inc., 3.850%, 06/01/25	1,000,000	1,099,016
Oracle Corp., 3.800%, 11/15/37	1,000,000	1,099,091
		2,198,107
Materials (0.5%)
Chemicals (0.3%)
The Mosaic Co., 5.450%, 11/15/33	200,000	250,883
The Sherwin-Williams Co., 3.950%, 01/15/26	1,000,000	1,110,749
Yara International ASA, 4.750%, 06/01/28 (c) (d)	1,000,000	1,175,278
		2,536,910

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

	Principal	Value(a)
Construction Materials (0.2%)
Vulcan Materials Co., 4.500%, 06/15/47	$1,000,000	$1,214,653
Transportation (0.4%)
Airlines (0.2%)
American Airlines 2015-2 Class A Pass Through Trust, 4.000%, 03/22/29	763,173	749,817
British Airways 2013-1 Class A Pass Through Trust, 4.625%, 12/20/25 (d)	563,662	591,845
United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/27	169,471	178,777
		1,520,439
Transport — Rail (0.2%)
Norfolk Southern Corp., 3.850%, 01/15/24	500,000	535,779
Union Pacific Corp., 3.750%, 03/15/24	500,000	537,317
		1,073,096
Utilities (2.1%)
Electric Utilities (1.0%)
Ameren Illinois Co., 3.700%, 12/01/47	1,000,000	1,139,550
Arizona Public Service Co., 4.350%, 11/15/45	1,000,000	1,216,998
Duke Energy Progress LLC, 3.600%, 09/15/47	1,000,000	1,103,161
Entergy Louisiana LLC, 3.300%, 12/01/22	250,000	258,124
Northern States Power Co., 3.750%, 12/01/47	1,000,000	1,131,183
Oglethorpe Power Corp., 4.250%, 04/01/46	800,000	885,125
Oklahoma Gas & Electric Co., 4.150%, 04/01/47	1,000,000	1,191,723
		6,925,864
Electric — Integrated (0.1%)
Berkshire Hathaway Energy Co., 3.750%, 11/15/23	250,000	267,149
Gas Utilities (0.6%)
National Fuel Gas Co., 4.750%, 09/01/28	1,000,000	1,119,936
ONEOK, Inc.
4.000%, 07/13/27	500,000	550,547
4.350%, 03/15/29	1,500,000	1,692,804
Washington Gas Light Co., 3.796%, 09/15/46	1,000,000	1,142,565
		4,505,852
	Shares/ Principal	Value(a)
Multi-Utilities (0.2%)
Dominion Energy Gas Holdings LLC, 3.550%, 11/01/23	$250,000	$266,258
National Fuel Gas Co., 5.200%, 07/15/25	1,000,000	1,124,927
		1,391,185
Water Utilities (0.2%)
American Water Capital Corp., 3.750%, 09/01/47	1,000,000	1,123,898
Aquarion Co., 4.000%, 08/15/24 (d)	500,000	542,588
		1,666,486
Total corporate obligations (cost: $142,451,959)		159,383,706
Total long-term debt securities (cost: $159,797,326)		177,107,004
Mutual Funds (40.4%)
Investment Companies (40.4%)
iShares iBoxx $ Investment Grade Corporate Bond ETF	44,500	5,979,020
SFT Index 500 Fund (f)	14,224,618	257,604,133
SPDR S&P 500 ETF Trust (b)	36,170	15,482,930
Vanguard S&P 500 ETF	20,175	7,939,266
Total mutual funds (cost: $123,653,386)		287,005,349
Short-Term Securities (32.6%)
Investment Companies (32.6%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	231,678,388	231,678,388
Total short-term securities (cost: $231,678,388)		231,678,388
Total investments excluding purchased options (98.0%) (cost: $515,129,100)		695,790,741
Total purchased options outstanding (0.2%) (cost: $1,499,447)		1,637,235
Total investments in securities (cost: $516,628,547) (g)		697,427,976
Cash and other assets in excess of liabilities (1.8%)		12,769,555
Total net assets (100.0%)		$710,197,531

See accompanying notes to financial statements.

SFT Balanced Stabilization Fund (Formerly SFT Dynamic Managed Volatility Fund)
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2021, securities with an aggregate market value of $31,681,415 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2021	1,123	Long	$237,893,647	$240,804,890	$2,911,243

(c)  Foreign security: The Fund held 1.0% of net assets in foreign securities at June 30, 2021.

(d)  Security sold within terms of a private placement exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(e)  Variable rate security.

(f)  Affiliated security.

(g)  At June 30, 2021, the cost of investments for federal income tax purposes was $519,427,141. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$180,744,543
Gross unrealized depreciation	(108,522)
Net unrealized appreciation	$180,636,021

Call Options Purchased:

The Fund had the following call options purchased open at June 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$17	August 2021	7,005	$700,500	$805,575
S&P 500 Index	4,070	August 2021	249	24,900	831,660
					$1,637,235

Put Options Written:

The Fund had the following put options written open at June 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$11	August 2021	7,005	$700,500	$(35,025)
S&P 500 Index	3,660	August 2021	249	24,900	(241,032)
					$(276,057)

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Long-Term Debt Securities (99.4%)
Government Obligations (29.5%)
Other Government Obligations (1.7%)
Provincial or Local Government Obligations (1.7%)
Douglas County Public Utility District No. 1, 5.450%, 09/01/40	$1,185,000	$1,616,873
Municipal Electric Authority of Georgia, 6.655%, 04/01/57	1,163,000	1,806,337
Ohio State Water Development Authority, 4.817%, 12/01/30	250,000	306,975
Port Authority of New York & New Jersey
4.458%, 10/01/62	1,150,000	1,526,855
4.926%, 10/01/51	2,055,000	2,869,417
Texas A&M University, 4.000%, 05/15/31	325,000	358,186
		8,484,643
U.S. Government Agencies and Obligations (27.8%)
Federal Home Loan Mortgage Corporation (3.8%)
0.736%, 01/25/23 (1-Month USD LIBOR + 0.650%) (b)	18,738	18,746
1.042%, 10/25/29 (1-Month USD LIBOR + 0.950%) (b)	450,000	428,842
2.500%, 03/01/28	269,929	283,210
2.500%, 04/01/28	96,926	101,200
3.000%, 08/01/42	352,781	375,977
3.000%, 12/01/42	141,794	151,136
3.000%, 01/01/43	190,501	204,586
3.000%, 02/01/43	475,875	513,085
3.000%, 04/01/43	697,853	748,706
3.000%, 10/25/46	75,660	74,509
3.392%, 10/25/27 (1-Month USD LIBOR + 3.300%) (b)	535,024	543,057
3.500%, 10/01/25	95,819	100,816
3.500%, 05/01/32	112,599	117,862
3.500%, 03/01/42	543,599	595,980
3.500%, 08/01/42	439,664	482,220
3.500%, 05/25/45	371,875	374,619
3.542%, 10/25/29 (1-Month USD LIBOR + 3.450%) (b)	4,000,000	4,174,672
4.000%, 09/01/40	429,149	476,941
4.000%, 11/01/40	959,919	1,070,747
4.000%, 02/01/41	194,211	214,672
4.000%, 03/01/41	217,624	244,811
4.500%, 04/01/23	8,199	8,885
4.500%, 09/01/40	55,911	61,926
4.500%, 01/01/41	335,578	371,681
4.500%, 02/01/41	182,649	202,505
4.500%, 03/01/41	432,528	480,883
4.500%, 04/01/41	360,273	408,271
4.642%, 10/25/24 (1-Month USD LIBOR + 4.550%) (b)	55,273	56,491
4.892%, 05/25/28 (1-Month USD LIBOR + 4.800%) (b)	1,307,392	1,352,968
	Principal	Value(a)
5.000%, 03/01/23	$4,152	$4,551
5.000%, 05/01/29	16,655	18,395
5.000%, 04/01/35	42,343	47,442
5.000%, 08/01/35	35,170	39,890
5.000%, 11/01/35	53,993	60,730
5.000%, 11/01/39	383,634	436,398
5.000%, 04/01/40	97,595	109,670
5.000%, 08/01/40	79,959	90,003
5.500%, 11/01/23	45,245	50,473
5.500%, 05/01/34	439,298	505,689
5.500%, 10/01/34	171,837	197,316
5.500%, 07/01/35	162,051	188,761
5.500%, 10/01/35	190,139	221,326
5.500%, 12/01/38	108,716	125,582
5.642%, 07/25/28 (1-Month USD LIBOR + 5.550%) (b)	2,334,663	2,451,683
6.000%, 11/01/33	229,038	272,028
6.250%, 12/15/23	14,363	14,984
6.500%, 09/01/32	23,154	27,570
6.500%, 11/01/32	21,617	25,328
6.500%, 06/01/36	131,640	156,881
7.000%, 12/01/37	37,573	44,528
		19,329,232
Federal National Mortgage Association (4.5%)
2.500%, 03/01/27	154,030	161,270
2.500%, 11/01/27	251,879	263,767
2.500%, 03/01/28	174,128	181,652
2.500%, 07/01/28	247,434	259,176
3.000%, 06/01/22	14,123	14,268
3.000%, 09/01/22	11,867	12,025
3.000%, 11/01/27	106,363	111,769
3.000%, 06/01/28	99,002	104,049
3.000%, 09/01/42	98,392	104,880
3.000%, 01/01/46	228,599	242,022
3.500%, 11/01/25	109,332	115,055
3.500%, 01/01/26	134,348	141,613
3.500%, 12/01/32	118,184	125,793
3.500%, 11/01/40	328,557	358,994
3.500%, 01/01/41	397,999	433,460
3.500%, 02/01/41	485,105	517,741
3.500%, 04/01/41	232,020	252,786
3.500%, 11/01/41	1,325,809	1,445,421
3.500%, 12/01/41	291,135	313,602
3.500%, 05/01/42	137,781	149,229
3.500%, 01/01/43	328,360	352,621
3.500%, 02/01/43	365,212	399,710
3.500%, 05/01/43	1,260,856	1,373,986
3.742%, 09/25/29 (1-Month USD LIBOR + 3.650%) (b)	184,212	191,230
4.000%, 12/01/40	57,629	63,093
4.000%, 04/01/41	776,680	865,750
4.000%, 09/01/41	258,854	283,343
4.000%, 11/01/41	133,251	145,527
4.000%, 06/01/42	378,332	419,097
4.000%, 09/01/43	251,006	273,709
4.392%, 02/25/25 (1-Month USD LIBOR + 4.300%) (b)	774,586	792,700
4.492%, 01/25/24 (1-Month USD LIBOR + 4.400%) (b)	50,202	51,513
4.500%, 04/01/25	17,177	18,143
4.500%, 05/25/34	537,000	622,602

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
4.500%, 05/01/35	$128,230	$143,606
4.500%, 07/01/35	281,021	312,451
4.500%, 09/01/37	110,063	122,390
4.500%, 06/01/39	114,987	127,453
4.500%, 04/01/41	997,301	1,115,014
4.500%, 07/01/41	711,111	787,676
4.500%, 07/01/47	291,138	324,848
4.542%, 01/25/29 (1-Month USD LIBOR + 4.450%) (b)	1,206,295	1,261,014
5.000%, 06/25/23	22,736	23,302
5.000%, 07/01/23	17,524	18,692
5.000%, 11/01/33	123,947	140,021
5.000%, 03/01/34	99,083	111,918
5.000%, 05/01/34	23,107	26,053
5.000%, 12/01/34	133,231	152,583
5.000%, 07/01/35	118,969	135,922
5.000%, 08/01/35	45,303	51,465
5.000%, 03/01/38	62,096	72,228
5.000%, 04/01/38	94,361	109,195
5.000%, 06/01/39	77,403	87,617
5.000%, 12/01/39	303,729	343,899
5.000%, 06/01/40	42,018	47,476
5.000%, 04/01/41	284,572	324,951
5.500%, 08/01/23	10,754	11,996
5.500%, 02/01/24	18,239	20,346
5.500%, 04/01/33	435,960	509,445
5.500%, 05/01/33	6,127	7,165
5.500%, 12/01/33	49,013	56,909
5.500%, 01/01/34	93,316	109,335
5.500%, 02/01/34	99,216	115,087
5.500%, 03/01/34	159,085	184,487
5.500%, 04/01/34	92,941	108,653
5.500%, 05/01/34	3,788	4,209
5.500%, 09/01/34	112,507	130,307
5.500%, 10/01/34	37,638	43,698
5.500%, 01/01/35	63,843	74,155
5.500%, 02/01/35	193,988	224,193
5.500%, 04/01/35	173,490	201,496
5.500%, 06/01/35	18,569	21,507
5.500%, 08/01/35	95,357	111,920
5.500%, 10/01/35	235,233	273,055
5.500%, 11/01/35	44,669	51,387
5.500%, 09/01/36	80,977	93,930
5.500%, 12/01/39	52,802	60,500
6.000%, 08/01/23	14,717	15,383
6.000%, 09/01/32	9,155	10,873
6.000%, 10/01/32	312,635	371,343
6.000%, 11/01/32	331,710	394,477
6.000%, 03/01/33	272,628	323,846
6.000%, 12/01/33	89,734	107,029
6.000%, 08/01/34	27,900	32,480
6.000%, 09/01/34	14,624	17,574
6.000%, 11/01/34	11,753	13,584
6.000%, 12/01/34	74,550	88,450
6.000%, 11/01/36	9,786	11,753
6.000%, 01/01/37	96,305	114,358
6.000%, 08/01/37	53,632	64,190
6.000%, 12/01/37	176	180
6.000%, 10/01/38	105,065	125,884
6.500%, 11/01/23	10,476	10,933
6.500%, 12/01/31	45,683	53,969
6.500%, 02/01/32	149,903	177,108
6.500%, 04/01/32	101,201	117,729
6.500%, 05/01/32	24,334	28,750
	Principal	Value(a)
6.500%, 07/01/32	$185,695	$216,696
6.500%, 08/01/32	83,144	98,244
6.500%, 09/01/32	51,034	59,814
6.500%, 10/01/32	65,037	75,638
6.500%, 09/01/34	3,252	3,814
6.500%, 11/01/34	3,219	3,790
6.500%, 03/01/35	55,226	65,348
6.500%, 02/01/36	6,577	7,676
6.500%, 09/01/37	61,465	71,608
6.500%, 11/01/37	35,765	42,596
7.000%, 07/01/31	42,382	50,841
7.000%, 09/01/31	126,511	149,779
7.000%, 11/01/31	130,305	153,503
7.000%, 02/01/32	57,912	68,211
7.000%, 03/01/32	13,434	16,135
7.000%, 07/01/32	51,189	60,168
7.000%, 10/01/37	14,814	16,612
7.500%, 07/25/22	456	458
7.500%, 04/01/31	47,662	53,880
7.500%, 05/01/31	18,455	21,940
		22,731,794
Government National Mortgage Association (1.8%)
0.004%, 06/17/45 (b) (c)	283,069	32
1.000%, 12/20/42	57,870	56,028
3.000%, 03/15/45	733,007	765,530
3.000%, 04/15/45	1,197,837	1,249,897
3.000%, 05/15/45	80,422	85,439
3.250%, 04/20/33	118,235	123,770
3.250%, 03/20/35	971,483	1,036,552
3.250%, 11/20/35	490,801	523,666
3.250%, 01/20/36	818,797	873,594
3.500%, 11/15/40	62,578	66,766
3.500%, 04/20/46	385,141	403,779
3.750%, 03/20/46	721,865	768,058
4.000%, 07/20/31	275,234	299,430
4.000%, 04/20/39	194,574	207,342
4.000%, 12/20/40	548,056	604,429
4.000%, 01/15/41	28,708	31,679
4.000%, 02/15/41	220,722	243,640
4.000%, 10/15/41	145,736	160,853
4.000%, 12/20/44	71,730	78,057
4.500%, 06/15/40	145,546	165,609
5.000%, 05/15/33	45,677	52,382
5.000%, 12/15/39	59,515	68,588
5.000%, 01/15/40	556,137	649,504
5.000%, 07/15/40	122,232	138,320
5.500%, 07/15/38	147,389	170,268
5.500%, 10/15/38	215,641	248,796
8.500%, 10/15/22	2,949	2,968
		9,074,976
U.S. Treasury (17.7%)
U.S. Treasury Bond
1.375%, 11/15/40	7,150,000	6,428,297
1.625%, 11/15/50	6,927,000	6,223,477
1.875%, 02/15/41	4,895,000	4,797,100
1.875%, 02/15/51	5,140,000	4,908,700
5.375%, 02/15/31 (d)	5,115,000	6,954,801
U.S. Treasury Note
0.125%, 01/15/24	5,000,000	4,970,312
0.250%, 05/15/24	1,600,000	1,591,500
0.250%, 06/15/24	1,500,000	1,491,094

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
0.375%, 04/15/24	$2,325,000	$2,322,457
0.500%, 05/31/27	5,020,000	4,863,125
0.625%, 12/31/27	8,000,000	7,740,000
0.750%, 04/30/26	2,100,000	2,090,156
0.750%, 05/31/26	5,105,000	5,077,880
0.875%, 06/30/26	6,500,000	6,500,000
1.125%, 02/29/28	8,328,000	8,309,782
1.250%, 05/31/28	1,485,000	1,490,105
1.500%, 01/31/27	1,500,000	1,542,891
1.625%, 05/15/31	4,890,000	4,970,991
1.750%, 12/31/24	7,465,000	7,769,432
2.250%, 02/15/27 (d)	150,000	160,406
2.750%, 02/15/28	200,000	220,531
		90,423,037
Vendee Mortgage Trust (0.0%)
Vendee Mortgage Trust, 7.793%, 02/15/25	13,360	14,158
Total government obligations (cost: $144,035,264)		150,057,840
Asset-Backed Securities (11.8%)
AmeriCredit Automobile Receivables Trust, 3.180%, 07/18/23	3,250,000	3,309,159
AMSR Trust, 2.278%, 08/17/26 (e) (h)	1,150,000	1,150,437
Bank of The West Auto Trust, 3.210%, 04/15/25 (e)	2,293,000	2,330,495
Bear Stearns Asset Backed Securities Trust, 1.067%, 02/25/34 (1-Month USD LIBOR + 0.975%) (b)	361,951	361,124
CarMax Auto Owner Trust, 2.950%, 11/15/23	1,950,000	1,981,975
Chase Funding Trust
0.652%, 02/25/33 (1-Month USD LIBOR + 0.560%) (b)	148,458	143,284
0.732%, 08/25/32 (1-Month USD LIBOR + 0.640%) (b)	94,443	90,501
Chesapeake Funding II LLC, 3.570%, 04/15/30 (e)	1,200,000	1,207,262
Commonbond Student Loan Trust
2.550%, 05/25/41 (e)	189,090	193,180
5.280%, 05/25/41 (e)	27,938	30,367
Commonbond Student Loan Trust 2018-A-GS
0.592%, 02/25/44 (1-Month USD LIBOR + 0.500%) (b) (e)	398,835	397,260
3.210%, 02/25/44 (e)	1,012,348	1,045,490
Commonbond Student Loan Trust 2019-A-GS, 2.540%, 01/25/47 (e)	2,174,486	2,231,669
Commonbond Student Loan Trust 2021-A-GS, 1.200%, 03/25/52 (e)	857,397	852,544
Drive Auto Receivables Trust
3.530%, 12/15/23 (e)	141,600	142,598
3.990%, 01/15/25	1,977,757	2,002,481
	Principal	Value(a)
Earnest Student Loan Program LLC
2.650%, 01/25/41 (e)	$1,214,693	$1,220,147
2.720%, 01/25/41 (e)	109,173	109,346
3.020%, 05/25/34 (e)	141,870	141,984
Firstkey Homes Trust, 1.788%, 08/17/28 (e) (h)	2,075,000	2,077,199
GM Financial Consumer Automobile Receivables Trust, 2.770%, 07/17/23	800,000	805,507
Home Partners of America 2018-1 Trust, 0.982%, 07/17/37 (1-Month USD LIBOR + 0.900%) (b) (e)	1,046,316	1,046,316
Invitation Homes 2018-SFR1 Trust
1.332%, 03/17/37 (1-Month USD LIBOR + 1.250%) (b) (e)	3,500,000	3,500,000
1.532%, 03/17/37 (1-Month USD LIBOR + 1.450%) (b) (e)	999,636	999,686
Invitation Homes 2018-SFR3 Trust
1.082%, 07/17/37 (1-Month USD LIBOR + 1.000%) (b) (e)	1,945,160	1,945,160
1.732%, 07/17/37 (1-Month USD LIBOR + 1.650%) (b) (e)	1,046,521	1,046,102
Invitation Homes 2018- SFR4 Trust, 1.482%, 01/17/38 (1-Month USD LIBOR + 1.400%) (b) (e)	5,050,000	5,050,000
Invitation Homes Trust, 1.353%, 06/17/37 (1-Month USD LIBOR + 1.280%) (b) (e)	1,500,000	1,500,000
Kubota Credit Owner Trust 2020-2, 0.410%, 06/15/23 (e)	1,672,244	1,673,621
Morgan Stanley Dean Witter Capital I, Inc., 0.652%, 08/25/32 (1-Month USD LIBOR + 0.560%) (b)	178,343	174,295
Navient Private Education Refi Loan Trust
1.310%, 01/15/69 (e)	1,675,685	1,679,392
0.940%, 07/15/69 (e)	2,576,555	2,575,418
Navient Private Education Refi Loan Trust 2021-c, 1.060%, 10/15/69 (e)	1,275,000	1,277,790
Progress Residential 2019-SFR2 Trust, 3.446%, 05/17/36 (e)	2,500,000	2,539,650
Saxon Asset Securities Trust, 0.632%, 03/25/35 (1-Month USD LIBOR + 0.540%) (b)	270,238	263,348
Sofi Professional Loan Program 2017-F LLC, 2.840%, 01/25/41 (e)	774,719	791,639

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Sofi Professional Loan Program 2018-A LLC, 2.950%, 02/25/42 (e)	$739,328	$750,747
SoFi Professional Loan Program LLC, 2.650%, 09/25/40 (e)	589,558	599,877
Towd Point Mortgage Trust
3.000%, 06/25/58 (b) (e)	2,684,783	2,792,476
3.750%, 04/25/55 (b) (e)	2,505,000	2,620,094
4.060%, 11/25/57 (b) (e)	3,154,000	3,378,921
Tricon American Homes Trust, 1.832%, 11/17/39 (e)	975,000	967,015
Volvo Financial Equipment LLC Series 2018-1, 3.060%, 12/15/25 (e)	1,300,000	1,312,004
Total asset-backed securities (cost: $59,761,431)		60,307,560
Other Mortgage-Backed Securities (12.7%)
Collateralized Mortgage Obligations/Mortgage Revenue Bonds (7.3%)
Agate Bay Mortgage Trust, 3.754%, 01/25/45 (b) (e)	148,246	151,102
Bear Stearns Mortgage Securities, Inc., 8.000%, 11/25/29	30,059	28,498
Bellemeade Re 2018-1, Ltd., 1.692%, 04/25/28 (1-Month USD LIBOR + 1.600%) (b) (e) (f)	961,413	962,032
Bellemeade Re 2018-3, Ltd., 1.942%, 10/25/28 (1-Month USD LIBOR + 1.850%) (b) (e) (f)	2,073,741	2,079,222
Citigroup Mortgage Loan Trust, Inc.
1.000%, 05/25/51 (e) (h)	2,325,000	2,385,486
3.000%, 09/25/64 (b) (e)	275,281	281,332
CSMC Trust
3.302%, 08/25/43 (b) (e)	1,912,552	1,933,644
3.500%, 06/25/47 (b) (e)	1,888,408	1,926,439
Eagle RE 2020-1 Ltd., 1.542%, 01/25/30 (b) (e)	4,725,000	4,700,682
Flagstar Mortgage Trust, 2.500%, 07/25/51 (b) (e)	2,700,000	2,765,813
GS Mortgage-Backed Securities Trust, 2.464%, 07/25/44 (b) (e)	2,110,021	2,103,313
JP Morgan Mortgage Trust
2.512%, 11/25/33 (b)	63,405	63,933
3.309%, 10/25/46 (b) (e)	275,532	278,917
3.418%, 06/25/29 (b) (e)	141,890	146,220
3.606%, 05/25/43 (b) (e)	145,173	146,484
3.682%, 05/25/47 (e)	3,003,387	2,501,500
3.528%, 10/25/45 (b) (e)	1,375,000	1,370,646
2.500%, 08/25/51 (b) (e)	2,400,000	2,425,569
MRFC Mortgage Pass- Through Trust Series 1998-2, 6.750%, 06/25/28	4,203	4,267
	Principal	Value(a)
Prudential Home Mortgage Securities
7.480%, 09/28/24 (b) (e)	$204	$198
Radnor RE 2019-1, Ltd., 2.042%, 02/25/29 (1-Month USD LIBOR + 1.950%) (b) (e) (f)	726,645	728,605
Seasoned Credit Risk Transfer Trust
4.000%, 07/25/56 (b)	2,602,000	2,595,809
4.000%, 08/25/56 (b) (e)	1,200,000	1,219,567
Sequoia Mortgage Trust
3.159%, 11/25/30 (b) (e)	409,804	416,915
3.507%, 06/25/43 (b)	863,502	876,308
3.718%, 07/25/45 (b) (e)	319,404	326,150
3.893%, 01/25/45 (b) (e)	211,268	215,641
Sequoia Mortgage Trust 2017-1, 3.610%, 02/25/47 (b) (e)	1,117,227	1,140,083
Shellpoint Co-Originator Trust, 3.652%, 04/25/47 (b) (e)	1,472,971	1,493,071
Structured Asset Mortgage Investments, Inc., 6.750%, 05/02/30 (b)	9,414	352
WinWater Mortgage Loan Trust 2015-4, 3.722%, 06/20/45 (b) (e)	1,985,883	2,029,380
		37,297,178
Commercial Mortgage-Backed Securities (5.4%)
BAMLL Commercial Mortgage Securities Trust 2014-520M, 4.325%, 08/15/46 (b) (e)	1,350,000	1,597,509
BB-UBS Trust, 4.160%, 11/05/36 (b) (e)	1,000,000	999,375
CFCRE Commercial Mortgage Trust, 3.839%, 12/10/54	500,000	555,325
Citigroup Commercial Mortgage Trust 2018-TBR, 0.903%, 12/15/36 (1-Month USD LIBOR + 0.830%) (b) (e)	4,000,000	3,996,920
CSMC Trust, 3.304%, 09/15/37 (e)	357,244	370,484
Hometown Commercial Mortgage, 6.057%, 06/11/39 (e)	28,292	12,748
Irvine Core Office Trust, 2.068%, 05/15/48 (e)	105,356	106,858
JPMCC Commercial Mortgage Securities Trust, 3.723%, 03/15/50	1,000,000	1,111,550
Morgan Stanley Bank of America Merrill Lynch Trust, 3.720%, 12/15/49	225,000	250,569
Morgan Stanley Capital I Trust, 3.451%, 08/05/34 (e)	700,000	694,694
One Market Plaza Trust, 3.614%, 02/10/32 (e)	2,500,000	2,551,800

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
One Park Mortgage Trust, 0.773%, 03/15/36 (1-Month USD LIBOR + 0.700%) (b) (e)	$3,050,000	$3,048,566
UBS Commercial Mortgage Trust
3.580%, 12/15/50	3,500,000	3,869,915
3.724%, 06/15/50	2,750,000	2,989,277
4.061%, 12/15/50 (b)	1,505,000	1,669,993
Wells Fargo Commercial Mortgage Trust
3.184%, 04/15/50	1,544,000	1,657,360
3.637%, 06/15/48	1,905,000	2,079,441
		27,562,384
Total other mortgage-backed securities (cost: $64,299,749)		64,859,562
Corporate Obligations (45.4%)
Communications (2.6%)
Media (0.5%)
Comcast Corp., 3.300%, 04/01/27	2,120,000	2,334,692
Telecommunication (2.1%)
AT&T, Inc.
2.300%, 06/01/27	650,000	671,293
3.550%, 09/15/55 (e)	4,012,000	3,998,732
3.650%, 06/01/51	650,000	677,008
Crown Castle Towers LLC, 3.222%, 05/15/42 (e)	2,375,000	2,373,319
Verizon Communications, Inc., 3.550%, 03/22/51	3,050,000	3,249,543
		10,969,895
Consumer Cyclical (1.1%)
Auto/Truck Parts & Equipment — Original (1.1%)
General Motors Financial Co., Inc., 0.804%, 03/08/24 (SOFRRATE + 0.760%) (b)	1,775,000	1,784,459
Hyundai Capital America
2.850%, 11/01/22 (e)	3,000,000	3,083,061
3.250%, 09/20/22 (e)	625,000	644,144
		5,511,664
Consumer, Non-cyclical (3.2%)
Agricultural Operations (0.6%)
Bunge, Ltd. Finance Corp.
1.630%, 08/17/25	1,000,000	1,010,891
2.750%, 05/14/31	2,000,000	2,016,904
		3,027,795
Agricultural Products (0.2%)
Altria Group, Inc., 5.800%, 02/14/39	955,000	1,176,270
	Principal	Value(a)
Drugstore Chains (1.1%)
CVS Pass-Through Trust
5.298%, 01/11/27 (e)	$793,129	$869,555
5.880%, 01/10/28	290,716	327,781
6.036%, 12/10/28	1,791,333	2,068,972
6.943%, 01/10/30	1,858,588	2,248,811
		5,515,119
Food (0.3%)
Ingredion, Inc., 3.900%, 06/01/50	1,160,000	1,302,055
Pharmaceuticals (0.8%)
Johnson & Johnson, 2.250%, 09/01/50	1,750,000	1,633,247
Viatris, Inc.
2.300%, 06/22/27 (e)	1,400,000	1,429,583
3.850%, 06/22/40 (e)	1,000,000	1,061,962
		4,124,792
Public Thoroughfares (0.2%)
Transurban Finance Co. Pty, Ltd., 2.450%, 03/16/31 (e) (f)	1,100,000	1,103,358
Energy (7.3%)
Oil & Gas (1.8%)
Chevron USA, Inc., 3.900%, 11/15/24	2,035,000	2,233,445
DT Midstream, Inc.
4.125%, 06/15/29 (e)	1,357,000	1,375,659
4.375%, 06/15/31 (e)	685,000	696,988
Equinor ASA, 3.000%, 04/06/27 (f)	2,800,000	3,033,363
NGPL PipeCo LLC, 3.250%, 07/15/31 (e)	1,965,000	2,020,706
		9,360,161
Oil, Gas & Consumable Fuels (1.3%)
HollyFrontier Corp., 2.625%, 10/01/23	1,700,000	1,757,281
Marathon Petroleum Corp., 5.850%, 12/15/45	1,505,000	1,932,044
Valero Energy Corp., 1.269%, 09/15/23 (3-Month USD LIBOR + 1.150%) (b)	2,500,000	2,503,122
		6,192,447
Pipelines (4.2%)
Boardwalk Pipelines L.P.
4.450%, 07/15/27	1,513,000	1,705,799
4.800%, 05/03/29	1,095,000	1,266,171
4.950%, 12/15/24	1,000,000	1,116,172
El Paso Natural Gas Co. LLC, 8.375%, 06/15/32	675,000	988,948
Enterprise Products Operating LLC, 2.912%, 06/01/67 (3-Month USD LIBOR + 2.778%) (b)	2,180,000	2,002,238
EQM Midstream Partners L.P., 6.500%, 07/15/48	975,000	1,040,813
See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Gray Oak Pipeline LLC, 3.450%, 10/15/27 (e)	$1,525,000	$1,604,546
Midwest Connector Capital Co. LLC, 3.625%, 04/01/22 (e)	2,300,000	2,338,182
MPLX L.P., 1.223%, 09/09/22 (3-Month USD LIBOR + 1.100%) (b)	2,230,000	2,232,787
Sabine Pass Liquefaction LLC, 4.500%, 05/15/30	825,000	949,781
Sunoco Logistics Partners Operations L.P., 6.850%, 02/15/40	2,150,000	2,752,000
Tennessee Gas Pipeline Co. LLC, 8.375%, 06/15/32	1,850,000	2,704,110
The Williams Cos., Inc., 3.350%, 08/15/22	628,000	643,492
		21,345,039
Financial (13.8%)
Banks (8.1%)
Athene Global Funding, 3.000%, 07/01/22 (e)	1,275,000	1,306,918
Bank of America Corp., 3.974%, 02/07/30 (3-Month USD LIBOR + 1.210%) (b)	4,040,000	4,583,396
BBVA USA, 3.875%, 04/10/25	2,500,000	2,752,048
Citigroup, Inc., 3.875%, 02/18/26 (5-Year CMT + 3.417%) (b)	1,110,000	1,140,525
Citizens Bank NA/ Providence, 1.096%, 03/29/23 (3-Month USD LIBOR + 0.950%) (b)	3,150,000	3,186,445
Discover Bank, 3.450%, 07/27/26	1,900,000	2,084,361
HSBC Holdings PLC, 3.262%, 03/13/23 (3-Month USD LIBOR + 1.055%) (b) (f)	1,875,000	1,912,474
JPMorgan Chase & Co.
3.465%, 10/01/21 (3-Month USD LIBOR + 3.320%) (b)	1,700,000	1,695,750
3.540%, 05/01/28 (3-Month USD LIBOR + 1.380%) (b)	1,500,000	1,651,596
4.600%, 02/01/25 (SOFRRATE 3.125%) (b)	1,175,000	1,217,594
Morgan Stanley
0.529%, 01/25/24 (SOFRRATE + 0.455%) (b)	3,700,000	3,695,379
3.125%, 07/27/26	800,000	866,922
5.500%, 07/28/21	740,000	742,777
Regions Financial Corp., 3.800%, 08/14/23	1,675,000	1,785,892
Synovus Financial Corp., 3.125%, 11/01/22	2,580,000	2,654,162
	Principal	Value(a)
The Goldman Sachs Group, Inc., 0.966%, 10/31/22 (3-Month USD LIBOR + 0.780%) (b)	$1,050,000	$1,052,375
Truist Financial Corp., 5.050%, 12/15/24 (3-Month USD LIBOR + 3.102%) (b)	1,770,000	1,831,950
US Bancorp
3.000%, 07/30/29	765,000	827,068
5.300%, 04/15/27 (3-Month USD LIBOR + 2.914%) (b)	800,000	908,000
Wells Fargo & Co.
2.393%, 06/02/28 (b)	4,125,000	4,268,905
3.000%, 10/23/26	1,100,000	1,186,101
		41,350,638
Diversified Financial Service (1.3%)
Block Financial LLC,
2.500%, 07/15/28	2,015,000	2,011,931
Macquarie Group, Ltd.,
2.691%, 06/23/32 (SOFRRATE + 1.440%) (b) (e) (f)	4,575,000	4,593,598
		6,605,529
Diversified Financial Services (1.8%)
DY7 Leasing LLC, 2.578%, 12/10/25	47,139	49,257
Helios Leasing I LLC, 1.825%, 05/16/25	53,746	55,113
Main Street Capital Corp., 3.000%, 07/14/26	2,550,000	2,619,541
Pine Street Trust I, 4.572%, 02/15/29 (e)	1,450,000	1,661,817
Sixth Street Specialty Lending, Inc., 3.875%, 11/01/24	1,305,000	1,385,429
The Charles Schwab Corp., 4.625%, 03/01/22 (3-Month USD LIBOR + 3.315%) (b)	2,200,000	2,233,000
USAA Capital Corp., 1.500%, 05/01/23 (e)	1,250,000	1,275,080
		9,279,237
Finance (0.4%)
State Street Corp., 2.200%, 03/03/31	2,001,000	2,020,480
Insurance (1.8%)
Equitable Financial Life Global Funding, 1.400%, 07/07/25 (e)	2,450,000	2,471,550
Security Benefit Global Funding, 1.250%, 05/17/24 (e)	2,250,000	2,252,828
Teachers Insurance & Annuity Association of America, 4.270%, 05/15/47 (e)	2,500,000	2,987,230
Unum Group, 5.750%, 08/15/42	1,300,000	1,620,684
		9,332,292

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
Real Estate Investment Trust — Office Property (0.4%)
SL Green Operating Partnership L.P., 1.136%, 08/16/21 (3-Month USD LIBOR + 0.980%) (b)	$2,000,000	$2,000,348
Health Care (1.3%)
Health Care Providers & Services (1.3%)
NYU Langone Hospitals, 4.428%, 07/01/42	1,480,000	1,770,577
Sinai Health System, 3.034%, 01/20/36	1,255,000	1,285,897
The New York and Presbyterian Hospital
2.256%, 08/01/40	3,175,000	3,001,880
2.606%, 08/01/60	650,000	610,599
		6,668,953
Industrials (1.5%)
Transportation (1.5%)
CSX Corp.
4.250%, 11/01/66	1,085,000	1,337,554
4.750%, 11/15/48	625,000	808,849
Kansas City Southern,
3.125%, 06/01/26	1,500,000	1,621,877
Triton Container International, Ltd.
2.050%, 04/15/26 (e) (f)	2,340,000	2,353,268
3.150%, 06/15/31 (e) (f)	1,285,000	1,293,193
		7,414,741
Technology (0.7%)
Computers (0.7%)
Dell International LLC / EMC Corp., 5.300%, 10/01/29	1,475,000	1,757,902
Leidos, Inc., 2.950%, 05/15/23	1,950,000	2,025,563
		3,783,465
Transportation (3.7%)
Airlines (3.7%)
Air Canada 2017-1 Class A Pass Through Trust, 3.550%, 07/15/31 (e) (f)	1,896,600	1,840,889
American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/25	779,646	767,951
American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/26	651,250	641,481
British Airways 2019-1 Class A Pass Through Trust, 3.350%, 12/15/30 (e)	1,307,645	1,294,569
British Airways 2020-1 Class A Pass Through Trust, 4.250%, 05/15/34 (e)	548,231	592,421
	Principal	Value(a)
Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/25	$1,163,905	$1,190,096
Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/29	1,728,318	1,743,814
Hawaiian Airlines 2013-1 Class B Pass Through Certificates, 4.950%, 07/15/23	1,524,381	1,516,759
JetBlue 2020-1 Class A Pass Through Trust, 4.000%, 05/15/34	831,862	914,338
United Airlines 2014-1 Class B Pass Through Trust, 4.750%, 10/11/23	319,191	323,979
United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/24	1,347,205	1,370,781
United Airlines 2016-1 Class B Pass Through Trust, 3.650%, 07/07/27	869,375	860,804
United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/29	1,357,116	1,343,336
United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/29	1,903,300	2,118,771
United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/27	1,261,650	1,337,349
US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/23	958,940	959,852
		18,817,190
Utilities (10.2%)
Electric Companies (0.4%)
Indianapolis Power & Light Co., 4.700%, 09/01/45 (e)	1,900,000	2,346,316
Electric Utilities (5.8%)
Cleco Corporate Holdings LLC, 3.743%, 05/01/26	1,125,000	1,229,221
Entergy Mississippi LLC, 3.250%, 12/01/27	1,100,000	1,190,299
Entergy Texas, Inc., 3.450%, 12/01/27	1,885,000	2,037,523
Eversource Energy, 3.800%, 12/01/23	2,400,000	2,574,139
Exelon Generation Co. LLC, 3.250%, 06/01/25	1,430,000	1,539,185
FirstEnergy Transmission LLC, 5.450%, 07/15/44 (e)	2,000,000	2,482,500
IPALCO Enterprises, Inc., 3.700%, 09/01/24	1,175,000	1,263,125
MidAmerican Energy Co., 4.250%, 07/15/49	1,750,000	2,168,950
Pacific Gas and Electric Co.
1.750%, 06/16/22	2,000,000	1,999,560
4.500%, 07/01/40	2,425,000	2,429,438

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

	Principal	Value(a)
PacifiCorp, 3.300%, 03/15/51	$1,410,000	$1,495,621
PPL Capital Funding, Inc., 2.812%, 03/30/67 (3-Month USD LIBOR + 2.665%) (b)	2,175,000	2,131,500
The AES Corp.
1.375%, 01/15/26 (e)	620,000	612,841
3.300%, 07/15/25 (e)	1,825,000	1,952,808
Vistra Operations Co. LLC, 3.700%, 01/30/27 (e)	1,275,000	1,362,656
Xcel Energy, Inc., 3.500%, 12/01/49	3,040,000	3,276,716
		29,746,082
Electric — Integrated (2.0%)
Ameren Corp., 3.500%, 01/15/31	2,150,000	2,351,588
Exelon Corp.
4.050%, 04/15/30	1,000,000	1,138,956
4.700%, 04/15/50	1,410,000	1,782,079
Florida Power & Light Co.
0.564%, 07/28/23 (3-Month USD LIBOR + 0.380%) (b)	3,200,000	3,200,000
2.850%, 04/01/25	1,450,000	1,545,921
		10,018,544
Gas Utilities (2.0%)
Piedmont Natural Gas Co., Inc., 3.350%, 06/01/50	1,800,000	1,855,213
Southern Co. Gas Capital Corp.
3.875%, 11/15/25	2,605,000	2,861,624
4.400%, 05/30/47	775,000	909,723
6.000%, 10/01/34	1,090,000	1,425,062
The East Ohio Gas Co.
1.300%, 06/15/25 (e)	1,380,000	1,386,642
3.000%, 06/15/50 (e)	1,685,000	1,660,315
		10,098,579
Total corporate obligations (cost: $220,550,802)		231,445,681
Total long-term debt securities (cost: $488,647,246)		506,670,643
	Shares	Value(a)
Short-Term Securities (0.9%)
Investment Companies (0.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025% (g)	4,492,712	$4,492,712
Total short-term securities (cost: $4,492,712)		4,492,712
Total investments in securities (cost: $493,139,958) (i)		511,163,355
Liabilities in excess of cash and other assets (-0.3%)		(1,601,967)
Total net assets (100.0%)		$509,561,388

See accompanying notes to financial statements.

SFT Core Bond Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Variable rate security.

(c)  Interest-only security that entitles holders to receive only interest on the underlying mortgages. The principal amount of the underlying pool represents the notional amount on which current interest is calculated. The yield to maturity of an interest-only security is sensitive to the rate of principal payments on the underlying mortgage assets. The rate disclosed represents the market yield based upon the current cost basis and estimated timing and amount of future cash flows.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2021, securities with an aggregate market value of $1,466,625 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
5 Year U.S. Treasury Note	September 2021	150	Long	$18,559,347	$18,514,453	$(44,894)
10 Year U.S. Ultra	September 2021	123	Short	(17,787,597)	(18,105,985)	(318,388)
U.S. Long Bond	September 2021	252	Long	39,344,320	40,509,001	1,164,681
U.S. Ultra Bond	September 2021	58	Short	(10,694,051)	(11,175,875)	(481,824)
					$29,741,594	$319,575

(e)  Security sold within terms of a private placement exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(f)  Foreign security: The Fund held 3.9% of net assets in foreign securities at June 30, 2021.

(g)  All or a portion of the security segregated to cover when-issued purchase commitments outstanding or extended settlement trades as of June 30, 2021.

(h)  Security is issued on a when-issued or forward commitment basis. As of June 30, 2021, the total cost of investments issued on a when-issued or forward commitment basis was $5,610,407.

(i)  At June 30, 2021, the cost of investments for federal income tax purposes was $493,607,588. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$21,549,756
Gross unrealized depreciation	(3,674,414)
Net unrealized appreciation	$17,875,342

See accompanying notes to financial statements.

SFT Equity Stabilization Fund (formerly SFT Managed Volatility Equity Fund)
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Mutual Funds (88.6%)
Investment Companies (88.6%)
BlackRock Short Maturity Bond ETF	275,245	$13,807,665
iShares Core High Dividend ETF	642,477	62,018,305
iShares Edge MSCI Minimum Volatility EAFE ETF	1,144,303	86,440,649
iShares Edge MSCI Minimum Volatility Emerging Markets ETF	358,085	22,974,734
iShares Edge MSCI Minimum Volatility USA ETF (b)	1,560,982	114,903,885
iShares MSCI Germany ETF	531,232	18,380,627
Total mutual funds (cost: $251,439,195)		318,525,865
	Shares	Value(a)
Short-Term Securities (10.1%)
Investment Companies (10.1%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	36,295,599	$36,295,599
Total investments excluding purchased options (cost: $287,734,794)		354,821,464
Total purchased options outstanding (0.2%) (cost: $766,156)		841,520
Total investments in securities (cost: $288,500,950) (c)		355,662,984
Cash and other assets in excess of liabilities (1.1%)		3,951,279
Total net assets (100.0%)		$359,614,263

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2021, securities with an aggregate market value of $12,955,360 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2021	246	Long	$52,112,055	$52,749,780	$637,725

(c)  At June 30, 2021, the cost of investments for federal income tax purposes was $291,205,129. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$64,971,956
Gross unrealized depreciation	(17,495)
Net unrealized appreciation	$64,954,461

See accompanying notes to financial statements.

SFT Equity Stabilization Fund (formerly SFT Managed Volatility Equity Fund)
Investments in Securities – continued

Put Options Purchased:

The Fund had the following put options purchased open at June 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$17	August 2021	3,600	$360,000	$414,000
S&P 500 Index	4,070	August 2021	128	12,800	427,520
					$841,520

Put Options Written:

The Fund had the following put options written open at June 30, 2021:

Description	Exercise Price	Expiration Date	Number of Contracts	Notional Amount	Value(a)
CBOE Volatility Index	$11	August 2021	3,443	$344,300	$(17,215)
S&P 500 Index	3,660	August 2021	128	12,800	(123,904)
					$(141,119)

See accompanying notes to financial statements.

SFT Government Money Market Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal	Value(a)
Short-Term Securities (100.1%)
U.S. Government Obligations (87.6%)
Discount Notes (87.6%)
Federal Farm Credit 0.030%, 09/10/21 (b)	$2,500,000	$2,499,852
0.030%, 10/25/21 (b)	10,000,000	9,999,033
Federal Home Loan Bank 0.021%, 09/08/21 (b)	10,000,000	9,999,594
0.028%, 07/14/21 (b)	5,800,000	5,799,937
0.022%, 09/10/21 (b)	15,000,000	14,999,349
0.017%, 07/16/21 (b)	20,000,000	19,999,850
0.019%, 07/12/21 (b)	10,000,000	9,999,939
0.019%, 07/27/21 (b)	10,000,000	9,999,856
0.025%, 10/06/21 (b)	5,000,000	4,999,663
0.025%, 11/26/21 (b)	10,000,000	9,998,972
0.034%, 08/06/21 (b)	2,950,000	2,949,897
0.035%, 09/29/21 (b)	3,000,000	2,999,737
0.036%, 11/03/21 (b)	5,000,000	4,999,375
0.039%, 08/04/21 (b)	3,000,000	2,999,887
0.048%, 08/25/21 (b)	15,000,000	14,998,900
U.S. Treasury Bill 0.001%, 07/29/21	15,000,000	14,999,994
0.010%, 08/03/21	15,000,000	14,999,856
0.014%, 08/12/21	10,000,000	9,999,837
Total U.S. government obligations		167,243,528
	Shares	Value(a)
Investment Companies (12.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	23,948,789	$23,948,789
Total short-term securities (cost: $191,192,317)		191,192,317
Total investments in securities (cost: $191,192,317) (c)		191,192,317
Liabilities in excess of cash and other assets (-0.1%)		(144,926)
Total net assets (100.0%)		$191,047,391

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Rate represents annualized yield at date of purchase.

(c)  Also represents the cost of securities for federal income tax purposes at June 30, 2021.

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (95.4%)
Communication Services (0.3%)
Diversified Telecommunication Services (0.2%)
Iridium Communications, Inc. (b)	10,795	$431,692
Wireless Telecommunication Services (0.1%)
Telephone & Data Systems, Inc.	9,153	207,407
Consumer Discretionary (15.4%)
Auto Components (1.6%)
Adient PLC (b) (c)	8,658	391,341
Dana, Inc.	13,339	316,935
Fox Factory Holding Corp. (b)	3,824	595,244
Gentex Corp.	22,198	734,532
Lear Corp.	5,030	881,658
The Goodyear Tire & Rubber Co. (b)	25,645	439,812
Visteon Corp. (b)	2,500	302,350
		3,661,872
Automobiles (0.5%)
Harley-Davidson, Inc.	14,122	647,070
Thor Industries, Inc.	5,088	574,944
		1,222,014
Diversified Consumer Services (1.0%)
Adtalem Global Education, Inc. (b)	4,542	161,877
Graham Holdings Co. – Class B	358	226,936
Grand Canyon Education, Inc. (b)	4,259	383,182
H&R Block, Inc.	16,674	391,506
Service Corp. International/US	15,453	828,126
Strategic Education, Inc.	2,170	165,050
WW International, Inc. (b)	4,353	157,318
		2,313,995
Entertainment (0.1%)
Cinemark Holdings, Inc. (b)	9,992	219,324
Hotels, Restaurants & Leisure (2.7%)
Boyd Gaming Corp. (b)	7,412	455,764
Choice Hotels International, Inc.	2,595	308,442
Churchill Downs, Inc.	3,147	623,924
Cracker Barrel Old Country Store, Inc.	2,180	323,643
Jack in the Box, Inc.	2,043	227,672
Marriott Vacations Worldwide Corp. (b)	3,887	619,199
Papa John's International, Inc.	2,986	311,858
Scientific Games Corp. – Class A (b)	5,204	402,998
Six Flags Entertainment Corp. (b)	6,969	301,618
Texas Roadhouse, Inc.	6,025	579,605
	Shares	Value(a)
The Wendy's Co.	16,275	$381,160
Travel + Leisure Co.	7,920	470,844
Wingstop, Inc.	2,774	437,266
Wyndham Hotels & Resorts, Inc.	8,583	620,465
		6,064,458
Household Durables (1.4%)
Helen of Troy, Ltd. (b) (c)	2,247	512,586
KB Home	8,167	332,560
Taylor Morrison Home Corp. (b)	11,851	313,103
Tempur Sealy International, Inc.	16,833	659,685
Toll Brothers, Inc.	10,318	596,484
TopBuild Corp. (b)	3,013	595,911
TRI Pointe Group, Inc. (b)	10,883	233,223
		3,243,552
Internet & Catalog Retail (0.2%)
TripAdvisor, Inc. (b)	8,915	359,275
Leisure Equipment & Products (1.4%)
Brunswick Corp.	7,159	713,180
Callaway Golf Co.	10,692	360,641
Mattel, Inc. (b)	32,054	644,285
Polaris, Inc.	5,291	724,655
YETI Holdings, Inc. (b)	6,895	633,099
		3,075,860
Media (1.1%)
Cable One, Inc.	518	990,836
John Wiley & Sons, Inc. – Class A	3,936	236,868
TEGNA, Inc.	20,290	380,640
The New York Times Co. – Class A	13,348	581,305
World Wrestling Entertainment, Inc. – Class A	4,159	240,765
		2,430,414
Multiline Retail (0.7%)
Kohl's Corp.	14,358	791,269
Nordstrom, Inc. (b)	10,004	365,846
Ollie's Bargain Outlet Holdings, Inc. (b)	5,220	439,159
		1,596,274
Specialty Retail (3.0%)
American Eagle Outfitters, Inc.	13,872	520,616
AutoNation, Inc. (b)	4,955	469,784
Dick's Sporting Goods, Inc.	6,023	603,444
Five Below, Inc. (b)	5,146	994,568
Foot Locker, Inc.	9,491	584,930
Lithia Motors, Inc. Class A	2,790	958,756
Murphy USA, Inc.	2,291	305,551
RH (b)	1,599	1,085,721
Urban Outfitters, Inc. (b)	6,288	259,191
Williams-Sonoma, Inc.	7,002	1,117,869
		6,900,430

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Textiles, Apparel & Luxury Goods (1.7%)
Capri Holdings, Ltd. (b) (c)	13,907	$795,341
Carter's, Inc.	4,037	416,497
Columbia Sportswear Co.	2,779	273,343
Crocs, Inc. (b)	5,995	698,537
Deckers Outdoor Corp. (b)	2,556	981,683
Skechers U.S.A., Inc. – Class A (b)	12,331	614,454
		3,779,855
Consumer Staples (2.5%)
Beverages (0.4%)
The Boston Beer Co., Inc. – Class A (b)	885	903,408
Food & Staples Retailing (0.5%)
Casey's General Stores, Inc.	3,384	658,662
Grocery Outlet Holding Corp. (b)	7,995	277,107
Sprouts Farmers Market, Inc. (b)	10,856	269,771
		1,205,540
Food Products (1.3%)
Flowers Foods, Inc.	18,096	437,923
Ingredion, Inc.	6,155	557,028
Lancaster Colony Corp.	1,797	347,737
Post Holdings, Inc. (b)	5,438	589,860
Sanderson Farms, Inc.	1,818	341,729
The Hain Celestial Group, Inc. (b)	7,515	301,502
Tootsie Roll Industries, Inc.	1,546	52,425
TreeHouse Foods, Inc. (b)	5,156	229,545
		2,857,749
Household Products (0.1%)
Energizer Holdings, Inc.	5,320	228,654
Personal Products (0.2%)
Coty, Inc. – Class A (b)	26,051	243,316
Nu Skin Enterprises, Inc. – Class A	4,599	260,534
		503,850
Energy (2.0%)
Energy Equipment & Services (0.2%)
ChampionX Corp. (b)	17,208	441,385
Oil, Gas & Consumable Fuels (1.8%)
Antero Midstream Corp.	26,323	273,496
Cimarex Energy Co.	9,450	684,653
CNX Resources Corp. (b)	20,243	276,519
EQT Corp. (b)	25,651	570,991
Equitrans Midstream Corp.	37,363	317,959
HollyFrontier Corp.	13,735	451,882
Murphy Oil Corp.	13,338	310,509
Targa Resources Corp.	21,014	934,072
World Fuel Services Corp.	5,811	184,383
		4,004,464
	Shares	Value(a)
Financial (14.5%)
Capital Markets (2.2%)
Affiliated Managers Group, Inc.	3,827	$590,162
Evercore, Inc. – Class A	3,763	529,718
Factset Research Systems, Inc.	3,479	1,167,587
Federated Hermes, Inc. – Class B	8,598	291,558
Interactive Brokers Group, Inc. – Class A	7,428	488,242
Janus Henderson Group PLC (c)	15,681	608,580
SEI Investments Co.	10,893	675,039
Stifel Financial Corp.	9,658	626,418
		4,977,304
Commercial Banks (6.5%)
Associated Banc-Corp.	14,043	287,601
BancorpSouth Bank	8,867	251,202
Bank of Hawaii Corp.	3,689	310,688
Bank OZK	11,109	468,355
Cathay General Bancorp	6,882	270,876
CIT Group, Inc.	9,104	469,675
Commerce Bancshares, Inc.	9,680	721,741
Cullen/Frost Bankers, Inc.	5,197	582,064
East West Bancorp, Inc.	13,037	934,623
First Financial Bankshares, Inc.	13,076	642,424
First Horizon Corp.	50,766	877,236
FNB Corp.	29,353	361,922
Fulton Financial Corp.	14,944	235,816
Glacier Bancorp, Inc.	8,777	483,437
Hancock Whitney Corp.	7,977	354,498
Home BancShares, Inc.	13,937	343,965
International Bancshares Corp.	5,078	218,049
PacWest Bancorp	10,745	442,264
Pinnacle Financial Partners, Inc.	6,993	617,412
Prosperity Bancshares, Inc.	8,541	613,244
Signature Bank	5,286	1,298,506
Sterling Bancorp	17,700	438,783
Synovus Financial Corp.	13,657	599,269
Texas Capital Bancshares, Inc. (b)	4,648	295,102
Trustmark Corp.	5,812	179,010
UMB Financial Corp.	3,979	370,286
Umpqua Holdings Corp.	20,276	374,092
United Bankshares, Inc.	12,330	450,045
Valley National Bancorp	37,302	500,966
Webster Financial Corp.	8,310	443,255
Wintrust Financial Corp.	5,242	396,452
		14,832,858
Consumer Finance (0.7%)
FirstCash, Inc.	3,724	284,662
Navient Corp.	16,498	318,906
PROG Holdings, Inc.	6,189	297,877
SLM Corp.	29,673	621,353
		1,522,798

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Diversified Financial Services (0.3%)
Jefferies Financial Group, Inc.	18,385	$628,767
Diversified REITs (0.1%)
PS Business Parks, Inc.	1,877	277,946
Insurance (3.9%)
Alleghany Corp. (b)	1,280	853,850
American Financial Group, Inc.	6,335	790,101
Brighthouse Financial, Inc. (b)	7,884	359,037
Brown & Brown, Inc.	21,499	1,142,457
CNO Financial Group, Inc.	12,091	285,590
First American Financial Corp.	10,085	628,800
Kemper Corp.	5,578	412,214
Kinsale Capital Group, Inc.	1,920	316,358
Mercury General Corp.	2,380	154,581
Old Republic International Corp.	26,047	648,831
Primerica, Inc.	3,624	554,979
Reinsurance Group of America, Inc.	6,248	712,272
RenaissanceRe Holdings, Ltd. (c)	4,562	678,917
RLI Corp.	3,641	380,812
Selective Insurance Group, Inc.	5,472	444,053
The Hanover Insurance Group, Inc.	3,299	447,476
		8,810,328
Thrifts & Mortgage Finance (0.8%)
Essent Group, Ltd. (c)	10,371	466,177
LendingTree, Inc. (b)	1,050	222,474
MGIC Investment Corp.	31,184	424,102
New York Community Bancorp, Inc.	42,741	471,006
Washington Federal, Inc.	6,654	211,464
		1,795,223
Health Care (10.6%)
Biotechnology (2.2%)
Arrowhead Pharmaceuticals, Inc. (b)	9,565	792,173
Emergent BioSolutions, Inc. (b)	4,168	262,542
Exelixis, Inc. (b)	28,801	524,754
Halozyme Therapeutics, Inc. (b)	12,300	558,543
Ligand Pharmaceuticals, Inc. (b)	1,503	197,179
Neurocrine Biosciences, Inc. (b)	8,689	845,614
Repligen Corp. (b)	4,693	936,817
United Therapeutics Corp. (b)	4,112	737,734
		4,855,356
	Shares	Value(a)
Health Care Equipment & Supplies (3.2%)
Envista Holdings Corp. (b)	14,776	$638,471
Globus Medical, Inc. – Class A (b)	7,115	551,626
Haemonetics Corp. (b)	4,682	312,008
Hill-Rom Holdings, Inc.	6,108	693,808
ICU Medical, Inc. (b)	1,791	368,588
Integra LifeSciences Holdings Corp. (b)	6,510	444,242
LivaNova PLC (b) (c)	4,490	377,654
Masimo Corp. (b)	4,651	1,127,635
Neogen Corp. (b)	9,870	454,415
NuVasive, Inc. (b)	4,661	315,922
Penumbra, Inc. (b)	3,118	854,519
Quidel Corp. (b)	3,507	449,317
STAAR Surgical Co. (b)	4,350	663,375
		7,251,580
Health Care Providers & Services (2.9%)
Acadia Healthcare Co., Inc. (b)	8,235	516,746
Amedisys, Inc. (b)	2,994	733,320
Chemed Corp.	1,546	733,577
Encompass Health Corp.	9,148	713,818
HealthEquity, Inc. (b)	7,662	616,638
LHC Group, Inc. (b)	2,895	579,753
Molina Healthcare, Inc. (b)	5,367	1,358,173
Patterson Cos., Inc.	7,993	242,907
Progyny, Inc. (b)	3,360	198,240
R1 RCM, Inc. (b)	12,702	282,493
Tenet Healthcare Corp. (b)	9,814	657,440
		6,633,105
Life Sciences Tools & Services (1.7%)
Bio-Techne Corp.	3,575	1,609,679
Medpace Holdings, Inc. (b)	2,546	449,700
PRA Health Sciences, Inc. (b)	5,955	983,826
Syneos Health, Inc. (b)	9,306	832,794
		3,875,999
Pharmaceuticals (0.6%)
Jazz Pharmaceuticals PLC (b) (c)	5,523	981,106
Nektar Therapeutics (b)	16,755	287,516
		1,268,622
Industrials (16.8%)
Aerospace & Defense (1.0%)
Axon Enterprise, Inc. (b)	5,924	1,047,363
Curtiss-Wright Corp.	3,734	443,450
Hexcel Corp. (b)	7,699	480,418
Mercury Systems, Inc. (b)	5,108	338,558
		2,309,789
Air Freight & Logistics (0.6%)
XPO Logistics, Inc. (b)	9,343	1,306,992
Airlines (0.2%)
JetBlue Airways Corp. (b)	29,100	488,298

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Building Products (1.9%)
Builders FirstSource, Inc. (b)	19,036	$812,076
Lennox International, Inc.	3,160	1,108,528
Owens Corning	9,600	939,840
Simpson Manufacturing Co., Inc.	3,991	440,766
Trex Co., Inc. (b)	10,602	1,083,630
		4,384,840
Commercial Services & Supplies (1.7%)
Clean Harbors, Inc. (b)	4,613	429,655
Healthcare Services Group, Inc.	6,855	216,412
Herman Miller, Inc.	5,383	253,755
IAA, Inc. (b)	12,384	675,423
KAR Auction Services, Inc. (b)	11,466	201,228
MSA Safety, Inc.	3,395	562,144
Stericycle, Inc. (b)	8,433	603,381
Tetra Tech, Inc.	4,977	607,393
The Brink's Co.	4,572	351,313
		3,900,704
Construction & Engineering (1.5%)
AECOM (b)	13,454	851,907
Dycom Industries, Inc. (b)	2,767	206,225
EMCOR Group, Inc.	5,014	617,675
Fluor Corp. (b)	11,561	204,630
KBR, Inc.	12,990	495,568
MasTec, Inc. (b)	5,190	550,659
Valmont Industries, Inc.	1,944	458,881
		3,385,545
Electrical Equipment (2.0%)
Acuity Brands, Inc.	3,282	613,833
Belden, Inc.	4,023	203,443
EnerSys	3,907	381,831
Hubbell, Inc.	4,992	932,705
nVent Electric PLC (c)	15,410	481,408
Regal Beloit Corp.	3,734	498,526
Sunrun, Inc. (b)	14,806	825,879
Woodward, Inc.	5,388	662,078
		4,599,703
Industrial Conglomerates (0.4%)
Carlisle Cos., Inc.	4,797	918,050
Machinery (4.7%)
AGCO Corp.	5,678	740,298
Colfax Corp. (b)	10,842	496,672
Crane Co.	4,562	421,392
Donaldson Co., Inc.	11,591	736,376
Flowserve Corp.	11,976	482,872
Graco, Inc.	15,571	1,178,725
ITT, Inc.	7,913	724,752
Kennametal, Inc.	7,683	275,973
Lincoln Electric Holdings, Inc.	5,472	720,717
Nordson Corp.	4,967	1,090,306
Oshkosh Corp.	6,306	785,980
Terex Corp.	6,369	303,292
The Middleby Corp. (b)	5,113	885,878
	Shares	Value(a)
The Timken Co.	6,284	$506,428
The Toro Co.	9,839	1,081,109
Trinity Industries, Inc.	7,435	199,927
		10,630,697
Marine (0.2%)
Kirby Corp. (b)	5,491	332,974
Professional Services (0.8%)
ASGN, Inc. (b)	4,889	473,891
FTI Consulting, Inc. (b)	3,131	427,726
Insperity, Inc.	3,281	296,504
Manpowergroup, Inc.	5,011	595,858
		1,793,979
Road & Rail (0.9%)
Avis Budget Group, Inc. (b)	4,688	365,148
Knight-Swift Transportation Holdings, Inc.	11,256	511,698
Landstar System, Inc.	3,527	557,337
Ryder System, Inc.	4,908	364,812
Werner Enterprises, Inc.	5,243	233,418
		2,032,413
Trading Companies & Distributors (0.9%)
GATX Corp.	3,199	283,016
MSC Industrial Direct Co., Inc. – Class A	4,319	387,544
Univar Solutions, Inc. (b)	15,585	379,962
Watsco, Inc.	3,083	883,711
		1,934,233
Information Technology (14.2%)
Communications Equipment (0.8%)
Ciena Corp. (b)	14,241	810,171
Lumentum Holdings, Inc. (b)	6,975	572,159
NetScout Systems, Inc. (b)	6,736	192,245
ViaSat, Inc. (b)	6,255	311,749
		1,886,324
Computers & Peripherals (0.2%)
NCR Corp. (b)	12,030	548,688
Electronic Equipment, Instruments & Components (3.0%)
Arrow Electronics, Inc. (b)	6,816	775,865
Avnet, Inc.	9,144	366,491
Cognex Corp.	16,231	1,364,216
Coherent, Inc. (b)	2,255	596,087
II-VI, Inc. (b)	9,639	699,695
Jabil, Inc.	12,307	715,283
Littelfuse, Inc.	2,250	573,277
National Instruments Corp.	12,095	511,377
SYNNEX Corp.	3,801	462,810
Vishay Intertechnology, Inc.	12,196	275,020
Vontier Corp.	15,513	505,413
		6,845,534
Interactive Media & Services (0.4%)
j2 Global, Inc. (b)	3,862	531,218
Yelp, Inc. (b)	6,435	257,143
		788,361

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
IT Services (2.3%)
Alliance Data Systems Corp.	4,570	$476,148
CACI International, Inc. – Class A (b)	2,165	552,335
Concentrix Corp. (b)	3,801	611,201
Genpact, Ltd. (c)	16,010	727,334
LiveRamp Holdings, Inc. (b)	6,286	294,499
MAXIMUS, Inc.	5,625	494,831
Sabre Corp. (b)	29,360	366,413
Science Applications International Corp.	5,327	467,338
Teradata Corp. (b)	10,072	503,298
WEX, Inc. (b)	4,082	791,500
		5,284,897
Semiconductors & Semiconductor Equipment (3.9%)
Amkor Technology, Inc.	9,874	233,718
Brooks Automation, Inc.	6,828	650,572
Cirrus Logic, Inc. (b)	5,286	449,944
CMC Materials, Inc.	2,688	405,189
Cree, Inc. (b)	10,612	1,039,233
First Solar, Inc. (b)	7,816	707,426
Lattice Semiconductor Corp. (b)	12,549	705,003
MKS Instruments, Inc.	5,088	905,410
Semtech Corp. (b)	5,961	410,117
Silicon Laboratories, Inc. (b)	4,153	636,447
SolarEdge Technologies, Inc. (b)	4,767	1,317,456
Synaptics, Inc. (b)	3,214	500,034
Universal Display Corp.	3,943	876,647
		8,837,196
Software (3.4%)
ACI Worldwide, Inc. (b)	10,857	403,229
Aspen Technology, Inc. (b)	6,251	859,763
Blackbaud, Inc. (b)	4,465	341,885
CDK Global, Inc.	11,191	556,081
Ceridian HCM Holding, Inc. (b)	12,069	1,157,658
CommVault Systems, Inc. (b)	4,230	330,659
Envestnet, Inc. (b)	5,000	379,300
Fair Isaac Corp. (b)	2,645	1,329,589
Manhattan Associates, Inc. (b)	5,847	846,879
Paylocity Holding Corp. (b)	3,455	659,214
Qualys, Inc. (b)	3,077	309,823
Sailpoint Technologies Holdings, Inc. (b)	8,485	433,329
		7,607,409
Technology Hardware Storage & Peripherals (0.2%)
Xerox Holdings Corp.	14,818	348,075
Leisure and Consumer Staples (0.8%)
Food & Staples Retailing (0.3%)
BJ's Wholesale Club Holdings, Inc. (b)	12,603	599,651
	Shares	Value(a)
Food Products (0.5%)
Darling Ingredients, Inc. (b)	14,996	$1,012,230
Pilgrim's Pride Corp. (b)	4,417	97,969
		1,110,199
Materials (6.0%)
Chemicals (2.5%)
Ashland Global Holdings, Inc.	5,021	439,338
Avient Corp.	8,390	412,452
Cabot Corp.	5,165	294,043
Ingevity Corp. (b)	3,678	299,242
Minerals Technologies, Inc.	3,013	237,033
NewMarket Corp.	728	234,401
Olin Corp.	13,168	609,152
RPM International, Inc.	11,902	1,055,469
Sensient Technologies Corp.	3,885	336,286
The Chemours Co.	15,212	529,378
The Scotts Miracle-Gro Co.	3,737	717,205
Valvoline, Inc.	16,642	540,199
		5,704,198
Construction Materials (0.2%)
Eagle Materials, Inc.	3,855	547,834
Containers & Packaging (0.8%)
Aptargroup, Inc.	6,035	849,970
Greif, Inc. – Class A	2,424	146,773
Silgan Holdings, Inc.	7,203	298,925
Sonoco Products Co.	9,246	618,557
		1,914,225
Metals & Mining (2.2%)
Cleveland-Cliffs, Inc. (b)	42,225	910,371
Commercial Metals Co.	11,075	340,224
Compass Minerals International, Inc.	3,096	183,469
Reliance Steel & Aluminum Co.	5,855	883,519
Royal Gold, Inc.	6,029	687,909
Steel Dynamics, Inc.	18,441	1,099,084
United States Steel Corp.	24,769	594,456
Worthington Industries, Inc.	3,151	192,778
		4,891,810
Paper & Forest Products (0.3%)
Louisiana-Pacific Corp.	9,397	566,545
Real Estate (9.1%)
Health Care REITs (1.2%)
Healthcare Realty Trust, Inc.	13,019	393,174
Medical Properties Trust, Inc.	54,058	1,086,566
Omega Healthcare Investors, Inc.	21,630	784,952
Physicians Realty Trust	19,772	365,189
		2,629,881

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

	Shares	Value(a)
Hotels & Resort REITs (0.3%)
Park Hotels & Resorts, Inc. (b)	21,734	$447,938
Pebblebrook Hotel Trust	12,074	284,342
		732,280
Industrial REITs (0.9%)
EastGroup Properties, Inc.	3,678	604,847
First Industrial Realty Trust, Inc.	11,867	619,814
Rexford Industrial Realty, Inc.	12,273	698,947
		1,923,608
Office REITs (1.6%)
Corporate Office Properties Trust	10,323	288,941
Cousins Properties, Inc.	13,661	502,451
Douglas Emmett, Inc.	15,159	509,645
Highwoods Properties, Inc.	9,563	431,961
Hudson Pacific Properties, Inc.	13,873	385,947
JBG SMITH Properties	10,151	319,858
Kilroy Realty Corp.	9,739	678,224
SL Green Realty Corp.	6,373	509,840
		3,626,867
Real Estate Investment Trust (0.4%)
Apartment Income REIT Corp.	14,413	683,609
National Storage Affiliates Trust	6,336	320,348
		1,003,957
Real Estate Management & Development (0.4%)
Jones Lang LaSalle, Inc. (b)	4,715	921,594
Residential REITs (0.8%)
American Campus Communities, Inc.	12,670	591,942
Camden Property Trust	8,977	1,190,979
		1,782,921
Retail REITs (1.2%)
Brixmor Property Group, Inc.	27,291	624,691
National Retail Properties, Inc.	16,136	756,456
Spirit Realty Capital, Inc.	10,565	505,429
The Macerich Co.	15,373	280,557
Urban Edge Properties	10,109	193,082
Weingarten Realty Investors	11,025	353,572
		2,713,787
Specialized REITs (2.3%)
CoreSite Realty Corp.	3,947	531,266
CyrusOne, Inc.	11,250	804,600
EPR Properties (b)	6,871	361,964
Lamar Advertising Co. – Class A	7,967	831,914
Life Storage, Inc.	7,021	753,705
	Shares/ Principal	Value(a)
PotlatchDeltic Corp.	6,139	$326,288
Rayonier, Inc.	12,777	459,078
Sabra Health Care REIT, Inc.	19,785	360,087
STORE Capital Corp.	22,373	772,092
		5,200,994
Utilities (3.2%)
Electric Utilities (0.7%)
ALLETE, Inc.	4,726	330,725
Hawaiian Electric Industries, Inc.	10,034	424,238
IDACORP, Inc.	4,642	452,595
PNM Resources, Inc.	7,888	384,698
		1,592,256
Gas Utilities (1.2%)
National Fuel Gas Co.	8,379	437,803
New Jersey Resources Corp.	8,854	350,353
ONE Gas, Inc.	4,893	362,669
Southwest Gas Holdings, Inc.	5,330	352,792
Spire, Inc.	4,693	339,163
UGI Corp.	19,180	888,226
		2,731,006
Multi-Utilities (0.9%)
Black Hills Corp.	5,748	377,241
MDU Resources Group, Inc.	18,490	579,476
NorthWestern Corp.	4,594	276,651
OGE Energy Corp.	18,397	619,059
		1,852,427
Water Utilities (0.4%)
Essential Utilities, Inc.	20,544	938,861
Total common stocks (cost: $134,612,625)		215,530,960
Short-Term Securities (4.6%)
Investment Companies (4.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	9,472,186	9,472,186
U.S. Government Obligations (0.4%)
U.S. Treasury Note, current rate 1.750% (d)	$1,000,000	1,014,375
		1,014,375
Total short-term securities (cost: $10,486,832)		10,486,561
Total investments in securities (cost: $145,099,457) (e)		226,017,521
Cash and other assets in excess of liabilities (0.0%)		7,204
Total net assets (100.0%)		$226,024,725

See accompanying notes to financial statements.

SFT Index 400 Mid-Cap Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 2.7% of net assets in foreign securities at June 30, 2021.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2021, securities with an aggregate market value of $1,014,375 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P Mid 400@ E-Mini Index Future	September 2021	39	Long	$10,370,441	$10,500,360	$129,919

(e)  At June 30, 2021, the cost of investments for federal income tax purposes was $145,422,099. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$85,546,013
Gross unrealized depreciation	(4,820,672)
Net unrealized appreciation	$80,725,341

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (98.2%)
Communication Services (1.6%)
Diversified Telecommunication Services (1.2%)
AT&T, Inc.	216,702	$6,236,684
Lumen Technologies, Inc.	30,102	409,086
Verizon Communications, Inc.	125,653	7,040,338
		13,686,108
Media (0.1%)
Fox Corp. – Class A	9,922	368,404
Fox Corp. – Class B	4,587	161,462
ViacomCBS, Inc. – Class B	18,379	830,731
		1,360,597
Wireless Telecommunication Services (0.3%)
T-Mobile US, Inc. (b)	17,711	2,565,084
Consumer Discretionary (14.6%)
Auto Components (0.1%)
Aptiv PLC (b) (c)	8,134	1,279,722
BorgWarner, Inc.	7,188	348,906
		1,628,628
Automobiles (1.8%)
Ford Motor Co. (b)	118,997	1,768,296
General Motors Co. (b)	38,666	2,287,867
Tesla, Inc. (b)	23,416	15,915,855
		19,972,018
Distributors (0.1%)
Genuine Parts Co.	4,310	545,086
LKQ Corp. (b)	8,409	413,891
Pool Corp.	1,270	582,498
		1,541,475
Hotels & Resort REITs (0.1%)
Hilton Worldwide Holdings, Inc. (b)	8,365	1,008,986
Hotels, Restaurants & Leisure (1.8%)
Booking Holdings, Inc. (b)	1,274	2,787,627
Caesars Entertainment, Inc. (b)	6,251	648,541
Carnival Corp. (b) (c)	24,228	638,650
Chipotle Mexican Grill, Inc. (b)	899	1,393,756
Darden Restaurants, Inc.	3,938	574,909
Domino's Pizza, Inc.	1,170	545,793
Las Vegas Sands Corp. (b)	9,915	522,421
Marriott International, Inc. Class A (b)	8,111	1,107,314
McDonald's Corp.	22,635	5,228,459
MGM Resorts International	12,357	527,026
Norwegian Cruise Line Holdings, Ltd. (b) (c)	11,227	330,186
Penn National Gaming, Inc. (b)	4,433	339,080
Royal Caribbean Cruises, Ltd. (b) (c)	6,575	560,716
	Shares	Value(a)
Starbucks Corp.	35,761	$3,998,437
Wynn Resorts, Ltd. (b)	3,125	382,188
Yum! Brands, Inc.	9,041	1,039,986
		20,625,089
Household Durables (0.4%)
DR Horton, Inc.	9,956	899,724
Garmin, Ltd. (c)	4,556	658,980
Leggett & Platt, Inc.	4,019	208,224
Lennar Corp. – Class A	8,270	821,624
Mohawk Industries, Inc. (b)	1,713	329,221
Newell Brands, Inc.	11,423	313,790
NVR, Inc. (b)	109	542,090
PulteGroup, Inc.	8,008	436,997
Whirlpool Corp.	1,935	421,869
		4,632,519
Internet & Catalog Retail (4.8%)
Amazon.com, Inc. (b)	13,011	44,759,922
Etsy, Inc. (b)	3,821	786,515
Expedia Group, Inc. (b)	4,293	702,807
Netflix, Inc. (b)	13,506	7,134,004
		53,383,248
Leisure Equipment & Products (0.0%)
Hasbro, Inc.	3,835	362,484
Media (2.1%)
Charter Communications, Inc. Class A (b)	4,180	3,015,661
Comcast Corp. Class A	139,152	7,934,447
Discovery, Inc. – Class A (b)	5,118	157,020
Discovery, Inc. – Class C (b)	9,118	264,240
DISH Network Corp. – Class A (b)	7,445	311,201
Live Nation Entertainment,
Inc. (b)	4,329	379,177
News Corp. – Class A	11,825	304,730
News Corp. – Class B	3,693	89,925
Omnicom Group, Inc.	6,456	516,415
The Interpublic Group of Cos., Inc.	11,913	387,053
The Walt Disney Co. (b)	55,145	9,692,837
		23,052,706
Multiline Retail (0.5%)
Dollar General Corp.	7,169	1,551,300
Dollar Tree, Inc. (b)	7,039	700,380
Target Corp.	15,015	3,629,726
		5,881,406
Specialty Retail (2.2%)
Advance Auto Parts, Inc.	1,998	409,870
AutoZone, Inc. (b)	676	1,008,741
Best Buy Co., Inc.	6,765	777,840
CarMax, Inc. (b)	4,856	627,152
L Brands, Inc.	7,023	506,077
Lowe's Cos., Inc.	21,454	4,161,432
O'Reilly Automotive, Inc. (b)	2,141	1,212,256
Ross Stores, Inc.	10,755	1,333,620
The Gap, Inc.	6,273	211,086
See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
The Home Depot, Inc.	32,270	$10,290,580
The TJX Cos., Inc.	36,511	2,461,572
Tractor Supply Co.	3,509	652,885
Ulta Beauty, Inc. (b)	1,678	580,202
		24,233,313
Textiles, Apparel & Luxury Goods (0.7%)
Hanesbrands, Inc.	10,536	196,707
NIKE, Inc. Class B	38,672	5,974,437
PVH Corp. (b)	2,092	225,078
Ralph Lauren Corp.	1,433	168,822
Tapestry, Inc. (b)	8,372	364,014
Under Armour, Inc. – Class A (b)	5,724	121,063
Under Armour, Inc. – Class C (b)	5,942	110,343
VF Corp.	9,694	795,296
		7,955,760
Consumer Staples (6.0%)
Beverages (1.4%)
Brown-Forman Corp. – Class B	5,518	413,519
Constellation Brands, Inc. Class A	5,119	1,197,283
Molson Coors Beverage Co. – Class B (b)	5,714	306,785
Monster Beverage Corp. (b)	11,173	1,020,653
PepsiCo, Inc.	41,933	6,213,213
The Coca-Cola Co.	117,775	6,372,805
		15,524,258
Food & Staples Retailing (1.6%)
Costco Wholesale Corp.	13,398	5,301,187
CVS Health Corp.	39,888	3,328,255
Sysco Corp.	15,464	1,202,326
The Kroger Co.	22,978	880,287
Walgreens Boots Alliance, Inc.	21,768	1,145,214
Walmart, Inc.	41,672	5,876,585
		17,733,854
Food Products (0.9%)
Archer-Daniels-Midland Co.	16,928	1,025,837
Campbell Soup Co.	6,089	277,598
Conagra Brands, Inc.	14,566	529,911
General Mills, Inc.	18,512	1,127,936
Hormel Foods Corp.	8,464	404,156
Kellogg Co.	7,647	491,932
Lamb Weston Holdings, Inc.	4,397	354,662
McCormick & Co., Inc.	7,491	661,605
Mondelez International, Inc. – Class A	42,633	2,662,005
The Hershey Co.	4,468	778,236
The JM Smucker Co.	3,241	419,936
The Kraft Heinz Co.	19,668	802,061
Tyson Foods, Inc. – Class A	8,887	655,505
		10,191,380
Household Products (1.3%)
Church & Dwight Co., Inc.	7,373	628,327
Colgate-Palmolive Co.	25,675	2,088,661
Kimberly-Clark Corp.	10,207	1,365,493
	Shares	Value(a)
The Clorox Co.	3,720	$669,265
The Procter & Gamble Co.	74,305	10,025,974
		14,777,720
Personal Care (0.2%)
The Estee Lauder Cos., Inc. Class A	7,031	2,236,420
Tobacco (0.6%)
Altria Group, Inc.	56,167	2,678,043
Philip Morris International, Inc.	47,302	4,688,101
		7,366,144
Energy (2.7%)
Energy Equipment & Services (0.2%)
Baker Hughes Co.	22,077	504,901
Halliburton Co.	26,997	624,171
Nov, Inc. (b)	11,837	181,343
Schlumberger NV (c)	42,440	1,358,504
		2,668,919
Oil, Gas & Consumable Fuels (2.5%)
APA Corp.	11,422	247,058
Cabot Oil & Gas Corp.	12,079	210,899
Chevron Corp.	58,642	6,142,163
ConocoPhillips	40,955	2,494,159
Devon Energy Corp.	18,061	527,201
Diamondback Energy, Inc.	5,413	508,227
EOG Resources, Inc.	17,695	1,476,471
Exxon Mobil Corp.	128,489	8,105,086
Hess Corp.	8,331	727,463
Kinder Morgan, Inc.	59,108	1,077,539
Marathon Oil Corp.	23,920	325,790
Marathon Petroleum Corp.	19,339	1,168,462
Occidental Petroleum Corp.	25,465	796,290
Phillips 66	13,219	1,134,455
Pioneer Natural Resources Co.	7,034	1,143,166
The Williams Cos., Inc.	36,868	978,845
Valero Energy Corp.	12,358	964,913
		28,028,187
Financial (11.1%)
Capital Markets (3.0%)
Ameriprise Financial, Inc.	3,560	886,013
BlackRock, Inc.	4,311	3,771,995
CBOE Global Markets, Inc.	3,154	375,484
CME Group, Inc.	10,847	2,306,940
Franklin Resources, Inc.	8,215	262,798
Intercontinental Exchange, Inc.	17,028	2,021,223
Invesco, Ltd. (c)	11,479	306,834
MarketAxess Holdings, Inc.	1,169	541,937
Moody's Corp.	4,907	1,778,149
Morgan Stanley	45,175	4,142,096
MSCI, Inc.	2,547	1,357,755
Nasdaq, Inc.	3,475	610,905
Northern Trust Corp.	6,252	722,856
Raymond James Financial, Inc.	3,654	474,654
S&P Global, Inc.	7,340	3,012,703
State Street Corp.	10,554	868,383

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
T Rowe Price Group, Inc.	6,841	$1,354,313
The Bank of New York Mellon Corp.	24,486	1,254,418
The Charles Schwab Corp.	45,521	3,314,384
The Goldman Sachs Group, Inc.	10,326	3,919,027
		33,282,867
Commercial Banks (4.2%)
Bank of America Corp.	228,872	9,436,393
Citigroup, Inc.	62,735	4,438,501
Citizens Financial Group, Inc.	12,863	590,026
Comerica, Inc.	4,196	299,343
Fifth Third Bancorp	21,365	816,784
First Republic Bank	5,355	1,002,295
Huntington Bancshares, Inc.	44,781	639,025
JPMorgan Chase & Co.	91,874	14,290,082
KeyCorp	29,442	607,977
M&T Bank Corp.	3,848	559,153
People's United Financial, Inc.	12,975	222,391
Regions Financial Corp.	29,175	588,751
SVB Financial Group (b)	1,647	916,440
The PNC Financial Services Group, Inc.	12,830	2,447,451
Truist Financial Corp.	40,816	2,265,288
US Bancorp	41,143	2,343,917
Wells Fargo & Co.	125,455	5,681,857
Zions Bancorp NA	4,899	258,961
		47,404,635
Consumer Finance (0.7%)
American Express Co.	19,748	3,262,962
Capital One Financial Corp.	13,703	2,119,717
Discover Financial Services	9,252	1,094,419
Synchrony Financial	16,416	796,505
		7,273,603
Insurance (3.2%)
Aflac, Inc.	19,184	1,029,413
American International Group, Inc.	26,044	1,239,694
Aon PLC (c)	6,891	1,645,295
Arthur J Gallagher & Co.	6,145	860,792
Assurant, Inc.	1,855	289,714
Berkshire Hathaway, Inc. – Class B (b)	57,525	15,987,348
Chubb, Ltd. (c)	13,629	2,166,193
Cincinnati Financial Corp.	4,506	525,490
Everest Re Group, Ltd. (c)	1,252	315,517
Globe Life, Inc.	2,874	273,749
Lincoln National Corp.	5,402	339,462
Loews Corp.	6,789	371,019
Marsh & McLennan Cos., Inc.	15,396	2,165,909
MetLife, Inc.	22,583	1,351,593
Principal Financial Group, Inc.	7,631	482,203
Prudential Financial, Inc.	11,958	1,225,336
The Allstate Corp.	9,085	1,185,047
	Shares	Value(a)
The Hartford Financial Services Group, Inc.	10,801	$669,338
The Progressive Corp.	17,759	1,744,111
The Travelers Cos., Inc.	7,590	1,136,299
Unum Group	6,112	173,581
Willis Towers Watson PLC (c)	3,909	899,148
WR Berkley Corp.	4,166	310,075
		36,386,326
Health Care (12.5%)
Biotechnology (1.7%)
AbbVie, Inc.	53,605	6,038,067
Alexion Pharmaceuticals, Inc. (b)	6,704	1,231,592
Amgen, Inc.	17,438	4,250,513
Biogen, Inc. (b)	4,545	1,573,797
Gilead Sciences, Inc.	38,064	2,621,087
Incyte Corp. (b)	5,588	470,118
Regeneron Pharmaceuticals, Inc. (b)	3,211	1,793,472
Vertex Pharmaceuticals, Inc. (b)	7,827	1,578,158
		19,556,804
Health Care Equipment & Supplies (3.6%)
Abbott Laboratories	53,920	6,250,946
ABIOMED, Inc. (b)	1,425	444,757
Align Technology, Inc. (b)	2,232	1,363,752
Baxter International, Inc.	15,261	1,228,510
Becton Dickinson and Co.	8,860	2,154,663
Boston Scientific Corp. (b)	43,114	1,843,555
Danaher Corp.	19,229	5,160,294
Dentsply Sirona, Inc.	6,579	416,188
DexCom, Inc. (b)	2,986	1,275,022
Edwards Lifesciences Corp. (b)	18,866	1,953,952
Hologic, Inc. (b)	7,757	517,547
IDEXX Laboratories, Inc. (b)	2,588	1,634,451
Intuitive Surgical, Inc. (b)	3,656	3,362,204
Medtronic PLC (c)	40,833	5,068,600
ResMed, Inc.	4,406	1,086,167
STERIS PLC (c)	2,975	613,743
Stryker Corp.	9,980	2,592,105
Teleflex, Inc.	1,454	584,203
The Cooper Cos., Inc.	1,466	580,932
West Pharmaceutical Services, Inc.	2,230	800,793
Zimmer Biomet Holdings, Inc.	6,338	1,019,277
		39,951,661
Health Care Providers & Services (2.3%)
AmerisourceBergen Corp.	4,412	505,130
Anthem, Inc.	7,468	2,851,282
Cardinal Health, Inc.	8,806	502,735
Centene Corp. (b)	17,634	1,286,048
Cigna Corp.	10,415	2,469,084
DaVita, Inc. (b)	2,098	252,662
HCA Healthcare, Inc.	7,976	1,648,958
Henry Schein, Inc. (b)	4,183	310,337
Humana, Inc.	3,930	1,739,890

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Laboratory Corp. of America Holdings (b)	2,984	$823,136
McKesson Corp.	4,848	927,132
Quest Diagnostics, Inc.	3,927	518,246
UnitedHealth Group, Inc.	28,642	11,469,402
Universal Health Services, Inc. – Class B	2,330	341,182
		25,645,224
Health Care Technology (0.1%)
Cerner Corp.	9,145	714,773
Life Sciences Tools & Services (1.2%)
Agilent Technologies, Inc.	9,191	1,358,522
Bio-Rad Laboratories, Inc. – Class A (b)	692	445,849
Charles River Laboratories International, Inc. (b)	1,510	558,579
Illumina, Inc. (b)	4,440	2,101,052
IQVIA Holdings, Inc. (b)	5,833	1,413,453
Mettler-Toledo International, Inc. (b)	707	979,435
PerkinElmer, Inc.	3,334	514,803
Thermo Fisher Scientific, Inc.	11,908	6,007,229
Waters Corp. (b)	1,844	637,305
		14,016,227
Pharmaceuticals (3.6%)
Bristol-Myers Squibb Co.	67,800	4,530,396
Catalent, Inc. (b)	5,121	553,682
Eli Lilly & Co.	24,157	5,544,515
Johnson & Johnson	79,925	13,166,844
Merck & Co., Inc.	76,849	5,976,547
Organon & Co. (b)	7,615	230,430
Perrigo Co. PLC (c)	3,958	181,474
Pfizer, Inc.	169,892	6,652,971
Viatris, Inc.	36,683	524,200
Zoetis, Inc.	14,389	2,681,534
		40,042,593
Industrials (8.3%)
Aerospace & Defense (1.5%)
General Dynamics Corp.	6,947	1,307,842
Howmet Aerospace, Inc. (b)	11,800	406,746
Huntington Ingalls Industries, Inc.	1,189	250,582
L3Harris Technologies, Inc.	6,168	1,333,213
Lockheed Martin Corp.	7,416	2,805,844
Northrop Grumman Corp.	4,543	1,651,063
Raytheon Technologies Corp.	45,983	3,922,810
Teledyne Technologies, Inc. (b)	1,468	614,842
The Boeing Co. (b)	16,729	4,007,599
TransDigm Group, Inc. (b)	1,669	1,080,327
		17,380,868
	Shares	Value(a)
Air Freight & Logistics (0.7%)
CH Robinson Worldwide, Inc.	3,950	$369,997
Expeditors International of Washington, Inc.	5,039	637,937
FedEx Corp.	7,413	2,211,520
United Parcel Service, Inc. Class B	21,940	4,562,862
		7,782,316
Airlines (0.3%)
Alaska Air Group, Inc. (b)	3,743	225,740
American Airlines Group, Inc. (b)	19,406	411,601
Delta Air Lines, Inc. (b)	19,359	837,471
Southwest Airlines Co. (b)	17,911	950,895
United Airlines Holdings, Inc. (b)	9,820	513,488
		2,939,195
Building Products (0.5%)
Allegion PLC (c)	2,638	367,473
AO Smith Corp.	4,050	291,843
Carrier Global Corp.	24,792	1,204,891
Fortune Brands Home & Security, Inc.	4,197	418,063
Johnson Controls International PLC (c)	21,752	1,492,840
Masco Corp.	7,702	453,725
Trane Technologies PLC (c)	7,270	1,338,698
		5,567,533
Commercial Services & Supplies (0.4%)
Cintas Corp.	2,690	1,027,580
Copart, Inc. (b)	6,241	822,751
Republic Services, Inc.	6,316	694,823
Rollins, Inc.	6,653	227,533
Waste Management, Inc.	11,771	1,649,235
		4,421,922
Construction & Engineering (0.1%)
Jacobs Engineering Group, Inc.	3,907	521,272
Quanta Services, Inc.	4,151	375,956
		897,228
Electrical Equipment (0.6%)
AMETEK, Inc.	6,930	925,155
Eaton Corp. PLC (c)	12,039	1,783,939
Emerson Electric Co.	18,197	1,751,279
Generac Holdings, Inc. (b)	1,917	795,843
Rockwell Automation, Inc.	3,513	1,004,788
		6,261,004
Industrial Conglomerates (1.2%)
3M Co.	17,559	3,487,744
General Electric Co.	266,435	3,586,215
Honeywell International, Inc.	21,080	4,623,898
Roper Technologies, Inc.	3,262	1,533,792
Textron, Inc.	6,819	468,943
		13,700,592

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Machinery (1.6%)
Caterpillar, Inc.	16,628	$3,618,752
Cummins, Inc.	4,471	1,090,074
Deere & Co.	9,458	3,335,931
Dover Corp.	4,380	659,628
Fortive Corp.	10,209	711,976
IDEX Corp.	2,249	494,892
Illinois Tool Works, Inc.	8,687	1,942,066
Ingersoll Rand, Inc. (b)	11,265	549,845
Otis Worldwide Corp.	12,243	1,001,110
PACCAR, Inc.	10,479	935,251
Parker Hannifin Corp.	3,905	1,199,264
Pentair PLC (c)	4,949	334,008
Snap-On, Inc.	1,655	369,777
Stanley Black & Decker, Inc.	4,882	1,000,761
Westinghouse Air Brake Technologies Corp.	5,314	437,342
Xylem, Inc.	5,451	653,902
		18,334,579
Professional Services (0.4%)
Equifax, Inc.	3,663	877,325
IHS Markit, Ltd. (c)	11,367	1,280,606
Nielsen Holdings PLC (c)	10,810	266,683
Robert Half International, Inc.	3,352	298,228
United Rentals, Inc. (b)	2,193	699,589
Verisk Analytics, Inc.	4,856	848,440
		4,270,871
Road & Rail (0.9%)
CSX Corp.	68,961	2,212,269
JB Hunt Transport Services, Inc.	2,471	402,649
Kansas City Southern	2,770	784,935
Norfolk Southern Corp.	7,582	2,012,338
Old Dominion Freight Line, Inc.	2,850	723,330
Union Pacific Corp.	20,162	4,434,229
		10,569,750
Trading Companies & Distributors (0.1%)
Fastenal Co.	17,413	905,476
WW Grainger, Inc.	1,386	607,068
		1,512,544
Information Technology (33.8%)
Communications Equipment (0.8%)
Arista Networks, Inc. (b)	1,729	626,434
Cisco Systems, Inc.	127,903	6,778,859
F5 Networks, Inc. (b)	1,821	339,908
Juniper Networks, Inc.	9,907	270,957
Motorola Solutions, Inc.	5,145	1,115,693
		9,131,851
Computers & Peripherals (6.0%)
Apple, Inc. (d)	476,088	65,205,013
NetApp, Inc.	6,687	547,130
Seagate Technology Holdings PLC (c)	6,025	529,778
Western Digital Corp. (b)	9,234	657,184
		66,939,105
	Shares	Value(a)
Electronic Equipment, Instruments & Components (0.5%)
Amphenol Corp. – Class A	18,137	$1,240,752
CDW Corp.	4,264	744,708
Corning, Inc.	23,430	958,287
IPG Photonics Corp. (b)	1,098	231,425
Keysight Technologies, Inc. (b)	5,562	858,828
TE Connectivity, Ltd. (c)	9,990	1,350,748
Trimble, Inc. (b)	7,553	618,062
		6,002,810
Interactive Media & Services (6.5%)
Akamai Technologies, Inc. (b)	4,923	574,022
Alphabet, Inc. Class A (b)	9,131	22,295,984
Alphabet, Inc. Class C (b)	8,643	21,662,124
eBay, Inc.	19,611	1,376,888
Facebook, Inc. Class A (b)	72,721	25,285,819
Twitter, Inc. (b)	24,223	1,666,785
		72,861,622
IT Services (5.0%)
Accenture PLC – Class A (c)	19,340	5,701,239
Automatic Data Processing, Inc.	12,915	2,565,177
Broadridge Financial Solutions, Inc.	3,541	571,978
Cognizant Technology Solutions Corp. – Class A	16,007	1,108,645
DXC Technology Co. (b)	7,663	298,397
Fidelity National Information Services, Inc.	18,821	2,666,371
Fiserv, Inc. (b)	18,076	1,932,144
FleetCor Technologies, Inc. (b)	2,494	638,614
Gartner, Inc. (b)	2,630	636,986
Global Payments, Inc.	8,903	1,669,669
International Business Machines Corp.	27,118	3,975,228
Jack Henry & Associates, Inc.	2,188	357,760
Leidos Holdings, Inc.	3,944	398,738
Mastercard, Inc. Class A	26,550	9,693,139
Paychex, Inc.	9,687	1,039,415
PayPal Holdings, Inc. (b)	35,613	10,380,477
The Western Union Co.	12,420	285,287
VeriSign, Inc. (b)	2,988	680,338
Visa, Inc. Class A	51,347	12,005,955
		56,605,557
Office Electronics (0.1%)
Zebra Technologies Corp. – Class A (b)	1,610	852,479
Semiconductors & Semiconductor Equipment (5.6%)
Advanced Micro Devices, Inc. (b)	36,852	3,461,508
Analog Devices, Inc.	11,148	1,919,240
Applied Materials, Inc.	27,851	3,965,982
Broadcom, Inc.	12,448	5,935,704
Enphase Energy, Inc. (b)	4,118	756,188
Intel Corp.	122,555	6,880,238

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
KLA Corp.	4,698	$1,523,139
Lam Research Corp.	4,358	2,835,751
Maxim Integrated Products, Inc.	8,073	850,571
Microchip Technology, Inc.	8,310	1,244,339
Micron Technology, Inc. (b)	34,012	2,890,340
Monolithic Power Systems, Inc.	1,310	489,220
NVIDIA Corp.	18,906	15,126,691
NXP Semiconductors NV (c)	8,347	1,717,145
Qorvo, Inc. (b)	3,359	657,188
QUALCOMM, Inc.	34,235	4,893,209
Skyworks Solutions, Inc.	5,028	964,119
Teradyne, Inc.	4,964	664,977
Texas Instruments, Inc.	27,961	5,376,900
Xilinx, Inc.	7,394	1,069,468
		63,221,917
Software (9.1%)
Activision Blizzard, Inc.	23,525	2,245,226
Adobe, Inc. (b)	14,508	8,496,465
ANSYS, Inc. (b)	2,627	911,727
Autodesk, Inc. (b)	6,705	1,957,190
Cadence Design Systems, Inc. (b)	8,406	1,150,109
Citrix Systems, Inc.	3,728	437,183
Electronic Arts, Inc.	8,670	1,247,006
Fortinet, Inc. (b)	4,139	985,868
Intuit, Inc.	8,350	4,092,920
Microsoft Corp.	228,587	61,924,218
NortonLifeLock, Inc.	17,601	479,099
Oracle Corp.	55,135	4,291,708
Paycom Software, Inc. (b)	1,540	559,744
PTC, Inc. (b)	3,100	437,906
Salesforce.com, Inc. (b)	28,105	6,865,208
ServiceNow, Inc. (b)	5,980	3,286,309
Synopsys, Inc. (b)	4,646	1,281,320
Take-Two Interactive Software, Inc. (b)	3,504	620,278
Tyler Technologies, Inc. (b)	1,286	581,748
		101,851,232
Technology Hardware Storage & Peripherals (0.2%)
Hewlett Packard Enterprise Co.	39,576	577,018
HP, Inc.	36,458	1,100,667
		1,677,685
Materials (2.6%)
Chemicals (1.7%)
Air Products & Chemicals, Inc.	6,748	1,941,265
Albemarle Corp.	3,492	588,262
Celanese Corp.	3,381	512,560
CF Industries
Holdings, Inc.	6,425	330,566
Corteva, Inc.	22,371	992,154
Dow, Inc.	22,624	1,431,647
DuPont de Nemours, Inc.	16,150	1,250,171
Eastman Chemical Co.	4,105	479,259
Ecolab, Inc.	7,583	1,561,870
FMC Corp.	3,884	420,249
	Shares	Value(a)
International Flavors & Fragrances, Inc.	7,484	$1,118,110
Linde PLC (c)	15,789	4,564,600
LyondellBasell Industries NV – Class A (c)	7,745	796,728
PPG Industries, Inc.	7,125	1,209,611
The Mosaic Co.	10,419	332,470
The Sherwin-Williams Co.	7,226	1,968,724
		19,498,246
Commercial Services & Supplies (0.1%)
Avery Dennison Corp.	2,530	531,907
Construction Materials (0.1%)
Martin Marietta Materials, Inc.	1,899	668,087
Vulcan Materials Co.	4,047	704,461
		1,372,548
Containers & Packaging (0.3%)
Amcor PLC (c)	46,794	536,259
Ball Corp.	9,899	802,017
International Paper Co.	11,886	728,731
Packaging Corp. of America	2,882	390,280
Sealed Air Corp.	4,594	272,195
WestRock Co.	8,035	427,623
		3,157,105
Metals & Mining (0.4%)
Freeport-McMoRan, Inc.	44,474	1,650,430
Newmont Corp.	24,304	1,540,387
Nucor Corp.	8,988	862,219
		4,053,036
Real Estate (2.5%)
Health Care REITs (0.2%)
Healthpeak Properties, Inc.	16,326	543,493
Ventas, Inc.	11,324	646,600
Welltower, Inc.	12,627	1,049,304
		2,239,397
Hotels & Resort REITs (0.0%)
Host Hotels & Resorts, Inc. (b)	21,409	365,880
Industrial REITs (0.3%)
Duke Realty Corp.	11,297	534,913
ProLogis, Inc.	22,450	2,683,449
		3,218,362
Office REITs (0.1%)
Alexandria Real Estate Equities, Inc.	4,163	757,416
Boston Properties, Inc.	4,305	493,310
Vornado Realty Trust	4,677	218,276
		1,469,002
Real Estate Services (0.1%)
CBRE Group, Inc. – Class A (b)	10,133	868,702

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

	Shares	Value(a)
Residential REITs (0.3%)
AvalonBay Communities, Inc.	4,241	$885,054
Equity Residential	10,354	797,258
Essex Property Trust, Inc.	2,010	603,020
Mid-America Apartment Communities, Inc.	3,433	578,186
UDR, Inc.	8,951	438,420
		3,301,938
Retail REITs (0.3%)
Federal Realty Investment Trust	2,147	251,564
Kimco Realty Corp.	13,086	272,843
Realty Income Corp.	11,286	753,228
Regency Centers Corp.	4,707	301,577
Simon Property Group, Inc.	9,917	1,293,970
		2,873,182
Specialized REITs (1.2%)
American Tower Corp.	13,841	3,739,008
Crown Castle International Corp.	13,052	2,546,445
Digital Realty Trust, Inc.	8,472	1,274,697
Equinix, Inc.	2,752	2,208,755
Extra Space Storage, Inc.	4,026	659,539
Iron Mountain, Inc.	8,695	367,972
Public Storage	4,630	1,392,195
SBA Communications Corp.	3,334	1,062,546
Weyerhaeuser Co.	22,702	781,403
		14,032,560
Utilities (2.5%)
Electric Utilities (1.5%)
Alliant Energy Corp.	7,519	419,259
American Electric Power Co., Inc.	15,143	1,280,946
Duke Energy Corp.	23,339	2,304,026
Edison International	11,465	662,906
Entergy Corp.	6,083	606,475
Evergy, Inc.	6,920	418,176
Eversource Energy	10,359	831,206
Exelon Corp.	29,657	1,314,102
FirstEnergy Corp.	16,464	612,626
NextEra Energy, Inc.	59,530	4,362,358
Pinnacle West Capital Corp.	3,375	276,649
PPL Corp.	23,349	653,072
The Southern Co.	32,119	1,943,521
Xcel Energy, Inc.	16,240	1,069,891
		16,755,213
	Shares	Value(a)
Gas Utilities (0.1%)
Atmos Energy Corp.	3,873	$372,234
ONEOK, Inc.	13,469	749,415
		1,121,649
Independent Power Producers & Energy Traders (0.1%)
NRG Energy, Inc.	7,361	296,648
The AES Corp.	20,221	527,162
		823,810
Multi-Utilities (0.7%)
Ameren Corp.	7,687	615,267
CenterPoint Energy, Inc.	17,618	431,993
CMS Energy Corp.	8,704	514,232
Consolidated Edison, Inc.	10,341	741,657
Dominion Energy, Inc.	24,467	1,800,037
DTE Energy Co.	5,847	757,771
NiSource, Inc.	11,817	289,517
Public Service Enterprise Group, Inc.	15,302	914,142
Sempra Energy	9,507	1,259,487
WEC Energy Group, Inc.	9,518	846,626
		8,170,729
Water Utilities (0.1%)
American Water Works Co., Inc.	5,432	837,234
Total common stocks (cost: $331,841,447)		1,102,164,176
Short-Term Securities (1.9%)
Investment Companies (1.9%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.250%	21,649,608	21,649,608
Total short-term securities (cost: $21,649,608)		21,649,608
Total investments in securities (cost: $353,491,055) (e)		1,123,813,784
Liabilities in excess of cash and other assets (-0.1%)		(786,994)
Total net assets (100.0%)		$1,123,026,790

See accompanying notes to financial statements.

SFT Index 500 Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 3.4% of net assets in foreign securities at June 30, 2021.

(d)  Fully or partially pledged as initial margin deposits on open futures contracts.

Holdings of Open Futures Contracts

On June 30, 2021, securities with an aggregate market value of $19,174,400 have been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
S&P 500 E-Mini Index Future	September 2021	97	Long	$20,360,781	$20,799,710	$438,929

(e)  At June 30, 2021, the cost of investments for federal income tax purposes was $356,359,256. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$773,860,272
Gross unrealized depreciation	(5,966,815)
Net unrealized appreciation	$767,893,457

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Principal(b)	Value(a)
Long-Term Debt Securities (90.9%)
Australia (4.5%)
Government (4.5%)
Australia Government Bond (AUD) 5.750%, 07/15/22	2,370,000	$1,885,091
New South Wales Treasury Corp. (AUD) 4.000%, 04/20/23	530,000	425,870
Queensland Treasury Corp. (AUD) 4.250%, 07/21/23 (c)	1,050,000	854,102
Western Australian Treasury Corp. (AUD) 6.000%, 10/16/23	1,110,000	944,208
		4,109,271
Brazil (3.0%)
Government (3.0%)
Brazil Notas do Tesouro Nacional Serie F (BRL) 10.000%, 01/01/27	10,750,000	2,171,242
10.000%, 01/01/29	2,940,000	595,310
		2,766,552
Colombia (3.6%)
Government (3.6%)
Colombian TES (COP) 6.000%, 04/28/28	7,900,000,000	2,042,660
6.250%, 11/26/25	4,800,000,000	1,309,857
		3,352,517
Indonesia (3.3%)
Government (3.3%)
Indonesia Treasury Bond (IDR) 9.000%, 03/15/29	38,500,000,000	3,069,114
Mexico (10.6%)
Energy (1.6%)
Petroleos Mexicanos (USD) 6.750%, 09/21/47	240,000	212,464
7.690%, 01/23/50	1,300,000	1,252,433
		1,464,897
Government (9.0%)
Mexican Bonos (MXN) 7.750%, 11/13/42	53,400,000	2,783,306
8.000%, 11/07/47	17,300,000	917,710
8.500%, 05/31/29	40,800,000	2,268,437
8.500%, 11/18/38	42,800,000	2,373,418
		8,342,871
Russia (0.4%)
Government (0.4%)
Russian Federal Bond — OFZ (RUB) 7.650%, 04/10/30	29,000,000	413,085
	Principal(b)	Value(a)
South Africa (5.2%)
Government (5.2%)
Republic of South Africa Government Bond (ZAR) 6.500%, 02/28/41	40,570,000	$1,907,861
8.750%, 02/28/48	48,020,000	2,845,311
		4,753,172
United States (60.3%)
Consumer, Cyclical (1.0%)
General Motors Co. (USD) 6.250%, 10/02/43	410,000	565,824
6.800%, 10/01/27	250,000	314,899
		880,723
Energy (3.3%)
Apache Corp. (USD) 4.250%, 01/15/44	170,000	167,025
4.750%, 04/15/43	580,000	592,325
5.350%, 07/01/49	180,000	189,450
Exxon Mobil Corp. (USD) 3.452%, 04/15/51	560,000	607,661
Occidental Petroleum Corp. (USD) 4.200%, 03/15/48	480,000	448,800
4.400%, 04/15/46	520,000	501,150
4.400%, 08/15/49	240,000	227,100
6.200%, 03/15/40	120,000	135,600
6.600%, 03/15/46	180,000	213,975
		3,083,086
Financial (1.6%)
Athene Global Funding (USD) 0.739%, 05/24/24 (SOFRRATE + 0.700%) (c) (d)	1,460,000	1,466,287
Government (51.2%)
U.S. Treasury Note (USD) 0.099%, 01/31/23 (3-Month U.S. Treasury Money Market Yield + 0.049%) (d)	47,145,000	47,160,338
Industrial (3.2%)
Caterpillar Financial Services Corp. (USD) 0.185%, 11/17/22 (SOFRRATE + 0.150%) (d)	1,105,000	1,105,194
The Boeing Co. (USD) 3.950%, 08/01/59	340,000	354,444
5.705%, 05/01/40	200,000	258,002
5.805%, 05/01/50	570,000	766,255
5.930%, 05/01/60	330,000	455,932
		2,939,827
Total long-term debt securities (cost: $83,092,496)		83,801,740

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

	Principal(b)/ Shares	Value(a)
Short-Term Securities (7.7%)
United States (5.5%)
U.S. Treasury Bill (USD) 0.023%, 08/03/21 (e)	2,800,000	$2,799,897
0.028%, 08/03/21 (e)	2,210,000	2,209,919
		5,009,816
Investment Companies (2.2%)
United States (2.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	2,049,325	2,049,325
Total short-term securities (cost: $7,059,258)		7,059,141
Total investments in securities (cost: $90,151,754) (f)		90,860,881
Cash and other assets in excess of liabilities (1.4%)		1,248,324
Total net assets (100.0%)		$92,109,205

Foreign Forward Currency Contracts

On June 30, 2021, SFT International Bond Fund had entered into forward foreign currency contracts that obligate the Fund to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

Settlement Date	Currency to be delivered – SELL		Currency to be received – BUY		Unrealized Appreciation(a)	Unrealized Depreciation(a)	Counterparty
07/13/21	135,135	USD	4,200,000	THB	$–	$(4,090)	HSB
07/14/21	11,500,000	BRL	2,118,332	USD	–	(170,704)	JPM
07/15/21	532,946	USD	2,200,000	MYR	–	(3,294)	BLC
07/19/21	266,398	USD	370,000	NZD	–	(7,871)	GSC
07/19/21	200,000	NZD	142,679	USD	2,934	–	HSB
07/19/21	170,000	NZD	122,111	USD	3,328	–	HSB
07/20/21	1,285,109	USD	4,840,000	PLN	–	(13,628)	GSC
07/26/21	428,411	USD	350,000	EUR	–	(13,142)	JPM
07/26/21	2,710,000	EUR	3,274,619	USD	59,255	–	JPM
07/26/21	590,000	EUR	703,559	USD	3,535	–	MSC
07/28/21	4,100,000,000	IDR	283,884	USD	1,682	–	JPM
07/28/21	121,800,000,000	IDR	8,359,643	USD	–	(23,831)	JPM
07/28/21	5,859,676	USD	83,600,000,000	IDR	–	(105,502)	JPM
07/29/21	15,490,335	USD	17,470,000,000	KRW	32,207	–	JPM
07/29/21	10,500,000,000	COP	2,708,978	USD	–	(99,543)	JPM
07/29/21	16,500,000,000	KRW	14,712,176	USD	51,504	–	JPM
07/29/21	650,000,000	KRW	571,982	USD	–	(5,560)	JPM
07/29/21	320,000,000	KRW	282,247	USD	–	(2,082)	JPM
08/10/21	499,688	USD	150,000,000	HUF	6,847	–	GSC
08/13/21	299,000,000	MXN	14,631,869	USD	–	(310,043)	GSC
08/13/21	7,432,323	USD	152,300,000	MXN	178,557	–	GSC
08/13/21	1,321,323	USD	930,000,000	CLP	–	(45,330)	JPM
08/16/21	270,000	CAD	223,473	USD	5,434	–	GSC
08/17/21	63,500,000	ZAR	4,406,841	USD	–	(15,501)	GSC
08/17/21	1,600,000	ZAR	112,003	USD	574	–	HSB
08/24/21	254,000,000	JPY	2,295,595	USD	6,070	–	JPM
08/25/21	1,270,000	AUD	979,081	USD	25,414	–	HSB
08/25/21	4,570,000	AUD	3,558,613	USD	126,914	–	JPM
08/26/21	146,909	USD	11,000,000	RUB	2,430	–	JPM
					$506,685	$(820,121)

See accompanying notes to financial statements.

SFT International Bond Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Principal amounts for foreign debt securities are denominated in the currencies indicated. United States debt securities are denominated in U.S. Dollars.

(c)  Security sold within terms of a private placement exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended, and may be sold only to dealers in that program. This security has been determined to be liquid unless otherwise indicated.

(d)  Variable rate security.

(e)  Rate represents annualized yield at date of purchase.

(f)  At June 30, 2021, the cost of investments for federal income tax purposes was $90,151,756. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$1,506,679
Gross unrealized depreciation	(1,276,014)
Net unrealized appreciation	$230,665

Holdings of Open Futures Contracts

On June 30, 2021, $171,600 in cash has been pledged to cover margin requirements for the following open futures contracts:

Description	Expiration Date	Number of Contracts	Position Type	Notional Amount	Market Value	Unrealized Appreciation/ (Depreciation)(a)
U.S. Ultra Bond	September 2021	24	Short	$(4,459,476)	$(4,624,500)	$(165,024)

Currency Legend

AUD  Australian Dollar

BRL  Brazilian Real

CAD  Canadian Dollar

CLP  Chilean Peso

COP  Colombian Peso

EUR  Euro

HUF  Hungarian Forint

IDR  Indonesian Rupiah

JPY  Japanese Yen

KRW  South Korean Won

MXN  Mexican Peso

MYR  Malaysian Ringgit

NZD  New Zealand Dollar

PLN  Polish Zloty

RUB  Russian Ruble

THB  Thai Baht

USD  United States Dollar

ZAR  South African Rand

Counterparty Legend

BLC  Barclays Bank PLC

GSC  Goldman Sachs

HSB  HSBC Bank PLC

JPM  JPMorgan Chase Bank NA

MSC  Morgan Stanley and Co., Inc.

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.3%)
Communication Services (0.9%)
Interactive Media & Services (0.9%)
Pinterest, Inc. Class A (b)	80,263	$6,336,764
Consumer Discretionary (13.2%)
Automobiles (1.7%)
Ferrari NV (c)	54,140	11,155,547
Hotels, Restaurants & Leisure (1.2%)
Booking Holdings, Inc. (b)	3,768	8,244,723
Internet & Catalog Retail (6.5%)
Amazon.com, Inc. (b)	12,670	43,586,827
Specialty Retail (2.6%)
O'Reilly Automotive, Inc. (b)	10,496	5,942,940
The Home Depot, Inc.	34,897	11,128,305
		17,071,245
Textiles, Apparel & Luxury Goods (1.2%)
NIKE, Inc. Class B	50,621	7,820,438
Consumer Staples (2.3%)
Beverages (1.8%)
The Coca-Cola Co.	227,939	12,333,779
Personal Care (0.5%)
The Estee Lauder Cos., Inc. Class A	10,618	3,377,374
Financial (3.3%)
Capital Markets (3.3%)
Intercontinental Exchange, Inc.	78,073	9,267,265
S&P Global, Inc.	31,037	12,739,137
		22,006,402
Health Care (11.9%)
Health Care Equipment & Supplies (5.0%)
Danaher Corp.	30,189	8,101,520
DexCom, Inc. (b)	5,138	2,193,926
Intuitive Surgical, Inc. (b)	9,688	8,909,472
The Cooper Cos., Inc.	35,502	14,068,378
		33,273,296
Health Care Providers & Services (3.0%)
UnitedHealth Group, Inc.	49,696	19,900,266
Health Care Technology (2.5%)
Cerner Corp.	217,194	16,975,883
Pharmaceuticals (1.4%)
Zoetis, Inc.	48,386	9,017,215
Industrials (6.8%)
Machinery (1.9%)
Stanley Black & Decker, Inc.	61,027	12,509,925
Professional Services (2.5%)
TransUnion	84,771	9,308,703
Verisk Analytics, Inc.	41,412	7,235,505
		16,544,208
	Shares	Value(a)
Road & Rail (2.4%)
JB Hunt Transport Services, Inc.	61,295	$9,988,020
Union Pacific Corp.	28,588	6,287,359
		16,275,379
Information Technology (60.9%)
Communications Equipment (3.6%)
Motorola Solutions, Inc.	110,518	23,965,828
Computers & Peripherals (7.8%)
Apple, Inc.	380,032	52,049,183
Interactive Media & Services (10.2%)
Alphabet, Inc. Class A (b)	14,882	36,338,719
Alphabet, Inc. Class C (b)	2,407	6,032,712
Facebook, Inc. Class A (b)	74,658	25,959,333
		68,330,764
IT Services (14.2%)
Broadridge Financial Solutions, Inc.	72,413	11,696,872
Gartner, Inc. (b)	61,634	14,927,755
PayPal Holdings, Inc. (b)	69,273	20,191,694
VeriSign, Inc. (b)	73,699	16,780,525
Visa, Inc. Class A	133,722	31,266,878
		94,863,724
Semiconductors & Semiconductor Equipment (3.5%)
NVIDIA Corp.	29,207	23,368,520
Software (21.6%)
Adobe, Inc. (b)	34,665	20,301,211
Electronic Arts, Inc.	118,546	17,050,471
Intuit, Inc.	46,267	22,678,695
Microsoft Corp.	264,471	71,645,194
Salesforce.com, Inc. (b)	49,558	12,105,533
		143,781,104
Total common stocks (cost: $342,831,760)		662,788,394
Short-Term Securities (0.8%)
Investment Companies (0.8%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	5,118,286	5,118,286
Total short-term securities (cost: $5,118,286)		5,118,286
Total investments in securities (cost: $347,950,046) (d)		667,906,680
Liabilities in excess of cash and other assets (-0.1%)		(769,699)
Total net assets (100.0%)		$667,136,981

See accompanying notes to financial statements.

SFT IvySM Growth Fund
Investments in Securities – continued

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 1.7% of net assets in foreign securities at June 30, 2021.

(d)  At June 30, 2021, the cost of investments for federal income tax purposes was $348,785,069. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$319,121,611
Gross unrealized depreciation	–
Net unrealized appreciation	$319,121,611

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (97.3%)
Communication Services (1.6%)
Diversified Telecommunication Services (1.0%)
Bandwidth, Inc. Class A (b)	15,382	$2,121,485
Media (0.6%)
Gray Television, Inc.	59,965	1,403,181
Consumer Discretionary (16.8%)
Auto Components (3.1%)
Fox Factory Holding Corp. (b)	23,060	3,589,520
Visteon Corp. (b)	27,480	3,323,431
		6,912,951
Entertainment (0.9%)
Monarch Casino & Resort, Inc. (b)	30,616	2,025,861
Hotels, Restaurants & Leisure (5.7%)
Churchill Downs, Inc.	16,513	3,273,867
Marriott Vacations Worldwide Corp. (b)	25,554	4,070,752
Texas Roadhouse, Inc.	30,190	2,904,278
Wyndham Hotels & Resorts, Inc.	35,302	2,551,982
		12,800,879
Household Durables (0.5%)
TopBuild Corp. (b)	5,501	1,087,988
Leisure Equipment & Products (1.3%)
Malibu Boats, Inc. Class A (b)	39,840	2,921,467
Leisure Product (0.5%)
Latham Group, Inc. (b)	33,117	1,058,419
Media (1.8%)
Nexstar Media Group, Inc. Class A	26,960	3,986,845
Specialty Retail (1.2%)
Lithia Motors, Inc. Class A	7,936	2,727,127
Textiles, Apparel & Luxury Goods (1.8%)
Deckers Outdoor Corp. (b)	10,479	4,024,669
Consumer, Non-cyclical (0.4%)
Beverages (0.4%)
The Duckhorn Portfolio, Inc. (b)	45,587	1,005,649
Energy (0.7%)
Energy Equipment & Services (0.7%)
Cactus, Inc. Class A	26,418	970,069
Liberty Oilfield Services, Inc. Class A (b)	36,239	513,144
		1,483,213
Financial (5.0%)
Capital Markets (3.0%)
Focus Financial Partners, Inc. Class A (b)	23,449	1,137,277
Hamilton Lane, Inc. Class A	17,746	1,617,016
LPL Financial Holdings, Inc.	6,637	895,862
	Shares	Value(a)
Open Lending Corp. Class A (b)	68,793	$2,964,290
		6,614,445
Commercial Banks (2.0%)
Pinnacle Financial Partners, Inc.	36,106	3,187,799
Seacoast Banking Corp. of Florida	40,484	1,382,528
		4,570,327
Health Care (27.3%)
Biotechnology (6.7%)
Blueprint Medicines Corp. (b)	2,200	193,512
CareDx, Inc. (b)	75,391	6,899,784
Insmed, Inc. (b)	37,037	1,054,073
PTC Therapeutics, Inc. (b)	4,532	191,568
Twist Bioscience Corp. (b)	4,479	596,827
Veracyte, Inc. (b)	30,631	1,224,627
Vericel Corp. (b)	92,987	4,881,817
		15,042,208
Health Care Equipment & Supplies (6.9%)
Axonics, Inc. (b)	55,261	3,504,100
CryoPort, Inc. (b)	47,732	3,011,889
Penumbra, Inc. (b)	10,136	2,777,872
Tactile Systems Technology, Inc. (b)	55,542	2,888,184
Tandem Diabetes Care, Inc. (b)	32,789	3,193,649
		15,375,694
Health Care Providers & Services (8.1%)
1Life Healthcare, Inc. (b)	48,162	1,592,236
AMN Healthcare Services, Inc. (b)	34,835	3,378,298
Castle Biosciences, Inc. (b)	25,761	1,889,054
LHC Group, Inc. (b)	14,659	2,935,611
PetIQ, Inc. (b)	142,161	5,487,415
Progyny, Inc. (b)	47,245	2,787,455
		18,070,069
Health Care Technology (3.5%)
Omnicell, Inc. (b)	24,534	3,715,674
Tabula Rasa HealthCare, Inc. (b)	40,086	2,004,300
Vocera Communications, Inc. (b)	53,957	2,150,187
		7,870,161
Life Sciences Tools & Services (1.7%)
NeoGenomics, Inc. (b)	45,895	2,073,077
Quanterix Corp. (b)	27,121	1,590,918
		3,663,995
Pharmaceuticals (0.4%)
Pacira BioSciences, Inc. (b)	13,941	845,940
Industrials (15.2%)
Aerospace & Defense (1.4%)
Mercury Systems, Inc. (b)	46,365	3,073,072
Air Freight & Logistics (0.7%)
Air Transport Services Group, Inc. (b)	72,597	1,686,428

See accompanying notes to financial statements.

SFT IvySM Small Cap Growth Fund
Investments in Securities – continued

	Shares	Value(a)
Commercial Services & Supplies (3.7%)
Clean Harbors, Inc. (b)	30,543	$2,844,775
The Brink's Co.	69,375	5,330,775
		8,175,550
Construction & Engineering (1.4%)
Valmont Industries, Inc.	13,059	3,082,577
Electrical Equipment (1.4%)
EnerSys	31,559	3,084,261
Machinery (4.9%)
Altra Industrial Motion Corp.	49,171	3,197,098
John Bean Technologies Corp.	15,709	2,240,418
Kennametal, Inc.	74,188	2,664,833
Kornit Digital, Ltd. (b) (c)	11,717	1,456,775
RBC Bearings, Inc. (b)	7,578	1,511,205
		11,070,329
Road & Rail (1.7%)
Knight-Swift Transportation Holdings, Inc.	82,017	3,728,493
Information Technology (28.2%)
Communications Equipment (1.5%)
Viavi Solutions, Inc. (b)	186,237	3,288,946
Computers & Peripherals (1.5%)
NCR Corp. (b)	75,204	3,430,055
IT Services (4.5%)
Evo Payments, Inc. Class A (b)	76,340	2,117,671
Shift4 Payments, Inc. Class A (b)	56,358	5,281,872
Switch, Inc. Class A	128,382	2,710,144
		10,109,687
Semiconductors & Semiconductor Equipment (4.4%)
Allegro MicroSystems, Inc. (b)	92,648	2,566,350
Enphase Energy, Inc. (b)	3,079	565,397
Monolithic Power Systems, Inc.	11,174	4,172,930
SiTime Corp. (b)	19,636	2,485,721
		9,790,398
	Shares	Value(a)
Software (16.3%)
Domo, Inc. Class B (b)	31,020	$2,507,347
Five9, Inc. (b)	42,660	7,823,417
Globant SA (b) (c)	24,490	5,367,718
LivePerson, Inc. (b)	53,171	3,362,534
Mimecast, Ltd. (b) (c)	49,463	2,624,012
Proofpoint, Inc. (b)	5,168	897,992
Q2 Holdings, Inc. (b)	37,753	3,872,703
Sailpoint Technologies Holdings, Inc. (b)	34,708	1,772,538
SimilarWeb, Ltd. (b) (c)	11,696	230,411
Smartsheet, Inc. Class A (b)	28,332	2,048,970
Varonis Systems, Inc. (b)	101,938	5,873,667
		36,381,309
Leisure and Consumer Staples (2.1%)
Food & Staples Retailing (0.9%)
BJ's Wholesale Club Holdings, Inc. (b)	43,928	2,090,094
Food Products (1.2%)
Nomad Foods, Ltd. (b) (c)	95,105	2,688,619
Total common stocks (cost: $145,880,447)		217,292,391
Short-Term Securities (3.2%)
Investment Companies (3.2%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	7,074,597	7,074,597
Total short-term securities (cost: $7,074,597)		7,074,597
Total investments in securities (cost: $152,955,044) (d)		224,366,988
Liabilities in excess of cash and other assets (-0.5%)		(1,210,629)
Total net assets (100.0%)		$223,156,359

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 5.5% of net assets in foreign securities at June 30, 2021.

(d)  At June 30, 2021, the cost of investments for federal income tax purposes was $153,488,937. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$71,676,441
Gross unrealized depreciation	(798,390)
Net unrealized appreciation	$70,878,051

See accompanying notes to financial statements.

SFT Real Estate Securities Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.5%)
Real Estate (99.5%)
Diversified REITs (1.9%)
Essential Properties Realty Trust, Inc.	46,500	$1,257,360
VEREIT, Inc.	34,800	1,598,364
		2,855,724
Health Care REITs (8.9%)
CareTrust REIT, Inc.	44,200	1,026,766
Healthpeak Properties, Inc.	37,900	1,261,691
Ventas, Inc.	89,496	5,110,221
Welltower, Inc.	70,600	5,866,860
		13,265,538
Hotels & Resort REITs (5.2%)
Host Hotels & Resorts, Inc. (b)	133,146	2,275,465
MGM Growth Properties LLC	53,000	1,940,860
Park Hotels & Resorts, Inc. (b)	90,100	1,856,961
Pebblebrook Hotel Trust	43,600	1,026,780
RLJ Lodging Trust	43,600	664,028
		7,764,094
Industrial REITs (11.0%)
Duke Realty Corp.	68,100	3,224,535
First Industrial Realty Trust, Inc.	27,300	1,425,879
ProLogis, Inc.	98,081	11,723,622
		16,374,036
Office REITs (6.7%)
Alexandria Real Estate Equities, Inc.	15,322	2,787,685
Boston Properties, Inc.	23,383	2,679,458
Highwoods Properties, Inc.	39,200	1,770,664
Kilroy Realty Corp.	38,536	2,683,647
		9,921,454
Residential REITs (25.6%)
American Homes 4 Rent – Class A	117,600	4,568,760
AvalonBay Communities, Inc.	28,126	5,869,615
Camden Property Trust	20,300	2,693,201
Equity Lifestyle Properties, Inc.	40,300	2,994,693
Equity Residential	25,800	1,986,600
Essex Property Trust, Inc.	11,300	3,390,113
	Shares	Value(a)
Invitation Homes, Inc.	152,400	$5,682,996
Mid-America Apartment Communities, Inc.	15,300	2,576,826
Sun Communities, Inc.	23,200	3,976,480
UDR, Inc.	89,500	4,383,710
		38,122,994
Retail REITs (11.6%)
Agree Realty Corp.	28,300	1,994,867
Brixmor Property Group, Inc.	113,200	2,591,148
Kimco Realty Corp.	110,400	2,301,840
National Retail Properties, Inc.	52,100	2,442,448
Realty Income Corp.	19,300	1,288,082
Regency Centers Corp.	38,300	2,453,881
Simon Property Group, Inc.	31,679	4,133,476
		17,205,742
Specialized REITs (28.6%)
American Tower Corp.	18,300	4,943,562
CyrusOne, Inc.	8,300	593,616
Digital Realty Trust, Inc.	32,200	4,844,812
Equinix, Inc.	14,134	11,343,948
Extra Space Storage, Inc.	28,300	4,636,106
Life Storage, Inc.	29,950	3,215,133
Public Storage	25,400	7,637,526
SBA Communications Corp.	6,300	2,007,810
VICI Properties, Inc.	104,241	3,233,556
		42,456,069
Total common stocks (cost: $116,337,577)		147,965,651
Short-Term Securities (0.3%)
Investment Companies (0.3%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	378,163	378,163
Total short-term securities (cost: $378,163)		378,163
Total investments in securities (cost: $116,715,740) (c)		148,343,814
Cash and other assets in excess of liabilities (0.2%)		247,037
Total net assets (100.0%)		$148,590,851

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  At June 30, 2021, the cost of investments for federal income tax purposes was $118,457,346. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$29,998,327
Gross unrealized depreciation	(111,859)
Net unrealized appreciation	$29,886,468

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.1%)
Communication Services (1.3%)
Wireless Telecommunication Services (1.3%)
T-Mobile US, Inc. (b)	19,479	$2,821,144
Consumer Discretionary (8.8%)
Automobiles (0.7%)
General Motors Co. (b)	26,931	1,593,507
Hotels & Resort REITs (0.7%)
Hilton Worldwide Holdings, Inc. (b)	13,393	1,615,464
Hotels, Restaurants & Leisure (3.4%)
Marriott International, Inc. Class A (b)	9,799	1,337,760
McDonald's Corp.	2,374	548,370
MGM Resorts International	12,900	550,185
Starbucks Corp.	17,700	1,979,037
Vail Resorts, Inc. (b)	1,000	316,520
Yum! Brands, Inc.	25,269	2,906,693
		7,638,565
Media (1.9%)
Charter Communications, Inc. Class A (b)	390	281,365
Comcast Corp. Class A	18,800	1,071,976
The Walt Disney Co. (b)	17,290	3,039,063
		4,392,404
Multiline Retail (0.1%)
Dollar Tree, Inc. (b)	2,900	288,550
Specialty Retail (2.0%)
AutoZone, Inc. (b)	540	805,799
Lowe's Cos., Inc.	1,300	252,161
Ross Stores, Inc.	1,005	124,620
The Home Depot, Inc.	5,129	1,635,587
The TJX Cos., Inc.	23,872	1,609,450
		4,427,617
Consumer Staples (0.5%)
Food & Staples Retailing (0.5%)
Walmart, Inc.	8,300	1,170,466
Energy (0.7%)
Oil, Gas & Consumable Fuels (0.7%)
Devon Energy Corp.	54,685	1,596,255
Financial (20.8%)
Capital Markets (7.1%)
Apollo Global Management, Inc.	12,800	796,160
Morgan Stanley	92,002	8,435,663
The Charles Schwab Corp.	61,165	4,453,424
The Goldman Sachs Group, Inc.	6,292	2,388,003
		16,073,250
Commercial Banks (7.0%)
Bank of America Corp.	171,515	7,071,563
Citigroup, Inc.	8,600	608,450
JPMorgan Chase & Co.	13,497	2,099,323
	Shares	Value(a)
The PNC Financial Services Group, Inc.	1,996	$380,757
Wells Fargo & Co.	128,837	5,835,028
		15,995,121
Diversified Financial Services (1.0%)
Equitable Holdings, Inc.	75,669	2,304,121
Insurance (5.7%)
American International Group, Inc.	97,034	4,618,819
Chubb, Ltd. (c)	9,201	1,462,407
Loews Corp.	4,231	231,224
Marsh & McLennan Cos., Inc.	6,773	952,826
MetLife, Inc.	47,438	2,839,164
The Hartford Financial Services Group, Inc.	29,296	1,815,473
The Travelers Cos., Inc.	6,200	928,202
		12,848,115
Health Care (14.9%)
Biotechnology (0.6%)
AbbVie, Inc.	11,261	1,268,439
Health Care Equipment & Supplies (5.0%)
Abbott Laboratories	12,727	1,475,441
Becton Dickinson and Co.	799	194,309
Danaher Corp.	16,993	4,560,241
Medtronic PLC (c)	23,221	2,882,423
Stryker Corp.	5,645	1,466,176
Teleflex, Inc.	1,603	644,069
Zimmer Biomet Holdings, Inc.	1,400	225,148
		11,447,807
Health Care Providers & Services (3.5%)
Anthem, Inc.	6,230	2,378,614
Centene Corp. (b)	13,900	1,013,727
Cigna Corp.	835	197,954
HCA Healthcare, Inc.	11,811	2,441,806
UnitedHealth Group, Inc.	4,891	1,958,552
		7,990,653
Life Sciences Tools & Services (2.9%)
Agilent Technologies, Inc.	15,833	2,340,276
Thermo Fisher Scientific, Inc.	8,228	4,150,779
		6,491,055
Pharmaceuticals (2.9%)
AstraZeneca PLC ADR (c)	23,821	1,426,878
Bausch Health Cos., Inc. (b)	24,404	715,525
Elanco Animal Health, Inc. (b)	47,285	1,640,317
Eli Lilly & Co.	12,400	2,846,048
		6,628,768
Industrials (13.0%)
Air Freight & Logistics (1.7%)
FedEx Corp.	5,712	1,704,061
United Parcel Service, Inc. Class B	10,935	2,274,152
		3,978,213

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Airlines (0.4%)
Southwest Airlines Co. (b)	15,608	$828,629
Commercial Services & Supplies (0.0%)
Republic Services, Inc.	109	11,991
Construction & Engineering (1.0%)
Jacobs Engineering Group, Inc.	16,900	2,254,798
Electrical Equipment (0.9%)
Hubbell, Inc.	7,396	1,381,869
Schneider Electric SE (c)	3,592	565,184
		1,947,053
Industrial Conglomerates (5.0%)
General Electric Co.	583,920	7,859,563
Honeywell International, Inc.	11,931	2,617,065
Siemens AG (c)	6,324	1,002,102
		11,478,730
Machinery (1.9%)
Caterpillar, Inc.	13,574	2,954,109
Deere & Co.	2,339	824,989
Fortive Corp.	8,500	592,790
		4,371,888
Professional Services (0.3%)
United Rentals, Inc. (b)	1,923	613,456
Road & Rail (1.8%)
CSX Corp.	24,216	776,849
Norfolk Southern Corp.	9,906	2,629,152
Union Pacific Corp.	2,822	620,642
		4,026,643
Information Technology (21.7%)
Computers & Peripherals (0.2%)
Apple, Inc.	2,400	328,704
Interactive Media & Services (6.8%)
Alphabet, Inc. Class C (b)	6,088	15,258,476
Facebook, Inc. Class A (b)	800	278,168
		15,536,644
IT Services (1.5%)
Fiserv, Inc. (b)	12,551	1,341,576
Visa, Inc. Class A	8,500	1,987,470
		3,329,046
Semiconductors & Semiconductor Equipment (8.3%)
Analog Devices, Inc.	13,555	2,333,629
Applied Materials, Inc.	38,618	5,499,203
ASML Holding NV (c)	2,221	1,534,356
Broadcom, Inc.	5,125	2,443,805
KLA Corp.	4,504	1,460,242
Microchip Technology, Inc.	5,300	793,622
NXP Semiconductors NV (c)	10,843	2,230,622
QUALCOMM, Inc.	12,159	1,737,886
Texas Instruments, Inc.	4,212	809,967
		18,843,332
Software (4.9%)
Citrix Systems, Inc.	4,400	515,988
	Shares	Value(a)
Microsoft Corp.	36,057	$9,767,841
Salesforce.com, Inc. (b)	3,677	898,181
		11,182,010
Materials (8.8%)
Chemicals (3.5%)
Eastman Chemical Co.	3,637	424,620
International Flavors & Fragrances, Inc.	6,282	938,531
Linde PLC (c)	12,841	3,712,333
PPG Industries, Inc.	10,898	1,850,153
The Sherwin-Williams Co.	3,750	1,021,688
		7,947,325
Commercial Services & Supplies (0.4%)
Avery Dennison Corp.	4,130	868,291
Construction Materials (0.2%)
Martin Marietta Materials, Inc.	1,190	418,654
Vulcan Materials Co.	1,044	181,729
		600,383
Containers & Packaging (4.7%)
International Paper Co.	66,825	4,097,041
Packaging Corp. of America	16,458	2,228,742
WestRock Co.	81,314	4,327,531
		10,653,314
Real Estate (4.4%)
Health Care REITs (0.9%)
Welltower, Inc.	24,797	2,060,631
Industrial REITs (1.9%)
ProLogis, Inc.	35,565	4,251,084
Office REITs (0.2%)
Alexandria Real Estate Equities, Inc.	2,523	459,035
Residential REITs (0.7%)
Camden Property Trust	9,600	1,273,632
Equity Lifestyle Properties, Inc.	5,770	428,769
		1,702,401
Specialized REITs (0.7%)
Equinix, Inc.	1,800	1,444,680
Weyerhaeuser Co.	3,267	112,450
		1,557,130
Utilities (4.2%)
Electric Utilities (1.7%)
Evergy, Inc.	7,600	459,268
NextEra Energy, Inc.	26,274	1,925,359
The Southern Co.	24,540	1,484,915
		3,869,542
Independent Power Producers & Energy Traders (0.2%)
The AES Corp.	18,319	477,576
Multi-Utilities (2.3%)
Ameren Corp.	1,756	140,550
CMS Energy Corp.	1,660	98,073
Dominion Energy, Inc.	7,305	537,429

See accompanying notes to financial statements.

SFT T. Rowe Price Value Fund
Investments in Securities – continued

	Shares	Value(a)
Public Service Enterprise Group, Inc.	9,482	$566,455
Sempra Energy	27,759	3,677,512
WEC Energy Group, Inc.	2,196	195,334
		5,215,353
Total common stocks (cost: $175,684,539)		224,984,503
Preferred Stocks (0.3%)
Media (0.0%)
ViacomCBS, Inc., 5.750%	462	34,248
Utilities (0.3%)
The AES Corp. , 6.875%	4,813	517,734
The Southern Co. Series 2019, 6.750%	5,052	255,783
		773,517
Total Preferred Stocks (cost: $767,565)		807,765
	Shares	Value(a)
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	500,000	$500,000
T. Rowe Price Reserve Investment Fund, current rate 0.030%	638,037	638,037
Total short-term securities (cost: $1,138,037)		1,138,037
Total investments in securities (cost: $177,590,141) (d)		226,930,305
Cash and other assets in excess of liabilities (0.1%)		160,138
Total net assets (100.0%)		$227,090,443

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 6.5% of net assets in foreign securities at June 30, 2021.

(d)  At June 30, 2021, the cost of investments for federal income tax purposes was $178,849,378. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$48,523,805
Gross unrealized depreciation	(442,878)
Net unrealized appreciation	$48,080,927

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities

June 30, 2021
(Unaudited)

(Percentages of each investment category relate to total net assets)

	Shares	Value(a)
Common Stocks (99.7%)
Communications (1.1%)
Diversified Telecommunication Services (1.1%)
Verizon Communications, Inc.	28,107	$1,574,835
Consumer Discretionary (14.5%)
Automobiles (0.4%)
Tesla, Inc. (b)	746	507,056
Media (2.2%)
The Walt Disney Co. (b)	17,123	3,009,710
Hotels, Restaurants & Leisure (2.5%)
Airbnb, Inc. Class A (b)	5,221	799,544
Booking Holdings, Inc. (b)	453	991,205
McDonald's Corp.	7,510	1,734,735
		3,525,484
Internet & Catalog Retail (5.5%)
Amazon.com, Inc. (b)	1,685	5,796,669
Netflix, Inc. (b)	3,384	1,787,463
		7,584,132
Specialty Retail (1.6%)
The TJX Cos., Inc.	32,197	2,170,722
Textiles, Apparel & Luxury Goods (2.3%)
NIKE, Inc. Class B	11,864	1,832,869
VF Corp.	16,398	1,345,292
		3,178,161
Consumer Staples (6.6%)
Beverages (2.3%)
Constellation Brands, Inc. Class A	7,862	1,838,843
Monster Beverage Corp. (b)	14,989	1,369,245
		3,208,088
Food & Staples Retailing (1.3%)
Walmart, Inc.	13,204	1,862,028
Household Products (3.0%)
Colgate-Palmolive Co.	16,756	1,363,101
The Procter & Gamble Co.	20,174	2,722,078
		4,085,179
Energy (1.3%)
Oil, Gas & Consumable Fuels (1.3%)
EOG Resources, Inc.	21,756	1,815,321
Financial (12.5%)
Capital Markets (4.0%)
BlackRock, Inc.	1,918	1,678,192
Morgan Stanley	27,794	2,548,432
The Charles Schwab Corp.	18,375	1,337,884
		5,564,508
Commercial Banks (6.1%)
Bank of America Corp.	77,457	3,193,552
JPMorgan Chase & Co.	22,023	3,425,458
	Shares	Value(a)
The PNC Financial Services Group, Inc.	9,241	$1,762,813
		8,381,823
Consumer Finance (1.5%)
American Express Co.	12,284	2,029,685
Insurance (0.9%)
Chubb, Ltd. (c)	7,520	1,195,229
Health Care (14.1%)
Biotechnology (0.9%)
Regeneron Pharmaceuticals, Inc. (b)	2,207	1,232,698
Health Care Equipment & Supplies (5.1%)
Abbott Laboratories	10,844	1,257,145
Baxter International, Inc.	17,195	1,384,197
Becton Dickinson and Co.	5,696	1,385,210
Danaher Corp.	6,591	1,768,761
Hologic, Inc. (b)	17,721	1,182,345
		6,977,658
Health Care Providers & Services (3.2%)
Laboratory Corp. of America Holdings (b)	4,383	1,209,051
UnitedHealth Group, Inc.	7,994	3,201,117
		4,410,168
Life Sciences Tools & Services (1.4%)
Thermo Fisher Scientific, Inc.	3,947	1,991,143
Pharmaceuticals (3.5%)
Eli Lilly & Co.	11,453	2,628,693
Merck & Co., Inc.	29,089	2,262,251
		4,890,944
Industrials (8.9%)
Aerospace & Defense (1.2%)
Raytheon Technologies Corp.	19,252	1,642,388
Air Freight & Logistics (1.4%)
FedEx Corp.	6,635	1,979,420
Building Products (1.1%)
Fortune Brands Home & Security, Inc.	15,203	1,514,371
Commercial Services & Supplies (0.5%)
Republic Services, Inc.	6,239	686,352
Electrical Equipment (1.0%)
AMETEK, Inc.	10,849	1,448,341
Machinery (2.7%)
Deere & Co.	3,304	1,165,354
IDEX Corp.	5,815	1,279,591
Illinois Tool Works, Inc.	5,482	1,225,556
		3,670,501
Professional Services (1.0%)
Equifax, Inc.	5,994	1,435,623

See accompanying notes to financial statements.

SFT Wellington Core Equity Fund
Investments in Securities – continued

	Shares	Value(a)
Information Technology (35.7%)
Communications Equipment (1.3%)
Motorola Solutions, Inc.	8,454	$1,833,250
Computers & Peripherals (5.8%)
Apple, Inc.	49,136	6,729,666
NetApp, Inc.	14,979	1,225,582
		7,955,248
Electronic Equipment, Instruments & Components (2.2%)
CDW Corp.	7,669	1,339,391
Corning, Inc.	40,331	1,649,538
		2,988,929
Interactive Media & Services (9.0%)
Alphabet, Inc. Class A (b)	3,003	7,332,696
Facebook, Inc. Class A (b)	11,735	4,080,377
GoDaddy, Inc. Class A (b)	11,168	971,169
		12,384,242
IT Services (4.5%)
Fidelity National Information Services, Inc.	9,182	1,300,814
Global Payments, Inc.	6,773	1,270,208
Leidos Holdings, Inc.	14,357	1,451,493
Mastercard, Inc. Class A	6,195	2,261,733
		6,284,248
Semiconductors & Semiconductor Equipment (5.1%)
Advanced Micro Devices, Inc. (b)	14,187	1,332,585
KLA Corp.	3,614	1,171,695
QUALCOMM, Inc.	9,572	1,368,126
Teradyne, Inc.	6,588	882,528
Texas Instruments, Inc.	11,810	2,271,063
		7,025,997
Software (7.8%)
Microsoft Corp.	25,844	7,001,140
Salesforce.com, Inc. (b)	8,442	2,062,127
SS&C Technologies Holdings, Inc.	8,940	644,216
Workday, Inc. Class A (b)	4,654	1,111,096
		10,818,579
	Shares	Value(a)
Materials (1.2%)
Chemicals (1.2%)
PPG Industries, Inc.	9,458	$1,605,685
Real Estate (1.7%)
Specialized REITs (1.7%)
American Tower Corp.	5,467	1,476,855
Gaming and Leisure Properties, Inc.	19,959	924,701
		2,401,556
Utilities (2.1%)
Electric Utilities (2.1%)
American Electric Power Co., Inc.	18,075	1,528,964
Duke Energy Corp.	13,396	1,322,453
		2,851,417
Total common stocks (cost: $83,659,553)		137,720,719
Short-Term Securities (0.5%)
Investment Companies (0.5%)
State Street Institutional U.S. Government Money Market Fund, current rate 0.025%	660,756	660,756
Total short-term securities (cost: $660,756)		660,756
Total investments in securities (cost: $84,320,309) (d)		138,381,475
Liabilities in excess of cash and other assets (-0.2%)		(210,715)
Total net assets (100.0%)		$138,170,760

Investments in Securities Legend

(a)  Securities are valued by procedures described in Note 2 of the notes to the financial statements.

(b)  Non-income producing security.

(c)  Foreign security: The Fund held 0.9% of net assets in foreign securities at June 30, 2021.

(d)  At June 30, 2021, the cost of investments for federal income tax purposes was $84,406,105. The aggregate unrealized appreciation and depreciation of investments based on this cost were:

Gross unrealized appreciation	$54,282,030
Gross unrealized depreciation	(306,660)
Net unrealized appreciation	$53,975,370

See accompanying notes to financial statements.

(This page has been left blank intentionally.)

Securian Funds Trust

Statements of Assets and Liabilities

June 30, 2021

(Unaudited)

	SFT Balanced Stabilization Fund(a)		SFT Core Bond Fund	SFT Equity Stabilization Fund(a)		SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers		$439,823,843	$511,163,355		$355,662,984		$191,192,317	$226,017,521	$1,123,813,784
Affiliated issuers (Note 8)		257,604,133	–		–		–	–	–
Cash on demand deposit		3,119,261	–		–		–	1,295	986
Due from broker[1,2]		9,000,000	200,000		4,725,000		–	–	–
Foreign currency on deposit[3]		–	–		–		–	–	–
Receivable:
Fund shares sold		213,043	9,097		–		–	1,068	15,514
Investment securities sold (including paydowns)		241,470	6,728,667		124,129		–	–	–
Dividends and accrued interest		1,459,789	2,399,389		593		790	190,773	639,038
Refundable foreign income taxes withheld		–	–		–		–	–	–
Adviser (Note 4)		–	–		–		98,130	–	–
Variation margin on futures contracts		370,592	49,923		81,180		–	10,130	32,056
Unrealized appreciation on forward foreign currency contracts		–	–		–		–	–	–
Prepaid expenses		3,731	8,865		7,593		6,964	4,080	9,087
Total assets		711,835,862	520,559,296		360,601,479		191,298,201	226,224,867	1,124,510,465
Liabilities
Due to custodian		–	–		37,506		–	–	–
Payable:
Fund shares repurchased		–	431,596		99,303		127,969	72,970	1,104,198
Investment securities purchased		830,000	4,605,756		426,666		–	–	–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)		–	5,610,407		–		–	–	–
Adviser		472,009	279,020		242,544		88,587	76,371	301,613
Variation margin on futures contracts .		–	–		–		–	–	–
Accrued expenses		60,265	71,129		40,078		34,254	50,801	77,864
Unrealized depreciation on forward foreign currency contracts		–	–		–		–	–	–
Options written at value[4]		276,057	–		141,119		–	–	–
Total liabilities		1,638,331	10,997,908		987,216		250,810	200,142	1,483,675
Net assets applicable to outstanding capital stock		$710,197,531	$509,561,388		$359,614,263		$191,047,391	$226,024,725	$1,123,026,790
Net Assets Consist of:
Paid in capital**		$438,946,007	$386,396,527		$283,849,373		$191,045,325	$(41,908,239)	$(94,226,404)
Total distributable earnings		271,251,524	123,164,861		75,764,890		2,066	267,932,964	1,217,253,194
Net assets		$710,197,531	$509,561,388		$359,614,263		$191,047,391	$226,024,725	$1,123,026,790
Net assets by class:
Class 1	$	N/A	$6,165,308	$	N/A	$	N/A	$20,521,292	$319,601,747
Class 2		710,197,531	503,396,080		359,614,263		191,047,391	205,503,433	803,425,043
Net asset value per share of outstanding capital stock by class:
Class 1		N/A	2.744		N/A		N/A	7.355	18.110
Class 2		20.105	2.660		13.701		1.000	7.129	17.554
* Identified cost
Unaffiliated issuers		$409,628,547	$493,139,958		$288,500,950		$191,192,317	$145,099,457	$353,491,055
Affiliated issuers		107,000,000	–		–		–	–	–
** Shares outstanding by class:
Class 1		N/A	2,246,445		N/A		N/A	2,789,994	17,648,058
Class 2		35,324,342	189,228,023		26,247,383		191,047,391	28,824,387	45,768,146
[1] Collateral for open foreign currency contracts		$–	$–		$–		$–	$–	$–
[2] Cash collateral for open futures contracts		$–	$–		$–		$–	$–	$–
[3] Foreign currency on deposit (cost)		$–	$–		$–		$–	$–	$–
[4] Premiums received		$254,380	$–		$130,453		$–	$–	$–

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT International Bond Fund	SFT IvySM Growth Fund		SFT IvySM Small Cap Growth Fund		SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
Assets
Investments in securities, at market value – see accompanying schedule for detailed listing*
Unaffiliated issuers	$90,860,881		$667,906,680		$224,366,988	$148,343,814		$226,930,305	$138,381,475
Affiliated issuers (Note 8)	–		–		–	–		–	–
Cash on demand deposit	140,143		–		–	–		300	–
Due from broker[1,2]	551,600		–		–	–		–	–
Foreign currency on deposit[3]	312,455		–		–	–		–	–
Receivable:
Fund shares sold	3,950		–		–	–		–	–
Investment securities sold (including paydowns)	–		–		1,818,375	166,749		584,521	–
Dividends and accrued interest	656,697		289,636		23,639	401,611		96,427	65,279
Refundable foreign income taxes withheld	22,355		–		–	–		1,480	–
Adviser (Note 4)	–		–		–	–		–	–
Variation margin on futures contracts	–		–		–	–		–	–
Unrealized appreciation on forward foreign currency contracts	506,685		–		–	–		–	–
Prepaid expenses	4,184		7,570		4,208	4,350		23,925	4,307
Total assets	93,058,950		668,203,886		226,213,210	148,916,524		227,636,958	138,451,061
Liabilities
Due to custodian	–		–		–	–		–	–
Payable:
Fund shares repurchased	3,727		579,612		51,062	26,059		35,067	140,982
Investment securities purchased	–		–		2,776,902	143,959		296,462	–
Investment securities purchased on a when-issued or forward – commitment basis (Note 2)	–		–		–	–		–	–
Adviser	77,771		481,772		205,912	121,300		178,066	106,402
Variation margin on futures contracts .	12,516		–		–	–		–	–
Accrued expenses	35,610		5,521		22,975	34,355		36,920	32,917
Unrealized depreciation on forward foreign currency contracts	820,121		–		–	–		–	–
Options written at value[4]	–		–		–	–		–	–
Total liabilities	949,745		1,066,905		3,056,851	325,673		546,515	280,301
Net assets applicable to outstanding capital stock	$92,109,205		$667,136,981		$223,156,359	$148,590,851		$227,090,443	$138,170,760
Net Assets Consist of:
Paid in capital**	$105,573,407		$38,669,587		$35,081,473	$8,399,196		$72,582,522	$26,031,648
Total distributable earnings	(13,464,202)		628,467,394		188,074,886	140,191,655		154,507,921	112,139,112
Net assets	$92,109,205		$667,136,981		$223,156,359	$148,590,851		$227,090,443	$138,170,760
Net assets by class:
Class 1	$1,668,236	$	N/A	$	N/A	$8,489,579	$	N/A	$2,100,469
Class 2	90,440,969		667,136,981		223,156,359	140,101,272		227,090,443	136,070,291
Net asset value per share of outstanding capital stock by class:
Class 1	2.393		N/A		N/A	6.793		N/A	25.107
Class 2	2.319		32.863		28.305	6.585		20.680	24.661
* Identified cost
Unaffiliated issuers	$90,151,754		$347,950,046		$152,955,044	$116,715,740		$177,590,141	$84,320,309
Affiliated issuers	–		–		–	–		–	–
** Shares outstanding by class:
Class 1	697,132		N/A		N/A	1,249,672		N/A	83,661
Class 2	38,994,806		20,300,688		7,883,964	21,277,391		10,981,178	5,517,569
[1] Collateral for open foreign currency contracts	$380,000		$–		$–	$–		$–	$–
[2] Cash collateral for open futures contracts	$171,600		$–		$–	$–		$–	$–
[3] Foreign currency on deposit (cost)	$315,313		$–		$–	$–		$–	$–
[4] Premiums received	$–		$–		$–	$–		$–	$–

Securian Funds Trust

Statements of Operations

Six months ended June 30, 2021

(Unaudited)

	SFT Balanced Stabilization Fund(a)	SFT Core Bond Fund	SFT Equity Stabilization Fund(a)	SFT Government Money Market Fund	SFT Index 400 Mid-Cap Fund	SFT Index 500 Fund
Income:
Interest[1]	$3,120,289	$6,552,306	$–	$43,221	$717	$–
Dividends[1]	240,273	925	3,893,902	4,086	1,456,848	7,627,577
Foreign tax withholding	–	–	–	–	–	(713)
Total investment income	3,360,562	6,553,231	3,893,902	47,307	1,457,565	7,626,864
Expenses (Note 4):
Investment advisory fee	1,888,600	987,424	970,195	276,465	165,270	773,690
Rule 12b-1 fees	858,454	609,878	440,998	243,869	252,238	948,974
Audit and accounting services	118,567	137,956	68,680	70,764	70,813	115,740
Administrative services fee	21,711	34,533	16,493	27,219	16,484	16,484
Legal fees	9,583	9,583	9,583	10,029	9,583	16,419
Custodian fees	10,760	7,687	10,512	4,909	8,679	11,852
Printing and shareholder reports	4,315	4,315	4,315	4,215	4,315	4,315
Trustee's fees	11,405	11,405	11,405	11,405	11,405	11,405
S&P Licensing fee	–	–	–	–	8,183	29,852
Insurance	5,063	5,063	5,063	5,063	5,063	5,063
Other	1,560	7,783	6,029	2,335	4,396	14,762
Total expenses before fees waived	2,930,018	1,815,627	1,543,273	656,273	556,429	1,948,556
Less fees waived (Note 4)	(120,740)	–	(87,034)	(608,966)	–	–
Total expenses net of fees waived	2,809,278	1,815,627	1,456,239	47,307	556,429	1,948,556
Net investment income	551,284	4,737,604	2,437,663	–	901,136	5,678,308
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	(4,627,362)	(1,157,980)	4,157,818	–	13,247,091	23,940,599
Written options contracts	1,685,164	–	875,806	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Foreign currency transactions	–	–	–	–	–	–
Net increase from litigation payments	–	31,764	–	–	3,030	673
Futures contracts	20,011,671	(1,365,307)	2,437,553	–	1,513,847	2,103,557
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax[2]	(2,158,409)	(5,059,434)	13,495,616	–	18,876,499	116,191,720
Affiliated issuers (Note 8)	33,826,142	–	–	–	–	–
Written options contracts	(15,460)	–	(8,402)	–	–	–
Translation of assets and liabilities in foreign currency	–	–	–	–	–	–
Foreign forward currency contracts	–	–	–	–	–	–
Futures contracts	1,113,878	483,953	637,725	–	(50,003)	164,915
Net gains (losses) on investments	49,835,624	(7,067,004)	21,596,116	–	33,590,464	142,401,464
Net increase (decrease) in net assets resulting from operations	$50,386,908	$(2,329,400)	$24,033,779	$–	$34,491,600	$148,079,772
[1] All income is from unaffiliated issuers.
[2] Change in unrealized appreciation or depreciation on deferred foreign capital gains tax	$–	$–	$–	$–	$–	$–
(a) See Note 1 of accompanying notes to financial statements regarding former names of the funds.
See accompanying notes to financial statements.

	SFT International Bond Fund	SFT IvySM Growth Fund	SFT IvySM Small Cap Growth Fund	SFT Real Estate Securities Fund	SFT T. Rowe Price Value Fund	SFT Wellington Core Equity Fund
Income:
Interest[1]	$1,082,062	$10,196	$28,681	$–	$16	$31
Dividends[1]	446	1,906,330	265,688	1,929,755	1,649,347	810,067
Foreign tax withholding	(82,651)	(14,608)	–	–	(15,799)	–
Total investment income	999,857	1,901,918	294,369	1,929,755	1,633,564	810,098
Expenses (Note 4):
Investment advisory fee	270,961	2,014,503	932,152	477,058	735,809	431,876
Rule 12b-1 fees	110,925	769,573	274,162	161,095	274,556	163,705
Audit and accounting services	81,573	87,723	60,597	66,994	60,597	64,317
Administrative services fee	39,874	16,484	16,484	16,484	16,484	16,484
Legal fees	9,414	14,372	9,583	9,583	9,414	9,583
Custodian fees	29,753	6,943	8,976	6,397	21,472	7,636
Printing and shareholder reports	4,315	4,315	4,315	4,315	4,315	4,315
Trustee's fees	11,405	11,405	11,405	11,405	11,405	11,405
S&P Licensing fee	–	–	–	–	–	–
Insurance	5,062	5,063	5,063	5,063	5,063	5,063
Other	9,038	36,182	4,120	3,256	4,177	3,010
Total expenses before fees waived	572,320	2,966,563	1,326,857	761,650	1,143,292	717,394
Less fees waived (Note 4)	–	–	–	–	–	–
Total expenses net of fees waived	572,320	2,966,563	1,326,857	761,650	1,143,292	717,394
Net investment income	427,537	(1,064,645)	(1,032,488)	1,168,105	490,272	92,704
Realized gains (losses) on investments and foreign currencies:
Investments (Note 3)
Unaffiliated issuers	(7,162,354)	25,673,215	27,146,077	7,300,634	29,893,059	7,822,930
Written options contracts	–	–	–	–	–	–
Foreign forward currency contracts	(3,272,541)	–	–	–	–	–
Foreign currency transactions	(102,874)	–	–	–	(2,460)	–
Net increase from litigation payments	–	7,927	5,794	–	19,489	12,985
Futures contracts	108	–	–	–	–	–
Net change in unrealized appreciation or depreciation on:
Investments
Unaffiliated issuers, net of foreign capital gains tax[2]	5,608,598	64,313,359	(3,891,603)	20,133,120	7,125,755	7,780,810
Affiliated issuers (Note 8)	–	–	–	–	–	–
Written options contracts	–	–	–	–	–	–
Translation of assets and liabilities in foreign currency	(7,475)	–	–	–	(36)	–
Foreign forward currency contracts	2,128,370	–	–	–	–	–
Futures contracts	(165,024)	–	–	–	–	–
Net gains (losses) on investments	(2,973,192)	89,994,501	23,260,268	27,433,754	37,035,807	15,616,725
Net increase (decrease) in net assets resulting from operations	$(2,545,655)	$88,929,856	$22,227,780	$28,601,859	$37,526,079	$15,709,429
[1] All income is from unaffiliated issuers.
[2] Change in unrealized appreciation or depreciation on deferred foreign capital gains tax	$55,308	$–	$–	$–	$–	$–
(a) See Note 1 of accompanying notes to financial statements regarding former names of the funds.

Securian Funds Trust

Statements of Changes in Net Assets

Six months ended June 30, 2021 and year ended December 31, 2020

(Unaudited)

	SFT Balanced Stabilization Fund(a)		SFT Core Bond Fund		SFT Equity Stabilization Fund(a)
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$551,284	$2,885,317	$4,737,604	$11,094,078	$2,437,663	$4,962,934
Net realized gains (losses) on investments	17,069,473	18,085,375	(2,491,523)	11,188,237	7,471,177	(20,999,825)
Net change in unrealized appreciation or depreciation of investments	32,766,151	44,245,570	(4,575,481)	9,630,011	14,124,939	(5,573,289)
Net increase (decrease) in net assets resulting from operations	50,386,908	65,216,262	(2,329,400)	31,912,326	24,033,779	(21,610,180)
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	752,137	888,112	–	–
Class 2	12,274,406	66,737,165	26,704,708	17,474,501	3,265,145	10,751,053
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(100,488)	(766,595)	–	–
Class 2	(30,651,719)	(31,570,215)	(12,478,198)	(40,373,412)	(23,266,955)	(24,036,565)
Increase (decrease) in net assets from capital stock transactions	(18,377,313)	35,166,950	14,878,159	(22,777,394)	(20,001,810)	(13,285,512)
Total increase (decrease) in net assets	32,009,595	100,383,212	12,548,759	9,134,932	4,031,969	(34,895,692)
Net assets at beginning of period	678,187,936	577,804,724	497,012,629	487,877,697	355,582,294	390,477,986
Net assets at end of period	$710,197,531	$678,187,936	$509,561,388	$497,012,629	$359,614,263	$355,582,294
Capital share transactions:
Proceeds from sales
Class 1	–	–	275,830	332,559	–	–
Class 2	642,370	3,896,625	10,122,459	6,723,644	244,900	852,322
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(36,881)	(293,488)	–	–
Class 2	(1,591,185)	(1,828,550)	(4,741,144)	(15,912,214)	(1,768,497)	(1,947,315)
Net change from capital transactions	(948,815)	2,068,075	5,620,264	(9,149,499)	(1,523,597)	(1,094,993)

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

See accompanying notes to financial statements.

	SFT Government Money Market Fund		SFT Index 400 Mid-Cap Fund
	2021	2020	2021	2020
Operations:
Net investment income	$–	$391,549	$901,136	$1,804,434
Net realized gains (losses) on investments	–	–	14,763,968	9,896,826
Net change in unrealized appreciation or depreciation of investments	–	–	18,826,496	11,356,767
Net increase (decrease) in net assets resulting from operations	–	391,549	34,491,600	23,058,027
Distributions to shareholders:
From distributable earnings
Class 2	–	(391,549)	–	–
Decrease in net assets from distributions	–	(391,549)	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	2,201,932	1,964,813
Class 2	16,504,591	58,941,198	759,620	4,604,250
Value of distributions reinvested
Class 2	–	391,549	–	–
Payments for redemption of shares
Class 1	–	–	(318,691)	(332,878)
Class 2	(22,334,188)	(50,806,705)	(15,281,099)	(23,318,726)
Increase (decrease) in net assets from capital stock transactions	(5,829,597)	8,526,042	(12,638,238)	(17,082,541)
Total increase (decrease) in net assets	(5,829,597)	8,526,042	21,853,362	5,975,486
Net assets at beginning of period	196,876,988	188,350,946	204,171,363	198,195,877
Net assets at end of period	$191,047,391	$196,876,988	$226,024,725	$204,171,363
Capital share transactions:
Proceeds from sales
Class 1	–	–	306,588	404,539
Class 2	16,504,590	58,941,198	106,683	1,091,233
Issued on reinvestment of distributions
Class 2	–	391,549	–	–
Payments for redemption of shares
Class 1	–	–	(44,879)	(63,527)
Class 2	(22,334,188)	(50,806,705)	(2,261,292)	(4,722,525)
Net change from capital transactions	(5,829,598)	8,526,042	(1,892,900)	(3,290,280)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2021 and year ended December 31, 2020

(Unaudited)

	SFT Index 500 Fund		SFT International Bond Fund		SFT IvySM Growth Fund
	2021	2020	2021	2020	2021	2020
Operations:
Net investment income	$5,678,308	$12,682,491	$427,537	$1,058,253	$(1,064,645)	$(874,827)
Net realized gains (losses) on investments	26,044,829	57,681,701	(10,537,661)	(9,644,165)	25,681,142	63,715,946
Net change in unrealized appreciation or depreciation of investments	116,356,635	81,016,150	7,564,469	2,268,281	64,313,359	86,666,599
Net increase (decrease) in net assets resulting from operations	148,079,772	151,380,342	(2,545,655)	(6,317,631)	88,929,856	149,507,718
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–	–	–
Decrease in net assets from distributions	–	–	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	6,820,311	7,352,443	215,564	323,164	–	–
Class 2	5,470,757	12,379,911	5,009,515	6,978,780	533,469	1,136,939
Value of distributions reinvested
Class 2	–	–	–	–	–	–
Payments for redemption of shares)
Class 1	(790,201)	(1,431,736)	(36,283)	(101,613)	–	–
Class 2	(39,997,643)	(80,640,952)	(1,688,569)	(10,143,196)	(28,573,582)	(89,240,113)
Increase (decrease) in net assets from capital stock transactions	(28,496,776)	(62,340,334)	3,500,227	(2,942,865)	(28,040,113)	(88,103,174)
Total increase (decrease) in net assets	119,582,996	89,040,008	954,572	(9,260,496)	60,889,743	61,404,544
Net assets at beginning of period	1,003,443,794	914,403,786	91,154,633	100,415,129	606,247,238	544,842,694
Net assets at end of period	$1,123,026,790	$1,003,443,794	$92,109,205	$91,154,633	$667,136,981	$606,247,238
Capital share transactions:
Proceeds from sales
Class 1	398,819	543,123	89,579	130,501	–	–
Class 2	333,649	923,044	2,145,434	2,895,845	18,676	51,028
Issued on reinvestment of distributions
Class 2	–	–	–	–	–	–
Payments for redemption of shares
Class 1	(46,251)	(109,305)	(15,069)	(40,555)	–	–
Class 2	(2,466,425)	(6,307,407)	(721,945)	(4,168,472)	(949,545)	(3,757,367)
Net change from capital transactions	(1,780,208)	(4,950,545)	1,497,999	(1,182,681)	(930,869)	(3,706,339)

See accompanying notes to financial statements.

	SFT IvySM Small Cap Growth Fund		SFT Real Estate Securities Fund
	2021	2020	2021	2020
Operations:
Net investment income	$(1,032,488)	$(1,423,523)	$1,168,105	$1,768,741
Net realized gains (losses) on investments	27,151,871	24,114,747	7,300,634	(1,575,537)
Net change in unrealized appreciation or depreciation of investments	(3,891,603)	34,510,775	20,133,120	(4,155,015)
Net increase (decrease) in net assets resulting from operations	22,227,780	57,201,999	28,601,859	(3,961,811)
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	648,669	955,799
Class 2	577,210	1,129,856	2,031,925	5,095,931
Value of distributions reinvested
Class 2	–	–	–	–)
Payments for redemption of shares)
Class 1	–	–	(191,253)	(234,691)
Class 2	(11,482,415)	(23,219,247)	(8,421,634)	(10,142,004)
Increase (decrease) in net assets from capital stock transactions	(10,905,205)	(22,089,391)	(5,932,293)	(4,324,965
Total increase (decrease) in net assets	11,322,575	35,112,608	22,669,566	(8,286,776
Net assets at beginning of period	211,833,784	176,721,176	125,921,285	134,208,061
Net assets at end of period	$223,156,359	$211,833,784	$148,590,851	$125,921,285
Capital share transactions:
Proceeds from sales
Class 1	–	–	109,099	183,812
Class 2	21,285	52,292	339,198	1,052,070
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(30,977)	(47,116)
Class 2	(418,971)	(1,184,615)	(1,383,956)	(2,034,097)
Net change from capital transactions	(397,686)	(1,132,323)	(966,636)	(845,331)

Securian Funds Trust

Statements of Changes in Net Assets – continued

Six months ended June 30, 2021 and year ended December 31, 2020

(Unaudited)

	SFT T. Rowe Price Value Fund		SFT Wellington Core Equity Fund
	2021	2020	2021	2020
Operations:
Net investment income	$490,272	$1,831,234	$92,704	$434,520
Net realized gains (losses) on investments	29,910,088	(1,273,706)	7,835,915	4,836,299
Net change in unrealized appreciation or depreciation of investments	7,125,719	19,023,820	7,780,810	14,746,053
Net increase (decrease) in net assets resulting from operations	37,526,079	19,581,348	15,709,429	20,016,872
Distributions to shareholders:
From distributable earnings
Class 2	–	–	–	–
Decrease in net assets from distributions	–	–	–	–
Capital stock transactions:
Proceeds from sales
Class 1	–	–	357,690	436,384
Class 2	2,242,110	5,813,976	706,360	606,908
Value of distributions reinvested
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(216,096)	(235,014)
Class 2	(19,027,357)	(20,223,461)	(8,682,682)	(15,410,363)
Increase (decrease) in net assets from capital stock transactions	(16,785,247)	(14,409,485)	(7,834,728)	(14,602,085)
Total increase (decrease) in net assets	20,740,832	5,171,863	7,874,701	5,414,787
Net assets at beginning of period	206,349,611	201,177,748	130,296,059	124,881,272
Net assets at end of period	$227,090,443	$206,349,611	$138,170,760	$130,296,059
Capital share transactions:
Proceeds from sales
Class 1	–	–	15,246	23,395
Class 2	113,243	469,196	30,953	37,494
Issued on reinvestment of distributions
Class 2	–	–	–	–
Payments for redemption of shares
Class 1	–	–	(9,088)	(12,208)
Class 2	(983,514)	(1,335,815)	(374,499)	(824,599)
Net change from capital transactions	(870,271)	(866,619)	(337,388)	(775,918)

See accompanying notes to financial statements.

Securian Funds Trust
Financial Highlights

SFT Balanced Stabilization Fund (a)

	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$18.697		$16.892	$13.983	$14.401	$12.210	$11.226
Income from investment operations:
Net investment income (b)	.015		.082	.185	.162	.116	.091
Net realized and unrealized gain(loss) on investments	1.393		1.723	2.724	(.580)	2.075	.893
Total from investment operations	1.408		1.805	2.909	(.418)	2.191	.984
Net asset value, end of period	$20.105		$18.697	$16.892	$13.983	$14.401	$12.210
Total return (c)	7.54%		10.67%	20.81%	(2.90)%	17.94%	8.77%
Net assets, end of period (in thousands)	$710,198		$678,188	$577,805	$415,233	$373,124	$281,000
Ratios to average net assets:
Expenses before waiver (d)	.85	%(e)	.86%	.90%	.98%	.98%	1.00%
Expenses net of waiver (d)(f)	.82	%(e)	.80%	.80%	.80%	.80%	.80%
Net investment income	.16	%(e)	.48%	1.18%	1.12%	.87%	.79%
Portfolio turnover rate (excluding short-term securities)	–	%(g)	–%	1.2%	2.2%	1.7%	1.4%

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(g)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Core Bond Fund

	Class 1 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$2.755		$2.571	$2.355	$2.368	$2.257	$2.157
Income from investment operations:
Net investment income (a)	.029		.067	.078	.077	.069	.066
Net realized and unrealized gain(loss) on investments	(.040)		.117	.138	(.090)	.042	.034
Total from investment operations	(.011)		.184	.216	(.013)	.111	.100
Net asset value, end of period	$2.744		$2.755	$2.571	$2.355	$2.368	$2.257
Total return (b)	(0.25)%		7.15%	9.18%	(0.59)%	4.95%	4.63%
Net assets, end of period (in thousands)	$6,165		$5,530	$5,060	$3,640	$2,608	$2,113
Ratios to average net assets:
Expenses (c)	.49	%(d)	.48%	.49%	.50%	.49%	.49%
Net investment income	2.16	%(d)	2.52%	3.11%	3.29%	2.96%	2.97%
Portfolio turnover rate (excluding short-term securities)	39.7	%(e)	93.0%	130.4%	151.1%	159.8%	249.6%
	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$2.673		$2.501	$2.297	$2.316	$2.212	$2.120
Income from investment operations:
Net investment income (a)	.025		.059	.070	.069	.062	.059
Net realized and unrealized gain(loss) on investments	(.038)		.113	.134	(.088)	.042	.033
Total from investment operations	(.013)		.172	.204	(.019)	.104	.092
Net asset value, end of period	$2.660		$2.673	$2.501	$2.297	$2.316	$2.212
Total return (b)	(0.37)%		6.88%	8.90%	(0.84)%	4.69%	4.37%
Net assets, end of period (in thousands)	$503,396		$491,483	$482,818	$434,229	$382,697	$368,156
Ratios to average net assets:
Expenses (c)	.74	%(d)	.73%	.74%	.75%	.74%	.74%
Net investment income	1.92	%(d)	2.28%	2.87%	3.04%	2.71%	2.68%
Portfolio turnover rate (excluding short-term securities)	39.7	%(e)	93.0%	130.4%	151.1%	159.8%	249.6%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Equity Stabilization Fund (a)

	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$12.804		$13.527	$11.594	$12.195	$10.483	$10.064
Income from investment operations:
Net investment income (b)	.091		.173	.275	.220	.169	.253
Net realized and unrealized gain(loss) on investments	.806		(.896)	1.658	(.821)	1.543	.166
Total from investment operations	.897		(.723)	1.933	(.601)	1.712	.419
Net asset value, end of period	$13.701		$12.804	$13.527	$11.594	$12.195	$10.483
Total return (c)	7.01%		(5.35)%	16.67%	(4.93)%	16.33%	4.16%
Net assets, end of period (in thousands)	$359,614		$355,582	$390,478	$298,485	$261,481	$200,138
Ratios to average net assets:
Expenses before waiver (d)	.88	%(e)	.88%	.90%	.97%	.99%	1.09%
Expenses net of waiver (f)	.83	%(e)	.80%	.80%	.80%	.80%	.80%
Net investment income	1.38	%(e)	1.38%	2.17%	1.82%	1.48%	2.43%
Portfolio turnover rate (excluding short-term securities)	2.2	%(g)	20.1%	–%	–%	9.2%	8.5%

(a)  See Note 1 of accompanying notes to financial statements regarding former names of the funds.

(b)  Based on average shares outstanding during the year.

(c)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

(g)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Government Money Market Fund

	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Income from investment operations:
Net investment income (a)	–		.002	.015	.012	.001	–
Net realized and unrealized gain on investments	–		–	–	–	–	–
Total from investment operations	–		.002	.015	.012	.001	–
Less distributions:
Distributions from net investment income	–		(.002)	(.015)	(.012)	(.001)	–
Net asset value, end of period	$1.000		$1.000	$1.000	$1.000	$1.000	$1.000
Total return (b)	–%		0.21%	1.50%	1.18%	0.13%	–%
Net assets, end of period (in thousands)	$191,047		$196,877	$188,351	$72,761	$66,980	$77,795
Ratios to average net assets:
Expenses before waiver	.67	%(c)	.68%	.83%	.90%	.92%	.91%
Expenses net of waiver (d)(e)	.05	%(c)	.29%	.70%	.70%	.78%	.36%
Net investment income	–	%(c)	.20%	1.35%	1.18%	.13%	–%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  Adjusted to an annual basis.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Ratio is net of fees waived by the advisor and distributor (see Note 4).

Securian Funds Trust
Financial Highlights – continued

SFT Index 400 Mid-Cap Fund

	Class 1 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.264		$5.527	$4.392	$4.955	$4.275	$3.553
Income from investment operations:
Net investment income (a)	.037		.065	.067	.065	.055	.045
Net realized and unrealized gain(loss) on investments	1.054		.672	1.068	(.628)	.625	.677
Total from investment operations	1.091		.737	1.135	(.563)	.680	.722
Net asset value, end of period	$7.355		$6.264	$5.527	$4.392	$4.955	$4.275
Total return (b)	17.42%		13.34%	25.82%	(11.36)%	15.90%	20.34%
Net assets, end of period (in thousands)	$20,521		$15,838	$12,088	$7,662	$6,378	$4,290
Ratios to average net assets:
Expenses (c)	.28	%(d)	.31%	.29%	.27%	.26%	.26%
Net investment income	1.06	%(d)	1.27%	1.31%	1.29%	1.21%	1.24%
Portfolio turnover rate (excluding short-term securities)	7.4	%(e)	14.4%	15.1%	14.6%	16.6%	18.5%
	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$6.079		$5.377	$4.284	$4.845	$4.191	$3.491
Income from investment operations:
Net investment income (a)	.027		.050	.054	.050	.042	.039
Net realized and unrealized gain(loss) on investments	1.023		.652	1.039	(.611)	.612	.661
Total from investment operations	1.050		.702	1.093	(.561)	.654	.700
Net asset value, end of period	$7.129		$6.079	$5.377	$4.284	$4.845	$4.191
Total return (b)	17.27%		13.06%	25.51%	(11.58)%	15.61%	20.04%
Net assets, end of period (in thousands)	$205,503		$188,333	$186,108	$182,703	$220,335	$214,408
Ratios to average net assets:
Expenses (c)	.53	%(d)	.56%	.54%	.52%	.51%	.51%
Net investment income	.80	%(d)	1.02%	1.09%	1.03%	.95%	1.06%
Portfolio turnover rate (excluding short-term securities)	7.4	%(e)	14.4%	15.1%	14.6%	16.6%	18.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Index 500 Fund

	Class 1 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.732		$13.309	$10.144	$10.629	$8.745	$7.829
Income from investment operations:
Net investment income (a)	.106		.217	.215	.192	.175	.160
Net realized and unrealized gain(loss) on investments	2.272		2.206	2.950	(.677)	1.709	.756
Total from investment operations	2.378		2.423	3.165	(.485)	1.884	.916
Net asset value, end of period	$18.110		$15.732	$13.309	$10.144	$10.629	$8.745
Total return (b)	15.12%		18.20%	31.20%	(4.56)%	21.54%	11.72%
Net assets, end of period (in thousands)	$319,602		$272,088	$224,410	$164,095	$167,661	$133,014
Ratios to average net assets:
Expenses (c)	.19	%(d)	.20%	.20%	.20%	.20%	.20%
Net investment income	1.26	%(d)	1.62%	1.81%	1.74%	1.82%	1.97%
Portfolio turnover rate (excluding short-term securities)	0.9	%(e)	3.3%	2.6%	2.4%	2.7%	3.5%
	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$15.268		$12.949	$9.894	$10.393	$8.573	$7.693
Income from investment operations:
Net investment income (a)	.082		.179	.181	.160	.148	.136
Net realized and unrealized gain(loss) on investments	2.204		2.140	2.874	(.659)	1.672	.744
Total from investment operations	2.286		2.319	3.055	(.499)	1.820	.880
Net asset value, end of period	$17.554		$15.268	$12.949	$9.894	$10.393	$8.573
Total return (b)	14.97%		17.91%	30.88%	(4.80)%	21.23%	11.44%
Net assets, end of period (in thousands)	$803,425		$731,356	$689,994	$630,692	$708,275	$609,796
Ratios to average net assets:
Expenses (c)	.44	%(d)	.45%	.45%	.45%	.45%	.45%
Net investment income	1.01	%(d)	1.38%	1.56%	1.49%	1.57%	1.72%
Portfolio turnover rate (excluding short-term securities)	0.9	%(e)	3.3%	2.6%	2.4%	2.7%	3.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT International Bond Fund

	Class 1 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$2.458		$2.620		$2.570	$2.533	$2.499	$2.418
Income from investment operations:
Net investment income (a)	.014		.035		.116	.091	.102	.064
Net realized and unrealized gain(loss) on investments	(.079)		(.197)		(.066)	(.054)	(.068)	.017
Total from investment operations	(.065)		(.162)		.050	.037	.034	.081
Net asset value, end of period	$2.393		$2.458		$2.620	$2.570	$2.533	$2.499
Total return (b)	(2.72)%		(6.18	)%(c)	1.93%	1.46%	1.38%	3.35%
Net assets, end of period (in thousands)	$1,668		$1,531		$1,396	$1,237	$1,134	$1,097
Ratios to average net assets:
Expenses (d)	1.02	%(e)	.98%		1.01%	.95%	.98%	1.00%
Net investment income	1.20	%(e)	1.40%		4.43%	3.57%	3.97%	2.67%
Portfolio turnover rate (excluding short-term securities)	99.1	%(f)	62.1%		23.4%	20.4%	58.7%	54.0%
	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020		2019	2018	2017	2016
Net asset value, beginning of period	$2.385		$2.549		$2.507	$2.477	$2.450	$2.376
Income from investment operations:
Net investment income (a)	.011		.028		.108	.082	.093	.057
Net realized and unrealized gain(loss) on investments	(.077)		(.192)		(.066)	(.052)	(.066)	.017
Total from investment operations	(.066)		(.164)		.042	.030	.027	.074
Net asset value, end of period	$2.319		$2.385		$2.549	$2.507	$2.477	$2.450
Total return (b)	(2.84)%		(6.43	)%(c)	1.68%	1.21%	1.12%	3.09%
Net assets, end of period (in thousands)	$90,441		$89,624		$99,019	$103,430	$106,869	$109,908
Ratios to average net assets:
Expenses (d)	1.27	%(e)	1.23%		1.26%	1.20%	1.23%	1.24%
Net investment income	.94	%(e)	1.15%		4.20%	3.32%	3.72%	2.42%
Portfolio turnover rate (excluding short-term securities)	99.1	%(f)	62.1%		23.4%	20.4%	58.7%	54.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  The return includes adjustments in accordance with generally accepted accounting principles required at period end date.

(d)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(e)  Adjusted to an annual basis.

(f)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Growth Fund

	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$28.554		$21.848	$16.007	$15.662	$12.120	$12.012
Income from investment operations:
Net investment income (a)	(.051)		(.038)	(.005)	.008	.022	.034
Net realized and unrealized gain on investments	4.360		6.744	5.846	.337	3.520	.074
Total from investment operations	4.309		6.706	5.841	.345	3.542	.108
Net asset value, end of period	$32.863		$28.554	$21.848	$16.007	$15.662	$12.120
Total return (b)	15.09%		30.69%	36.49%	2.21%	29.22%	0.91%
Net assets, end of period (in thousands)	$667,137		$606,247	$544,843	$453,883	$504,437	$438,985
Ratios to average net assets:
Expenses (c)	.96	%(d)	.97%	.98%	.97%	.97%	.98%
Net investment income	(.35	)%(d)	(.16)%	(.03)%	.04%	.16%	.29%
Portfolio turnover rate (excluding short-term securities)	5.6	%(e)	28.9%	29.9%	42.3%	40.5%	52.5%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT IvySM Small Cap Growth Fund

	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$25.579		$18.772	$15.181	$15.802	$12.611	$10.414
Income from investment operations:
Net investment income (a)	(.128)		(.161)	(.146)	(.102)	(.111)	(.076)
Net realized and unrealized gain(loss) on investments	2.854		6.968	3.737	(.519)	3.302	2.273
Total from investment operations	2.726		6.807	3.591	(.621)	3.191	2.197
Net asset value, end of period	$28.305		$25.579	$18.772	$15.181	$15.802	$12.611
Total return (b)	10.66%		36.26%	23.66%	(3.93)%	25.30%	21.10%
Net assets, end of period (in thousands)	$223,156		$211,834	$176,721	$163,367	$184,233	$163,294
Ratios to average net assets:
Expenses (c)	1.21	%(d)	1.24%	1.23%	1.21%	1.22%	1.24%
Net investment income	(.94	)%(d)	(.83)%	(.81)%	(.59)%	(.78)%	(.68)%
Portfolio turnover rate (excluding short-term securities)	27.8	%(e)	53.6%	43.3%	53.1%	54.4%	99.2%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Real Estate Securities Fund

	Class 1 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$5.515		$5.661	$4.534	$4.781	$4.526	$4.324
Income from investment operations:
Net investment income (a)	.060		.087	.096	.085	.081	.074
Net realized and unrealized gain(loss) on investments	1.218		(.233)	1.031	(.332)	.174	.128
Total from investment operations	1.278		(.146)	1.127	(.247)	.255	.202
Net asset value, end of period	$6.793		$5.515	$5.661	$4.534	$4.781	$4.526
Total return (b)	23.19%		(2.59)%	24.87%	(5.16)%	5.63%	4.66%
Net assets, end of period (in thousands)	$8,490		$6,461	$5,858	$4,122	$3,583	$3,085
Ratios to average net assets:
Expenses (c)	.88	%(d)	.91%	.88%	.87%	.85%	.82%
Net investment income	1.97	%(d)	1.69%	1.79%	1.83%	1.75%	1.68%
Portfolio turnover rate (excluding short-term securities)	37.0	%(e)	74.9%	55.5%	70.0%	75.4%	78.0%
	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$5.352		$5.508	$4.422	$4.674	$4.436	$4.249
Income from investment operations:
Net investment income (a)	.050		.073	.082	.072	.070	.063
Net realized and unrealized gain(loss) on investments	1.183		(.229)	1.004	(.324)	.168	.124
Total from investment operations	1.233		(.156)	1.086	(.252)	.238	.187
Net asset value, end of period	$6.585		$5.352	$5.508	$4.422	$4.674	$4.436
Total return (b)	23.04%		(2.83)%	24.56%	(5.40)%	5.37%	4.40%
Net assets, end of period (in thousands)	$140,101		$119,460	$128,350	$116,067	$132,372	$143,139
Ratios to average net assets:
Expenses (c)	1.13	%(d)	1.16%	1.13%	1.12%	1.10%	1.08%
Net investment income	1.70	%(d)	1.46%	1.59%	1.60%	1.55%	1.43%
Portfolio turnover rate (excluding short-term securities)	37.0	%(e)	74.9%	55.5%	70.0%	75.4%	78.0%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT T. Rowe Price Value Fund

	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$17.411		$15.818	$12.568	$13.933	$11.747	$10.617
Income from investment operations:
Net investment income (a)	.043		.147	.186	.174	.153	.173
Net realized and unrealized gain(loss) on investments	3.226		1.446	3.064	(1.539)	2.033	.957
Total from investment operations	3.269		1.593	3.250	(1.365)	2.186	1.130
Net asset value, end of period	$20.680		$17.411	$15.818	$12.568	$13.933	$11.747
Total return (b)	18.78%		10.06%	25.86%	(9.80)%	18.61%	10.65%
Net assets, end of period (in thousands)	$227,090		$206,350	$201,178	$181,589	$226,215	$208,513
Ratios to average net assets:
Expenses (c)	1.04	%(d)	1.06%	1.06%	1.04%	1.03%	1.03%
Net investment income	.45	%(d)	1.01%	1.28%	1.26%	1.20%	1.59%
Portfolio turnover rate (excluding short-term securities)	48.5	%(e)	113.2%	131.1%	140.0%	90.4%	102.9%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Financial Highlights – continued

SFT Wellington Core Equity Fund

	Class 1 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$22.304		$18.861	$14.069	$14.369	$11.834	$11.261
Income from investment operations:
Net investment income (a)	.045		.116	.120	.099	.084	.089
Net realized and unrealized gain(loss) on investments	2.758		3.327	4.672	(.399)	2.451	.484
Total from investment operations	2.803		3.443	4.792	(.300)	2.535	.573
Net asset value, end of period	$25.107		$22.304	$18.861	$14.069	$14.369	$11.834
Total return (b)	12.56%		18.25%	34.06%	(2.09)%	21.42%	5.09%
Net assets, end of period (in thousands)	$2,101		$1,729	$1,251	$757	$706	$696
Ratios to average net assets:
Expenses (c)	.83	%(d)	.86%	.86%	.84%	.85%	.80%
Net investment income	.39	%(d)	.61%	.71%	.66%	.64%	.80%
Portfolio turnover rate (excluding short-term securities)	9.4	%(e)	23.0%	14.9%	21.6%	138.0%	88.8%
	Class 2 Shares
	Six months ended June 30, 2021		Year ended December 31,
	(unaudited)		2020	2019	2018	2017	2016
Net asset value, beginning of period	$21.936		$18.596	$13.906	$14.238	$11.755	$11.214
Income from investment operations:
Net investment income (a)	.016		.068	.077	.060	.051	.060
Net realized and unrealized gain(loss) on investments	2.709		3.272	4.613	(.392)	2.432	.481
Total from investment operations	2.725		3.340	4.690	(.332)	2.483	.541
Net asset value, end of period	$24.661		$21.936	$18.596	$13.906	$14.238	$11.755
Total return (b)	12.43%		17.96%	33.73%	(2.33)%	21.12%	4.83%
Net assets, end of period (in thousands)	$136,070		$128,567	$123,630	$102,769	$120,185	$113,799
Ratios to average net assets:
Expenses (c)	1.08	%(d)	1.11%	1.11%	1.09%	1.10%	1.05%
Net investment income	.14	%(d)	.37%	.47%	.40%	.40%	.54%
Portfolio turnover rate (excluding short-term securities)	9.4	%(e)	23.0%	14.9%	21.6%	138.0%	88.8%

(a)  Based on average shares outstanding during the year.

(b)  Total return figures are based on a share outstanding throughout the period and assume reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares. For periods less than one year, total return presented has not been annualized.

(c)  In addition to fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the acquired funds in which it invests. Such indirect expenses are not included in the above reported expense ratios.

(d)  Adjusted to an annual basis.

(e)  Not Annualized.

Securian Funds Trust
Notes to Financial Statements

June 30, 2021

(Unaudited)

(1)  Organization

Securian Funds Trust (the Trust) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the 1940 Act) each of whose Funds operate as a no-load, diversified open-end management investment company, except the SFT IvySM Growth Fund and the SFT International Bond Fund which operate as non-diversified, open-end management investment companies. The Trust is a series trust that includes the Funds and share classes listed below:

Fund Name	Share Class 1	Share Class 2
SFT Balanced Stabilization Fund (formerly SFT Dynamic Managed Volatility Fund)	NA	✓
SFT Core Bond Fund	✓	✓
SFT Equity Stabilization Fund (formerly SFT Managed Volatility Equity Fund)	NA	✓
SFT Government Money Market Fund	NA	✓
SFT Index 400 Mid-Cap Fund	✓	✓
SFT Index 500 Fund	✓	✓
SFT International Bond Fund	✓	✓
SFT IvySM Growth Fund	NA	✓
SFT IvySM Small Cap Growth Fund	NA	✓
SFT Real Estate Securities Fund	✓	✓
SFT T. Rowe Price Value Fund	NA	✓
SFT Wellington Core Equity Fund	✓	✓

Securian Asset Management, Inc. (Securian AM), a wholly-owned subsidiary of Securian Financial Group, Inc. (Securian Financial Group), serves as the investment adviser to each of the Funds in the Trust pursuant to an investment advisory agreement between Securian AM and the Trust. The Funds' prospectus provides a detailed description of each Fund's investment objective, policies, and strategies.

Class 2 shares are subject to a 12b-1 distribution fee. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that Class 1 shares are not subject to a 12b-1 distribution fee. Income, expenses (other than Rule 12b-1 fees) and realized and unrealized gains or losses are allocated to each class of shares based upon their relative net assets.

The Trust accounts for the assets, liabilities, and operations of each Fund separately. Shares of the Trust are not offered directly to the public, but sold only to Minnesota Life Insurance Company (Minnesota Life) and Securian Life Insurance Company (Securian Life) in connection with Minnesota Life and Securian Life variable life insurance policies and variable annuity contracts, and to certain other separate accounts of life insurance affiliates of Minnesota Life and Securian Life, and may also be offered to certain qualified plans.

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, "Financial Services—Investment Companies." The significant accounting policies followed consistently by the Trust are as follows:

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, including disclosure of contingent assets and liabilities, as of the balance sheet date and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

(2)  Summary of Significant Accounting Policies

Investments in Securities

Each Fund's net asset value is generally calculated as of the close of normal trading on the New York Stock Exchange (typically 3:00 p.m. Central Time). Investments in securities traded on a U.S. or foreign securities

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

exchange are valued at the last sale price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price by an independent pricing service or at a price deemed best to reflect fair value quoted by dealers who make markets in these securities. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality and prepayment speeds, as applicable. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Securian AM Valuation Committee (the Valuation Committee) and in accordance with Board-approved valuation policies and procedures approved by the Trust's Board of Trustees (the Board). The Board has delegated the daily oversight of the securities valuation function to the Valuation Committee whose members ensure the valuations comply with the valuation policies and affirms the reasonableness of the fair valuation determinations. The fair valued securities are reviewed by the Board at their quarterly meetings.

A Fund's investments will also be valued at fair value by the Valuation Committee if Securian AM determines that an event impacting the value of an investment occurred after the close of the security's primary exchange or market (for example, a foreign exchange or market) and before the time the Fund's net asset value is calculated. If a significant event impacting the value of a security or group of securities occurs, the Valuation Committee is immediately notified and the members meet promptly to determine whether fair value pricing is needed in accordance with the Fund's valuation procedures and, if so, to approve the pricing methodology to be used.

Short-term securities, with the exception of those held in the SFT Government Money Market Fund, are valued at market value. Pursuant to Rule 2a-7 of the 1940 Act, all securities in the SFT Government Money Market Fund are valued at amortized cost, which approximates market value, in order to attempt to maintain a constant net asset value of $1.00 per share. However, there is no assurance the SFT Government Money Market Fund will maintain the $1.00 net asset value.

Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated using the first in, first out basis. Paydowns of securities are recorded as receivables as of the due date, which varies by the issuer. Dividend income is recognized on the ex-dividend date or upon dividend notification for certain foreign securities, and interest income, including amortization of bond premium and accretion of bond discount computed on an effective yield basis, is accrued daily.

Foreign Currency Translations and Forward Foreign Currency Contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date.

Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rates.

The Funds do not separately report changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities.

SFT International Bond Fund may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. A forward foreign currency contract is an

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

agreement between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date. SFT International Bond Fund may also enter into these contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another. The net U.S. dollar value of foreign currency underlying all contractual commitments held by SFT International Bond Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. SFT International Bond Fund is subject to the credit risk that the other party will not complete the obligations of the contract. The fair values of the forward foreign currency exchange contracts are obtained from an independent pricing source.

Futures Transactions

To gain exposure to, or for protection from market changes, the Funds (excluding the SFT Government Money Market Fund) may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Funds may also buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, a Fund is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value as determined by each relevant clearing agency and is aggregated at a Futures Commission Merchant (FCM) which is registered with the Commodity Futures Trading Commission or the applicable regulator. Subsequent payments (variation margin) are made or received by a Fund each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. A Fund recognizes a realized gain or loss when the contract is closed or expired. In the event of default, counterparty risk is significantly reduced as creditors to the FCM do not have claim to a Fund's assets in the segregated account. For a listing of open futures contracts see the Investments in Securities for each Fund.

Interest Rate Swaps

The SFT International Bond Fund may enter into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is an agreement between the Fund and a counterparty to exchange interest rate cash flows during the life of the agreement. Each party's payment obligation is computed based on different interest rates, applied to a notional amount. Interest rate swaps often exchange payments based on a fixed rate for payments linked to a floating rate.

These agreements are executed on a registered exchange (centrally cleared interest rate swaps), significantly reducing risk from counterparty default. Upon entering into an interest rate swap contract, a Fund is required to pledge an initial margin, and the daily change in fair value is accounted for as a variation margin payable or receivable on the Statement of Assets and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are accrued daily and recorded as unrealized appreciation and depreciation until the payments are made.

Options Transactions

Each Fund (excluding the SFT Government Money Market Fund) may write (i.e., sell) covered call and secured put options and purchase and sell put and call options written by others. An option is a type of derivative financial instrument. The Funds may invest in derivative financial instruments, including options, in order to manage risk or gain exposure to various other investments or markets. The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised.

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist. Option contracts are valued daily and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid. The Funds designate collateral consisting of cash, U.S. government securities or other liquid assets sufficient to collateralize the market value of written options.

Repurchase Agreements

Each Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. Each Fund requires at all times that the repurchase agreement be collateralized by cash, U.S. Government securities, U.S. Government agencies securities or corporate securities having a value equal to, or in excess of, the value of the repurchase agreement. If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, a Fund may incur a loss upon disposition of the securities. Repurchase agreements are carried at amortized cost. At June 30, 2021, no Funds were invested in repurchase agreements.

Federal Taxes

Each Fund, other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, SFT International Bond Fund, and SFT T. Rowe Price Value Fund, qualifies as a partnership for federal income tax purposes under the Internal Revenue Code of 1986, as amended (the Code). A Fund is treated for federal income tax purposes, as a partnership for federal income tax purposes if it has more than one shareholder. A Fund's election to be treated as a partnership is not expected to result in any material adverse federal income tax consequences to any owner of a variable annuity contract or variable life insurance policy, or in the tax treatment of any such contract or policy. As a partnership, a Fund is not subject to income tax, and any income, gains, deductions, or losses of the Fund will instead pass through and be considered for federal income tax purposes by its partners, which will be Minnesota Life and Securian Life through their respective separate accounts. SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT T. Rowe Price Value Fund are treated as disregarded entities for federal income tax purposes. While the Trust anticipates that each Fund other than SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT T. Rowe Price Value Fund will always have two shareholders, Minnesota Life and Securian Life, a wholly owned subsidiary of Minnesota Life, such ownership could change and accordingly a Fund may at some time have only one shareholder and would be treated as a disregarded entity for federal income tax purposes. A disregarded entity is disregarded for federal income tax purposes as an entity separate from its owner, and the owner is treated as directly owning the assets of the disregarded entity and considers for federal income tax purposes the income, gains, deductions, and losses relating to those assets.

SFT International Bond Fund qualifies as a regulated investment company for federal income tax purposes. The Fund's policy is to comply with the requirements of subchapter M of the Code that are applicable to regulated investment companies and to distribute all (or a sufficient amount) of its taxable income and net capital gain to its shareholders. Therefore, no income tax provision is required.

The FASB ASC Topic 740, "Income Taxes" (ASC 740), provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. The Funds have evaluated the implications of ASC 740 for all open tax years, and have determined there is no impact to the Funds' financial statements as of the six months ended June 30, 2021. The Funds' federal and state income returns for which the

Securian Funds Trust
Notes to Financial Statements – continued

(2)  Summary of Significant Accounting Policies – (continued)

applicable statutes of limitations have not expired (2017, 2018, 2019 and 2020) remain subject to examination by the Internal Revenue Service and states department of revenue.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences.

Distributions to Shareholders

Distributions to shareholders from net investment income and realized gains (if any) for the SFT Government Money Market Fund are declared daily and reinvested at month-end in additional shares of capital stock.

Distributions to shareholders from net investment income and realized gains (if any) for the SFT International Bond Fund are generally declared and reinvested in additional shares of capital stock on an annual basis. The SFT International Bond Fund uses consent dividends in place of regular distributions. The Funds within the partnership are not required to distribute taxable income, and Funds other than SFT Government Money Market Fund and SFT International Bond Fund will not distribute taxable income.

The Funds that are partnerships and disregarded entities (those funds other than SFT Government Money Market Fund and SFT International Bond Fund) are not required to and will not distribute taxable income.

Securities Purchased on a When-Issued or Forward Commitment Basis

Delivery and payment for securities which have been purchased or sold by a Fund on a when-issued or forward commitment basis can take place a month or more after the transaction date. During this period, such securities are subject to market fluctuations. As of June 30, 2021, the SFT Core Bond Fund had entered into outstanding, when-issued or forward commitments at a fair value of $5,613,122. The Fund has segregated assets to cover such when-issued and forward commitments.

Cross-Trades

The Funds are permitted to purchase and sell securities "cross-trade" from and to other Funds within the Trust as well as outside of the Trust, where both accounts are managed by the same advisor or sub-adviser pursuant to "Cross-Trading" procedures adopted by the Board. These procedures have been designed to ensure that any cross-trade of securities by a respective Fund from and to another Fund that is or could be considered an affiliate of the Funds under certain limited circumstances by virtue of having a common investment adviser, common officer, or common trustee complies with Rule 17a-7 under the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the six months ended June 30, 2021, the Funds engaged in the following cross-trades, which resulted in the following net realized gains (losses):

	Purchases	Sales	Net Realized Gains (Losses)
SFT T. Rowe Price Value Fund	$70,717	$—	$—
SFT Wellington Core Equity Fund	—	27,120	6,398

Securian Funds Trust
Notes to Financial Statements – continued

(3)   Investment Security Transactions

The cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the six months ended June 30, 2021 were as follows:

	Non-U.S. Government		U.S. Government*
Fund	Purchases	Sales	Purchases	Sales
SFT Balanced Stabilization Fund	$—	$6.396,385	$—	$227,018
SFT Core Bond Fund	73,377,268	88,317,579	143,603,016	107,524,477
SFT Equity Stabilization Fund	6,748,732	33,893,544	—	—
SFT Index 400 Mid-Cap Fund	14,536,683	26,043,863	1,016,836	—
SFT Index 500 Fund	9,221,570	31,391,854	—	—
SFT International Bond Fund	47,625,048	24,978,291	43,177,249	43,759,705
SFT IvySM Growth Fund	34,698,407	65,651,622	—	—
SFT IvySM Small Cap Growth Fund	59,117,151	71,505,605	—	—
SFT Real Estate Securities Fund	50,012,666	51,991,723	—	—
SFT T. Rowe Price Value Fund	105,654,115	122,398,923	—	—
SFT Wellington Core Equity Fund	12,410,186	20,332,656	—	—

*  Includes U.S. government-sponsored enterprise securities.

(4)   Expenses and Related Party Transactions

The Funds have an investment advisory agreement with Securian AM, a wholly-owned subsidiary of Securian Financial Group. Under the advisory agreement, Securian AM manages the Funds' investments and provides research, statistical and advisory services and pays related office rental and executive expenses and salaries.

Each Fund of the Trust pays Securian AM an annual fee, based on average daily net assets, in the following amounts:

Fund	Annual Fee on Net Assets
SFT Balanced Stabilization Fund (a)	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Core Bond Fund (b)	0.40% of assets to $750 million; and 0.35% of assets exceeding $750 million
SFT Equity Stabilization Fund (a)	0.55% of assets to $750 million; and 0.50% of assets exceeding $750 million
SFT Government Money Market Fund (c)	0.25% of assets to $750 million; and 0.20% of assets exceeding $750 million
SFT Index 400 Mid-Cap Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT Index 500 Fund	0.15% of net assets to $1 billion; and 0.10% of net assets exceeding $1 billion
SFT International Bond Fund (d)	0.60% of assets to $300 million; and 0.575% of next $200 million of assets; and 0.55% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT IvySM Growth Fund (e)	0.67% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.50% of assets exceeding $1 billion
SFT IvySM Small Cap Growth Fund (f)	0.85% of assets to $300 million; and 0.80% of next $200 million of assets; and 0.75% of next $500 million of assets; and 0.70% of assets exceeding $1 billion
SFT Real Estate Securities Fund (g)	0.70% of assets to $300 million; and 0.675% of next $200 million of assets; and 0.65% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT T. Rowe Price Value Fund (h)	0.67% of assets to $300 million; and 0.65% of next $200 million of assets; and 0.625% of next $500 million of assets; and 0.60% of assets exceeding $1 billion
SFT Wellington Core Equity Fund (i)	0.65% of assets to $300 million; and 0.625% of next $200 million of assets; and 0.60% of next $500 million of assets; and 0.55% of assets exceeding $1 billion

(a)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.55% of all assets.

Securian Funds Trust
Notes to Financial Statements – continued

(4)   Expenses and Related Party Transactions – (continued)

(b)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.40% of net assets to $1 billion; and 0.35% of net assets exceeding $1 billion.

(c)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.30% of net assets to $1 billion; and 0.25% of net assets exceeding $1 billion.

(d)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.60% of net assets to $1 billion; and 0.55% of net assets exceeding $1 billion.

(e)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.67% of net assets to $500 million; and 0.625% of next $300 million of net assets; and 0.60% of next $200 million of net assets; and 0.50% of net assets exceeding $1 billion.

(f)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.85% of net assets to $1 billion; and 0.80% of next $2 billion of net assets; and 0.76% of net assets exceeding $3 billion.

(g)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.70% of net assets to $1 billion; and 0.65% of net assets exceeding $1 billion.

(h)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.67% of net assets to $1 billion; and 0.65% of next $1.5 billion of net assets; and 0.60% of net assets exceeding $2.5 billion.

(i)  Prior to May 1, 2021, the Fund's investment advisory fee was 0.65% of all assets.

For the period January 1, 2021 through April 30, 2021, Securian AM had a sub-advisory agreement with Franklin Advisers, Inc. (Franklin), a registered investment adviser for the SFT International Bond Fund, under which Securian AM paid Franklin an annual fee of 0.37% based on average daily net assets. Effective May 1, 2021, Securian AM replaced Franklin with Brandywine Global Investment Management, LLC ("Brandywine") as sub-advisor to SFT International Bond Fund, under which Securian AM pays Brandywine an annual fee of 0.30% based on average daily net assets.

For the period January 1, 2021 through April 30, 2021, Securian AM had a sub-advisory agreement with Ivy Investment Management Company (IICO), a registered investment advisor for the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund, under which Securian AM paid IICO an annual fee ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets. On April 30, 2021, Macquarie Group Limited (Macquarie) completed a transaction whereby Macquarie acquired Waddell & Reed Financial, Inc. (WDR), the parent company of IICO (the Transaction). The Transaction constituted a change of control of IICO. As a result of the change of control effected by the Transaction and pursuant to the 1940 Act, the previous investment sub-advisory agreement between IICO and Securian AM was automatically terminated on that date. In anticipation of the Transaction, on March 31, 2021 the Board of Trustees of the Trust voted unanimously to approve a new investment sub-advisory agreement between Securian AM and Delaware Investments Fund Advisers (DIFA), a series of Macquarie Investment Management Business Trust, which took effect at the close of the Transaction (the New Sub-Advisory Agreement). The New Sub-Advisory Agreement was effective May 3, 2021, under which Securian AM pays DIFA an annual fee for SFT IvySM Growth Fund and SFT IvySM Small Cap Growth Fund ranging from 0.33% to 0.55% and 0.40% to 0.82%, respectively, based on average daily net assets.

Securian AM has a sub-advisory agreement with T. Rowe Price Associates, Inc. (T. Rowe Price), a registered investment advisor for the SFT T. Rowe Price Value Fund, under which Securian AM pays T. Rowe Price an annual fee ranging from 0.25% to 0.48% based on average daily net assets.

Securian AM has a sub-advisory agreement with Wellington Management Company LLP (Wellington Management), a registered investment advisor for the SFT Wellington Core Equity Fund, under which Securian AM pays Wellington Management an annual fee ranging from 0.28% to 0.31% based on average daily net assets.

The Trust bears certain other operating expenses including independent trustees' fees, federal registration fees, printing and shareholder report expenses, legal fees, audit fees, custodian fees, compensation paid to the Trust's Chief Compliance Officer, and other miscellaneous expenses. Each Fund will pay all expenses directly related to its individual operations.

Operating expenses not attributable to a specific Fund are generally allocated based upon the proportionate daily net assets of each Fund.

Securian Funds Trust
Notes to Financial Statements – continued

(4)   Expenses and Related Party Transactions – (continued)

Administrative Services Fee

The Trust has an agreement with Securian Financial Group under which Securian Financial Group provides accounting, legal, security valuations and other administrative services. Each Fund reimburses Securian Financial Group quarterly for the actual costs incurred in performing such services, as determined in accordance with Securian Financial Group's customary cost accounting procedures consistently applied. Total quarterly administrative fees by Fund range from $7,300 to $24,200.

Accounting Services

The Trust has an agreement with State Street Bank and Trust Company (State Street) in which State Street provides daily fund accounting and investment administration services. In 2021, these fees ranged from 0.01% to 0.05% of net assets depending on the size and makeup of the respective Fund. The fees are based upon a calculation of multiple factors, including base fees, size of assets, and certain other fees.

Distribution Fees

The Trust has adopted a Rule 12b-1 Distribution Plan which covers all of its Class 2 shares (Covered Funds). Each Covered Fund pays distribution fees at the annual rate of 0.25% of the average daily net assets of the Covered Fund. These fees are paid out of the Covered Fund's assets, which reduces a Covered Fund's net assets as do other Covered Fund expenses. The fees are paid to Securian Financial Services, Inc. (Securian Financial), the Trust's underwriter, to pay for distribution-related expenses and activities in connection with the distribution of the Covered Fund's shares. Securian Financial may also use the fees to pay insurance companies, dealers, or others for certain non-distribution services as provided for in the distribution plan.

Net Investment Income Maintenance Agreement for the SFT Government Money Market Fund

Effective May 1, 2012, the Board approved a Restated Net Investment Income Maintenance Agreement among the Trust (on behalf of SFT Government Money Market Fund), Securian AM and Securian Financial. Under such Agreement, Securian AM agrees to waive, reimburse, or pay SFT Government Money Market Fund expenses so that the Fund's daily net investment income does not fall below zero. Securian Financial may also waive its Rule 12b-1 fees. Securian AM and Securian Financial each has the option under the Agreement to recover the full amount waived, reimbursed, or paid (the Expense Waiver) on any day on which the Fund's net investment income exceeds zero. On any day, however, the Expense Waiver does not constitute an obligation of the Fund unless Securian AM or Securian Financial has expressly exercised its right to recover a specified portion of the Expense Waiver on that day, in which case such specified portion is then due and payable by the Fund. In addition, the right of Securian AM and/or Securian Financial to recover the Expense Waiver is subject to the following limitations: (1) if a repayment of the Expense Waiver by the Fund would cause the Fund's net investment income to fall below zero, such repayment is deferred until a date when repayment would not cause the Fund's net investment income to fall below zero; (2) the right to recover any portion of the Expense Waiver expires three years after the effective date of that portion of the Expense Waiver; and (3) any repayment of the Expense Waiver by the Fund cannot cause the Fund's expense ratio to exceed 1.25%. If Securian AM and Securian Financial exercise their rights to be paid such waived amounts, the Fund's future yield will be negatively affected for an indefinite period. The Agreement runs through April 30, 2022.

Securian Funds Trust
Notes to Financial Statements – continued

(4)   Expenses and Related Party Transactions – (continued)

As of June 30, 2021, the amounts waived and eligible for recovery are as follows:

	Agreement	Advisory Fees Waived for the six months ended	12b-1 Fees Waived for the six months ended	Excess Expense Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	June 30, 2021*	June 30, 2021*	June 30, 2021*	June 30, 2021	2022	2023	2024
SFT Government Money Market Fund	May 1, 2012	$276,465	$243,869	$88,632	$1,384,967	$—	$197,114	$1,187,853

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund, and SFT Government Money Market Fund Expense Waivers

Securian AM and the Trust, on behalf of the SFT Balanced Stabilization Fund, SFT Equity Stabilization Fund and SFT Government Money Market Fund, have entered into Expense Limitation Agreements which limit the operating expenses of these Funds, excluding certain expenses (such as interest expense, acquired fund fees, cash overdraft fees, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund's business). The Agreements for SFT Balanced Stabilization Fund and SFT Equity Stabilization Fund were terminated effective May 1, 2021. The SFT Government Money Market Fund Agreement runs through April 30, 2022.

The SFT Government Money Market Agreement renews annually for a full year each year thereafter unless terminated by Securian AM upon at least 30 days' notice prior to the end of a contract term. The Funds are authorized to reimburse Securian AM for management fees previously waived and/or for the cost of expenses previously paid by Securian AM pursuant to their respective Expense Limitation Agreement, provided that such reimbursement will not cause any Fund to exceed any limits in effect at the time of such reimbursement. A Fund's ability to reimburse Securian AM in this manner only applies to fees waived or reimbursements made by Securian AM within the three fiscal years prior to the date of such reimbursement. To the extent that a Fund makes such reimbursements to Securian AM, the amount of the reimbursements will be reflected in the financial statements in the Funds' shareholder reports and in Other Expenses under Fees and Expenses of the Fund in the Funds' prospectus.

As of June 30, 2021, the amounts waived and eligible for recovery are as follows:

	Agreement	Expense		Advisory Fees Waived for the six months ended	Total eligible for recovery as of	Expiring June 30,
Fund	Date	Limit		June 30, 2021*	June 30, 2021	2022	2023	2024
SFT Balanced Stabilization Fund	May 1, 2013	0.80	%**	$120,740	$1,347,612	$699,492	$324,640	$323,480
SFT Equity Stabilization Fund	November 18, 2015	0.80	%**	$87,034	$973,726	$493,072	$252,607	$228,047
SFT Government Money Market Fund	November 1, 2017	0.70%		$—	$196,813	$152,291	$44,522	$—

*  This amount is reflected in fees waived in the accompanying Statements of Operations.

**  For the period January 1, 2021 through April 30, 2021.

Securian Funds Trust
Notes to Financial Statements – continued

(5)   Illiquid Investments

Non-Money Market Funds – Pursuant to Rule 22e-4 under the 1940 Act, no Fund may acquire an "illiquid investment" if, immediately after the acquisition, the Fund would have invested more than 15% of its net assets in illiquid investments. Rule 22e-4 generally defines an illiquid investment as any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. At June 30, 2021, the Funds' did not hold illiquid securities.

Government Money Market Funds – Money market funds are governed by Rule 2a-7 under the 1940 Act. By definition, a government money market fund is a fund that invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully. Consequently, the SFT Government Money Market Fund currently limits investments in "illiquid securities" to 0.5% of net assets at the time of purchase. Rule 2a-7 defines an illiquid security as a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. At June 30, 2021, the Fund did not hold illiquid securities.

(6)   Fair Value Measurement

The Trust has established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs when determining fair value. The hierarchy also establishes a classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs include information market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the Trust's estimates about the assumptions market participants would use in valuing the financial asset and liability based on the best information available in the circumstances. Level 1 includes unadjusted quoted prices in active markets for identical assets and liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, credit risk and prepayment speed). Level 3 includes unobservable inputs, which may include the advisor's own assumptions in determining the fair value of an investment or are based on independent non-binding broker quotes. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swaps, and written options.

The following is a summary of the levels used for the six months ended June 30, 2021, in valuing the Fund's assets and liabilities (please see the Investments in Securities for each Fund for a listing of all securities within each category):

	Fair Value Measurement at June 30, 2021 using
Fund	Level 1	Level 2	Level 3	Total
SFT Balanced Stabilization Fund
Assets
Government Obligations	$—	$16,043,103	$—	$16,043,103
Other Mortgage-Backed Securities	—	1,680,195	—	1,680,195
Corporate Obligations	—	159,383,706	—	159,383,706
Purchased Options	1,637,235	—	—	1,637,235
Investment Companies	518,683,737	—	—	518,683,737
Total Investments	520,320,972	177,107,004	—	697,427,976
Other Financial Instruments*
Futures Contracts	2,911,243	—	—	2,911,243
Liabilities
Other Financial Instruments*
Written Options	(276,057)	—	—	(276,057)

Securian Funds Trust
Notes to Financial Statements – continued

(6)   Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2021 using
Fund	Level 1	Level 2	Level 3	Total
SFT Core Bond Fund
Assets
Government Obligations	$—	$150,057,840	$—	$150,057,840
Asset-Backed Securities	—	60,307,560	—	60,307,560
Other Mortgage-Backed Securities	—	64,859,562	—	64,859,562
Corporate Obligations	—	231,445,681	—	231,445,681
Investment Companies	4,492,712	—	—	4,492,712
Total Investments	4,492,712	506,670,643	—	511,163,355
Other Financial Instruments*
Futures Contracts	1,164,681	—	—	1,164,681
Liabilities
Other Financial Instruments*
Futures Contracts	(845,106)	—	—	(845,106)
SFT Equity Stabilization Fund
Assets
Investment Companies	354,821,464	—	—	354,821,464
Purchased Options	841,520	—	—	841,520
Total Investments	355,662,984	—	—	355,662,984
Other Financial Instruments*
Futures Contracts	637,725	—	—	637,725
Liabilities
Other Financial Instruments*
Written Options	(141,119)	—	—	(141,119)
SFT Government Money Market Fund
Assets
U.S. Government Obligations	—	167,243,528	—	167,243,528
Investment Companies	23,948,789	—	—	23,948,789
Total Investments	23,948,789	167,243,528	—	191,192,317
SFT Index 400 Mid-Cap Fund
Assets
Common Stocks	215,530,960	—	—	215,530,960
U.S. Government Obligations	—	1,014,375	—	1,014,375
Investment Companies	9,472,186	—	—	9,472,186
Total Investments	225,003,146	1,014,375	—	226,017,521
Other Financial Instruments*
Futures Contracts	129,919	—	—	129,919
SFT Index 500 Fund
Assets
Common Stocks	1,102,164,176	—	—	1,102,164,176
Investment Companies	21,649,608	—	—	21,649,608
Total Investments	1,123,813,784	—	—	1,123,813,784
Other Financial Instruments*
Futures Contracts	438,929	—	—	438,929

Securian Funds Trust
Notes to Financial Statements – continued

(6)   Fair Value Measurement – (continued)

	Fair Value Measurement at June 30, 2021 using
Fund	Level 1	Level 2	Level 3	Total
SFT International Bond Fund
Assets
Long-Term Debt Securities		$83,801,740	$—	$83,801,740
Short-Term Debt Securities	$—	5,009,816	—	5,009,816
Investment Companies	2,049,325	—	—	2,049,325
Total Investments	2,049,325	88,811,556	—	90,860,881
Other Financial Instruments*
Forward Foreign Currency Contracts	—	506,685	—	506,685
Liabilities
Other Financial Instruments*
Futures Contracts	(165,024)	—	—	(165,024)
Forward Foreign Currency Contracts	—	(820,121)	—	(820,121)
Total	(165,024)	(820,121)	—	(985,145)
SFT IvySM Growth Fund
Assets
Common Stocks	662,788,394	—	—	662,788,394
Investment Companies	5,118,286	—	—	5,118,286
Total Investments	667,906,680	—	—	667,906,680
SFT IvySM Small Cap Growth Fund
Assets
Common Stocks	217,292,391	—	—	217,292,391
Investment Companies	7,074,597	—	—	7,074,597
Total Investments	224,366,988	—	—	224,366,988
SFT Real Estate Securities Fund
Assets
Common Stocks	147,965,651	—	—	147,965,651
Investment Companies	378,163	—	—	378,163
Total Investments	148,343,814	—	—	148,343,814
SFT T. Rowe Price Value Fund
Assets
Common Stocks	224,984,503	—	—	224,984,503
Preferred Stocks	807,765	—	—	807,765
Investment Companies	1,138,037	—	—	1,138,037
Total Investments	226,930,305	—	—	226,930,305
SFT Wellington Core Equity Fund
Assets
Common Stocks	137,720,719	—	—	137,720,719
Investment Companies	660,756	—	—	660,756
Total Investments	138,381,475	—	—	138,381,475

*  Investments in Other Financial Instruments are derivative instruments reflected in the Investment in Securities. All derivatives currently held are reflected at the gross unrealized appreciation (depreciation) on the investments.

Level 2 Measurements:

Government obligations comprised of U.S. Treasury, agency and government guaranteed fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on quoted prices in markets that are not active or using matrix pricing or other similar techniques using standard market

Securian Funds Trust
Notes to Financial Statements – continued

(6)   Fair Value Measurement – (continued)

observable inputs such as the benchmark U.S. Treasury yield curve, the spread of the U.S. Treasury curve for the identical security and comparable securities that are actively traded.

Asset-backed and other mortgage-backed securities comprised of RMBS, CMBS and ABS fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market inputs including spreads for actively traded securities, spreads off benchmark yields, expected prepayment speeds and volumes, current and forecasted loss severity, rating, weighted average coupon, weighted average maturity, average delinquency rates, geographic region, debt-service coverage ratios and issuance-specific information including: collateral type, payment terms of the underlying assets, payment priority within the tranche, structure of the security, deal performance and vintage of loans, etc.

Corporate obligations comprised of U.S. corporate and foreign corporate fixed maturity securities – These securities are principally valued using the market and income approaches. Valuation is based primarily on quoted prices in markets that are not active, or using matrix pricing or other similar techniques that use standard market observable inputs such as benchmark yields, spreads off benchmark yields, new issuances, issuer rating, duration, and trades of identical or comparable securities. Investment grade privately placed securities are valued using discounted cash flow methodologies using standard market observable inputs, and inputs derived from, or corroborated by, market observable data including market yield curve, duration, call provisions, observable prices and spreads for similar publicly traded or privately traded issues that incorporate the credit quality and industry sector of the issuer.

Long-term and short-term debt securities comprised of foreign government and state and political subdivision fixed maturity securities – These securities are principally valued using the market approach. Valuation is based primarily on matrix pricing or other similar techniques using standard market observable inputs including benchmark U.S. Treasury or other yields, issuer ratings, broker-dealer quotes, issuer spreads and reported trades of similar securities, including those within the same sub-sector or with a similar maturity or credit rating.

Forward Foreign Currency – These derivatives are traded in the over-the-counter derivative market and are principally valued using market price quotations or industry recognized modeling techniques. The significant inputs to the models are observable in the market or can be derived from or corroborated by observable market data. These significant inputs may include interest rates, foreign currency exchange rates, interest rate curves, contractual terms, market prices, and measures of volatility.

The Funds' policy is to recognize transfers between the levels as of the end of the period. There were no transfers of financial assets between Levels 1, 2 and 3 during the period.

(7)   Derivative Instruments Reporting

The Trust provides, when applicable, disclosures of the location, by line item, of fair value amounts in the Statement of Assets and Liabilities and the location, by line item, of amounts of gains and losses reported in the Statement of Operations. The derivative instruments outstanding as of period end are disclosed in the

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

Investments in Securities. The following tables represent the average monthly volume of the Fund's derivative transactions during the six months ended June 30, 2021:

	Average Notional Amount
SFT Balanced Stabilization Fund
Futures contracts	$201,050,266
Purchased options contracts	1,201,999
Written options contracts	(457,118	)(a)
SFT Core Bond Fund
Futures contracts	$89,923,134
SFT Equity Stabilization Fund
Futures contracts	$39,674,778
Purchased options contracts	622,439
Written options contracts	(233,047	)(a)
SFT Index 400 Mid-Cap Fund
Futures contracts	$8,113,149
SFT Index 500 Fund
Futures contracts	$14,862,248
SFT International Bond Fund
Futures contracts	$4,459,476	(b)
Forward foreign currency contracts	101,863,037	(a)

(a)  Positions were open for five months during the period.

(b)  Positions were open for two months during the period.

Equity derivatives were purchased or sold to manage the SFT Index 400 Mid-Cap and SFT Index 500 Funds' shareholder liquidity and to attempt to replicate intended stock investments to maintain fully invested Funds. Equity index options are utilized by the SFT Balanced Stabilization Fund and the SFT Equity Stabilization Fund to manage the equity exposure while attempting to reduce the volatility and risk of the Funds.

Interest rate derivatives were purchased or sold in the SFT Core Bond Fund and the SFT International Bond Fund to both manage the average duration of the fixed income portfolio and to hedge against the effects of interest rate changes on a portfolio's current or intended investments.

Foreign exchange derivatives were used to attempt to hedge against the effects of exchange rate changes within the SFT International Bond Fund's current or intended investments in foreign securities, as well as to more efficiently obtain exposure to foreign currencies or to take advantage of cross currency markets in order to benefit from valuation differentials and shifts in pricing within the currency markets.

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

The tables below detail the risk exposure of each of the Funds from derivative instruments:

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Balanced Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021
Assets:
Investments in securities, at market value (purchased options)	$1,637,235	$—	$—
Variation margin on futures contracts*	2,911,243	—	—
Total	$4,548,478	$—	$—
Liabilities:
Written options contracts	$(276,057)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$20,011,671	$—	$—
Purchased options contracts	(5,409,932)	—	—
Written options contracts	1,685,164	—	—
Total	$16,286,903	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$1,113,878	$—	$—
Purchased options contracts	178,911	—	—
Written options contracts	(15,460)
Total	$1,277,329	$—	$—
SFT Core Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021
Assets:
Variation margin on futures contracts*	$—	$1,164,681	$—
Liabilities:
Variation margin on futures contracts*	$—	$(845,106)	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$—	$(1,365,307)	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$—	$483,953	$—

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT Equity Stabilization Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021
Assets:
Investments in securities, at market value (purchased options)	$841,520	$—	$—
Variation margin on futures contracts*	637,725	—	—
Total	$1,479,245	$—	$—
Liabilities:
Written options contracts	$(141,119)	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$2,437,553	$—	$—
Purchased options contracts	(2,859,568)	—	—
Written options contracts	875,806	—	—
Total	$453,791	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$637,725	$—	$—
Purchased options contracts	97,169	—	—
Written options contracts	(8,402)	—	—
Total	$726,492	$—	$—
SFT Index 400 Mid-Cap Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021
Assets:
Variation margin on futures contracts*	$129,919	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$1,513,847	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$(50,003)	$—	$—
SFT Index 500 Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021
Assets:
Variation margin on futures contracts*	$438,929	$—	$—
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021
Net Realized Gain (Loss) on Derivatives:
Futures contracts	$2,103,557	$—	$—
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Futures contracts	$164,915	$—	$—

Securian Funds Trust
Notes to Financial Statements – continued

(7)   Derivative Instruments Reporting – (continued)

	Risk Exposure
	Equity Contracts	Interest Rate Contracts	Foreign Exchange Contracts
SFT International Bond Fund
Fair Value of Derivative Instruments on the Statement of Assets and Liabilities as of June 30, 2021
Assets:
Unrealized appreciation on forward foreign currency contracts	$—	$—	$506,685
Liabilities:
Unrealized depreciation on forward foreign currency contracts	$—	$—	$(820,121)
Variation margin on futures contracts*	—	(165,024)	—
Total	$—	$(165,024)	$(820,121)
The Effect of Derivative Instruments on the Statement of Operations for the period ended June 30, 2021
Net Realized Gain (Loss) on Derivatives:
Foreign currency contracts	$—	$—	$(3,272,541)
Futures contracts	—	108	—
Total	$—	$108	$(3,272,541)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives:
Foreign currency contracts	$—	$—	$2,128,370
Futures contracts	—	(165,024)	—
Total	$—	$(165,024)	$2,128,370

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the notes to the Schedules of Investments in Securities. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.

The Funds may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Funds manage credit risk related to derivatives by entering into transactions with highly rated counterparties. Generally, the current credit exposure of the derivative contracts is limited to the positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting arrangements and any collateral received pursuant to credit support annexes. Because exchange traded derivatives are purchased through regulated exchanges and positions are settled regularly, the Funds have minimal exposure to credit-related losses in the event of nonperformance by counterparties to such derivative instruments. For the six months ended June 30, 2021 none of the Funds' derivatives were subject to master netting arrangements.

(8)   Affiliated Ownership

The SFT Balanced Stabilization Fund invests in underlying securities and other investment companies, of which certain underlying funds (the affiliated underlying funds) may be deemed to be under common control with the SFT Balanced Stabilization Fund because they share the same investment adviser, Securian AM, and because they are overseen by the same Board. The SFT Balanced Stabilization Fund will achieve its equity exposure by investing primarily in Class 1 Shares of the SFT Index 500 Fund, an affiliated fund in the Trust that seeks investment results that correspond generally to the price and yield performance of the common stocks

Securian Funds Trust
Notes to Financial Statements – continued

(8)   Affiliated Ownership – (continued)

included in the Standard & Poor's 500® Index. A summary of all transactions with the affiliated SFT Index 500 Fund as of June 30, 2021 are as follows:

			As of June 30, 2021
Fund/ Underlying Fund	Beginning Value as of January 1, 2021	Change in Unrealized Appreciation/ Depreciation	Ending Value	Share Balance
SFT Balanced Stabilization Fund
SFT Index 500 Fund	$223,777,991	$33,826,142	$257,604,133	14,224,618

(9)   Other Risks

An outbreak of infectious respiratory illness caused by a novel coronavirus known as COVID-19 was first detected in China in December 2019 and was declared a pandemic by the World Health Organization. The impact of COVID-19 has been and could continue to be highly disruptive to economies and markets, adversely impacting individual companies, sectors, industries, markets, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of a Fund's investments. This may impact liquidity in the marketplace, which in turn may affect the Fund's ability to meet redemption requests. Public health crises caused by the COVID-19 pandemic may exacerbate other pre-existing political, social, and economic risks in certain countries or globally. The duration of the COVID-19 pandemic and its effects cannot be determined.

(10)  Recent Accounting Pronouncements

In October 2020, the Securities and Exchange Commission (the SEC) adopted new regulations governing the use of derivatives by registered investment companies. Rule 18f-4 will impose limits on the amount of derivatives a fund could enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, and require funds whose use of derivatives is more than a limited specified exposure to establish and maintain a derivatives risk management program and appoint a derivatives risk manager. While the new rule became effective February 19, 2021, funds will not be required to fully comply with the new rule until August 19, 2022. It is not currently clear what impact, if any, the new rule will have on the availability, liquidity or performance of derivatives. When fully implemented, the new rule may require changes in how a Fund will use derivatives, may adversely affect a Fund's performance, and may increase costs related to a Fund's use of derivatives.

On December 3, 2020, the SEC adopted new rule 2a-5 (the Valuation Rule) under the Investment Company Act of 1940, establishing an updated regulatory framework for fund valuation. The Valuation Rule, in part, provides a framework for good faith fair value determination and permits a Board to designate fair value determinations to a fund's investment adviser. Further, the SEC is rescinding previously issued guidance on related issues. The Valuation Rule became effective on March 8, 2021, with a compliance date of September 8, 2022. Management is currently evaluating the Valuation Rule and its effect on the Funds.

(11)  Subsequent Events

Management has evaluated subsequent events for the Trust through the date of the filing, and has concluded there were no material events that would require disclosure.

Securian Funds Trust
Other Information

(unaudited)

Fund Expenses Paid by Shareholders

Shareholders of the Trust incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; (the Trust does not impose transaction costs, but you will incur such costs in connection with the variable life insurance policies and variable annuity contracts that invest in the Funds) and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Trust expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, January 1, 2021 through June 30, 2021. Expenses paid during the period in the tables below are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by number of days in most recent fiscal half-year divided by 365 to reflect the entire year.

Actual Expenses

The table below provides information about actual account values and actual expenses for the Funds. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by$1,000 = 8.6), then multiply the result by the number in the table for the fund you own under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

	Actual Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Balanced Stabilization Fund	$1,000	NA	NA	NA	$1,075.40	0.82%	$4.22
SFT Core Bond Fund	1,000	$997.50	0.49%	$2.43	996.30	0.74%	3.66
SFT Equity Stabilization Fund	1,000	NA	NA	NA	1,070.10	0.83%	4.26
SFT Government Money Market Fund	1,000	NA	NA	NA	1,000.00	0.05%	0.25
SFT Index 400 Mid-Cap Fund	1,000	1,174.20	0.28%	1.51	1,172.70	0.53%	2.86
SFT Index 500 Fund	1,000	1,151.20	0.19%	1.01	1,149.70	0.44%	2.35
SFT International Bond Fund	1,000	972.80	1.02%	4.99	971.60	1.27%	6.21
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,150.90	0.96%	5.12
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,106.60	1.21%	6.32
SFT Real Estate Securities Fund	1,000	1,231.90	0.88%	4.87	1,230.40	1.13%	6.25
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,187.80	1.04%	5.64
SFT Wellington Core Equity Fund	1,000	1,125.60	0.83%	4.37	1,124.30	1.08%	5.69

Securian Funds Trust
Other Information – continued

(unaudited)

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds' actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the year. You may use this information to compare the ongoing costs of investing in the Funds' and other funds. To do so, compare the 5% hypothetical example of the funds you own with the 5% hypothetical examples that appear in the shareholder reports of other similar funds.

	Hypothetical Expenses
	CLASS 1				CLASS 2
	Beginning Account Value	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period	Ending Account Value	Annual Expense Ratio	Expenses Paid During Period
SFT Balanced Stabilization Fund	$1,000	NA	NA	NA	$1,020.73	0.82%	$4.11
SFT Core Bond Fund	1,000	$1,022.36	0.49%	$2.46	1,021.12	0.74%	3.71
SFT Equity Stabilization Fund	1,000	NA	NA	NA	1,020.68	0.83%	4.16
SFT Government Money Market Fund	1,000	NA	NA	NA	1,024.55	0.05%	0.25
SFT Index 400 Mid-Cap Fund	1,000	1,023.41	0.28%	1.40	1,022.17	0.53%	2.66
SFT Index 500 Fund	1,000	1,023.85	0.19%	0.95	1,022.61	0.44%	2.21
SFT International Bond Fund	1,000	1,019.74	1.02%	5.11	1,018.50	1.27%	6.36
SFT IvySM Growth Fund	1,000	NA	NA	NA	1,020.03	0.96%	4.81
SFT IvySM Small Cap Growth Fund	1,000	NA	NA	NA	1,018.79	1.21%	6.06
SFT Real Estate Securities Fund	1,000	1,020.43	0.88%	4.41	1,019.19	1.13%	5.66
SFT T. Rowe Price Value Fund	1,000	NA	NA	NA	1,019.64	1.04%	5.21
SFT Wellington Core Equity Fund	1,000	1,020.68	0.83%	4.16	1,019.44	1.08%	5.41

Please note that the expenses shown in both tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information provided in the hypothetical example table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Proxy Voting Policies and Procedures

A description of the policies and procedures that Securian AM uses to vote proxies related to each Fund's portfolio securities is set forth in the Trust's Statement of Additional Information which is available without charge, upon request, by calling, toll-free, 800-995-3850 or on the SEC's website at www.sec.gov. The Trust will provide this document within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Proxy Voting Record

The Trust's proxy voting record for the 12 month period ended December 31 is available by calling, toll-free, 866-330-7355 or on the SEC's website at www.sec.gov no later than August 31 each year. The Trust will also provide this information, within three business days of receipt of a request, by first-class mail or other means designed to ensure equally prompt delivery.

Availability of Quarterly Schedule of Investments

The Trust files its complete schedule of investment holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Previously, the Trust filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts

(unaudited)

Each year, the Board of Trustees of Securian Funds Trust (the "Trust") votes on the renewal of the Trust's Investment Advisory Agreement with Securian Asset Management, Inc. ("Securian AM"). The Board most recently unanimously reapproved the Investment Advisory Agreement on January 28, 2021. At this meeting, the Board of Trustees also reapproved the Investment Sub-Advisory Agreements between Securian AM and Franklin Advisers, Inc. (for the International Bond Fund), between Securian AM and Ivy Investment Management Company (for Ivy Growth Fund) between Securian AM and Ivy Investment Management Company (for Ivy Small Cap Growth Fund), between Securian AM and Wellington Management Company LLC (for Wellington Core Equity Fund) and between Securian AM and T. Rowe Price Associates, Inc. (for T. Rowe Price Value Fund). Collectively, the Funds managed by sub-advisers are referred to as the "Sub-Advised Funds."

The Board receives a variety of information throughout the year about each Fund's investment performance, adherence to investment policies, expenses, sales and redemptions, regulatory compliance and management. The Board meets at least once each year with each Fund's portfolio management team (or, in the case of the Sub- Advised Funds, representatives of such team). The Board also receives frequent updates on industry developments and best practices, changes in Securian AM's organization and staffing, brokerage allocation and other matters.

The Trustees also reviewed a memorandum from independent legal counsel outlining their legal duties and responsibilities in connection with this annual review and met alone with independent legal counsel.

The Board considered various factors described below, none of which by itself was considered dispositive. However, the material factors and conclusions that formed the basis for the Board's determination to approve the Advisory Contracts are discussed separately below

Management Fee and Other Expenses

The Trustees reviewed the January 2021 report prepared by Broadridge Financial Solutions, Inc. ("Broadridge") containing comparisons of each Fund's investment management, non-management and total expenses with industry peers independently selected by Broadridge and analyzed how several factors contributed to higher expenses for certain Funds, including the size of the Funds. The Trustees reviewed whether current fee levels appropriately capture and share economies of scale (if any) with Fund investors and the Trustees noted that under the proposed revised fee schedule, all of Securian AM's Funds would have break-points in their fee structures that provide the opportunity for sharing economies of scale with Fund investors as such Funds' assets grow. Based on this information, the Trustees concluded that the advisory fee payable by each Fund to Securian AM is fair and reasonable.

Fees Charged to Other Advisory Clients of Securian AM

The Trustees observed that Securian AM's advisory fees for non-fund institutional clients are generally lower than the advisory fees charged to a Fund with a similar strategy. The Trustees concluded, however, that the higher fees charged to the Funds are justified by the additional services provided by Securian AM in managing the Funds (including the provision of office facilities, officers, administration and compliance, the coordination of Trust board, committee and vendor functions, regulatory filings and the performance of most Trust operations).

Costs of Services Provided and Profitability to Securian AM

The Trustees reviewed quarterly Board reports on Securian AM's profitability in managing each Fund. The Trustees recognized that comparative profitability information is not generally ascertainable. Nonetheless, the Trustees did not view Securian AM's profitability from any Fund as excessive.

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

Investment Results

The Trustees reviewed a quarterly report comparing each Fund's investment performance for the most recently completed calendar quarter and one, three, five and, where applicable, ten-year periods ended December 31, 2020 with Broadridge peer groups and with one or more benchmark indices.

The Trustees noted that the Bond Fund was in line with its Lipper peers and benchmark for the most recent quarter and five-year period, underperformed its Lipper peers and benchmark for the three and five-year periods, but outperformed its Lipper peers and benchmark for the ten-year period. They noted that the International Bond Fund underperformed its Lipper peers and benchmark for the most recent quarter and for the ten-year period, but substantially underperformed its Lipper peers and benchmark for the one, three and five-year periods. The Trustees observed that the Real Estate Securities Fund underperformed its Lipper peers and benchmark during the most recent quarter, outperformed its Lipper peers and benchmark during the one and three-year periods, and performed in line with its Lipper peers and benchmark during the other periods reported. They then noted that the S&P 400 Index Fund performed in line with its Lipper peers and benchmark during all reporting periods. The Trustees also noted that the S&P 500 Index Fund slightly underperformed its Lipper peers and benchmark during all reporting periods. They also noted that the Government Money Market Fund's somewhat underperformed its Lipper peers and benchmark for all relevant periods. The Trustees then observed that the Dynamic Managed Volatility Fund and the Managed Volatility Equity Fund performed consistently with their objectives and were competitive with their peers. With respect to the Sub-Advised Funds, the Trustees noted that Ivy Growth Fund performed in line with its Lipper peers and benchmark during the 3-year period, but underperformed its Lipper peers and benchmark during all other reporting periods. They noted that the Ivy Small Cap Growth Fund underperformed both its Lipper peers and benchmark for the most recent quarter, performed in line with its Lipper peers and benchmark during the one and three-year periods, and outperformed its Lipper peers and benchmark during the five-year period. The Trustees then observed that Wellington Core Equity Fund outperformed its Lipper peers and benchmark for the most recent quarter and three-year period, and performed in line with its Lipper peers and benchmark during the one and five-year periods. Finally, the Trustees noted that T. Rowe Price Value Fund outperformed its Lipper peers and benchmark for each period presented. The Trustees reviewed attribution analyses and portfolio positioning on all Funds, particularly the Funds with more recent underperformance. Based on the foregoing, the Trustees concluded that reapproving the Funds' Investment Advisory Agreement and each Sub-Advised Fund's Investment Subadvisory Agreement were in the best interests of each Fund and its shareholders.

Ancillary Benefits to Securian AM and Its Affiliates

The Trustees also considered that Securian AM and its affiliates benefit from certain soft-dollar arrangements. The Trustees noted that Securian AM's profitability would be somewhat lower if it had to pay for these benefits out of its own assets. The Trustees also noted that Securian Financial Services, Inc. (the Trust's distributor) receives 12b-1 fees from the Funds. The Trustees also noted that Minnesota Life Insurance Company, an affiliate of Securian AM, benefits by performing certain legal, compliance and other administrative services for the Trust, in return for a reimbursement of costs it incurs in connection with its provision of such services. The Trustees also recognize that Securian AM and its affiliates derive reputational and other benefits from their association with the Funds and Trust.

Nature, Extent and Quality of Services Provided by Securian AM

In addition to investment management services, Securian AM provides the Trust with office space, administrative and other services (exclusive of, and in addition to, any such services provided by other Trust services providers) and executive and other personnel as are necessary for its operations. Securian AM pays all of the compensation of management Trustees, officers and employees of the Trust (except that each Fund pays an equitable share of

Securian Funds Trust
Statement Regarding Basis for Approval of Advisory Contracts – continued
(unaudited)

the compensation expense of the Trust's Chief Compliance Officer). The Trustees considered the quality and scope of services provided by Securian AM under the Advisory Agreement and concluded that Securian AM has provided commendable executive and administrative management and other services during and prior to the last year.

Investment Sub-Advisory Agreements

At the January 28, 2021 meeting, the Trustees also unanimously reapproved the Investment Sub-Advisory Agreements for the Sub-Advised Funds. In addition to the Trustees' review of the Sub-Advised Funds' investment performance and expense ratios (as set forth above), the Trustees also requested and evaluated other information, including a report on each sub-adviser's organization and current staffing, a report on brokerage allocation practices and related soft dollar arrangements, assurances that each Sub-Advised Fund will be managed in accordance with its stated investment objectives, policies and limitations, assurances that all disclosures relating to the sub-adviser reflected in the Trust's registration statement are complete and accurate, and assurance that the sub-adviser will operate in full compliance with applicable laws, regulations and exemptive orders. The Trustees also reviewed a summary of each sub-adviser's code of ethics and compliance program. The Trustees requested, but did not receive, an analysis of each sub-adviser's profitability in managing the Fund. However, the Trustees noted that Securian AM is unaffiliated with each sub-adviser and that the Investment Sub-Advisory Agreements were negotiated on an "arm's-length" basis.

The Trustees also reviewed the allocation of duties and responsibilities with respect to each Sub-Advised Fund between Securian AM and the Fund's sub-adviser. The Trustees noted that Securian AM is responsible for the selection, monitoring and oversight of each sub-adviser, the fulfillment or oversight of substantially all of each Sub-Advised Fund's legal and regulatory requirements, the preparation for and facilitation of all Board of Trustee, Audit Committee and Governance Committee meetings, and many other requirements. Based on this review, the Trustees concluded that the allocation of the overall advisory fee of each Sub-Advised Fund between Securian AM and the Sub-Adviser is fair and appropriate. The Trustees also concluded that the portion of each Sub- Advised Fund's overall advisory fee that is retained by Securian AM represents fair and appropriate compensation to Securian AM for its retained duties and responsibilities.

Based on the foregoing factors, the Trustees concluded that reapproving each Investment Sub-Advisory Agreement was in the best interest of each Sub-Advised Fund and its shareholders.

Securian Funds Trust
Statement Regarding Basis for Approval of the Investment Sub-Advisory Agreement with Brandywine Global Investment Management, LLC

At a special meeting held on March 31, 2021, the Board of Trustees (the "Board") of Securian Funds Trust (the "Trust") considered the recommendation of Securian Asset Management, Inc. (the "Adviser") that Brandywine Global Investment Management, LLC ("Brandywine") replace Franklin Advisers, Inc. ("Franklin") as the sub-adviser to the SFT International Bond Fund (the "Fund") and unanimously approved a new sub-advisory agreement between the Adviser and Brandywine (the "Brandywine Agreement"). At the meeting, the Board reviewed materials furnished by the Adviser and by Brandywine pertaining to Brandywine and the Brandywine Agreement. The Board also received a presentation from Brandywine's Global Opportunistic Fixed Income—USD Hedged team.

Prior to voting, the Board reviewed the Adviser's recommendation that it approve the Brandywine Agreement with independent legal counsel and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the Brandywine Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations.

The Trustees had requested and evaluated other information, including information on Brandywine's organization and current staffing, performance information, and information on its compliance program and practices.

The Trustees reviewed the terms of the Brandywine Agreement. In reaching their determination with respect to the approval of the Brandywine Agreement, the Trustees met in private session with independent legal counsel at which no representatives of the Adviser, Brandywine or their respective affiliates were present.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them regarding the Fund.

The material factors and conclusions that formed the basis for the Trustees' approval of the Brandywine Agreement (including the appropriateness of the fees payable to Brandywine by the Adviser thereunder) were separately discussed by the Trustees. The Trustees determined that the overall arrangements between the Fund and Brandywine, as provided in the Brandywine Agreement, are fair and reasonable in light of the services performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

The nature, extent, and quality of services proposed to be provided by Brandywine

In deciding to approve Brandywine as the Fund's sub-adviser, the Board considered the experience and track record of Brandywine's investment management personnel. The Board also took into account Brandywine's investment infrastructure, as well as the risk profiles of its investment process. In addition, the Board considered whether Brandywine is capable of competently managing the Fund; that the nature, extent, and quality of services that Brandywine proposes to provide would be at a level at least equal to the services that have been provided by Franklin; that the services contemplated by the Brandywine Agreement are substantially similar to those provided under the agreement between the Adviser and Franklin (the "Franklin Agreement"); that the Brandywine Agreement contains provisions generally comparable to those of other sub-advisory agreements for other mutual funds; that Brandywine was staffed with a number of experienced personnel; and that Brandywine is supported by a well-capitalized parent company. Based upon all these matters, the Board concluded that the nature, extent and quality of services Brandywine proposes to provide would likely benefit the Fund.

Securian Funds Trust
Statement Regarding Basis for Approval of the Investment Sub-Advisory Agreement with Brandywine Global Investment Management, LLC – continued

Brandywine's investment performance

The Board received information on the investment returns of Brandywine's Global Opportunistic Fixed Income—USD Hedged team, whose strategy was proposed to be used by Brandywine as the sub-adviser to the Fund. Gross investment return information included annualized one-, three-, five-, seven-, and ten-year annualized returns and since inception annualized returns. It was noted that for each of the one-, three-, five-, seven- and ten-year annualized returns, and the annualized returns since inception (July 31, 2004), the strategy utilized by Brandywine's Global Opportunistic Fixed Income—USD Hedged team outperformed the Bloomberg Barclays U.S. Aggregate Index.

On the basis of the information presented, the Board concluded that Brandywine's performance in managing portfolios with strategies substantially similar to that of the Fund has been strong.

The costs of services to be provided and profits to be realized by Brandywine from its relationship with the Fund

The Board did not consider Brandywine's profitability as it has not managed the Fund. However, the Board compared the fee schedule in the Brandywine Agreement to the fee schedule in the Franklin Agreement. The Board noted that the sub-adviser fee in the Brandywine Agreement is lower than the sub-adviser fee in the Franklin Agreement (30 basis points versus 37 basis points). The Board also noted that fees paid to Brandywine will be paid by the Adviser out of the fees it receives from the Fund and that the fees payable by shareholders of the Fund will not change. Based upon its review, the Board concluded that the fees proposed to be paid to Brandywine were reasonable.

The extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect these economies of scale

The Board noted that the fee schedules in the Brandywine Agreement and the Franklin Agreement do not contain "breakpoints" to reduce the fee rate based upon the size of the Fund's assets. However, they noted that as the Fund grows, it could experience economies of scale.

Based on the foregoing factors, the Trustees concluded that approving the Brandywine Agreement was in the best interest of the Fund and its shareholders.

Securian Funds Trust
Statement Regarding Basis for Approval of the Investment Sub-Advisory Agreement with Delaware Investments Fund Advisers

At a special meeting held on March 31, 2021, the Board of Trustees (the "Board") of Securian Funds Trust (the "Trust") considered the recommendation of Securian Asset Management, Inc. (the "Adviser") to approve a new sub-advisory agreement between the Adviser and Delaware Investments Fund Advisers, a series of Macquarie Investment Management Business Trust ("DIFA") with respect to the SFT IvySM Growth Fund and the SFT IvySM Small Cap Growth Fund (collectively, the "Funds") (the "DIFA Agreement") upon the termination of the existing sub-advisory agreement with Ivy Investment Management Company ("IICO"). At the meeting, the Board reviewed materials furnished by the Adviser and by DIFA pertaining to DIFA and the DIFA Agreement. The Board also previously received a presentation from personnel of IICO, the current sub-adviser of the Funds, and Macquarie Group Limited ("Macquarie"), the ultimate parent company of DIFA.

Prior to voting, the Board reviewed the Adviser's recommendation that it approve the DIFA Agreement with independent legal counsel and received from such counsel an oral summary of the legal standards for consideration of the proposed approval. In its deliberations, the Board considered all factors that the Trustees believed were relevant. The Board based its decision to approve the DIFA Agreement on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. In reaching their determination with respect to the approval of the DIFA Agreement, the Trustees met in private session with independent legal counsel at which no representatives of the Adviser, IICO, DIFA or their respective affiliates were present.

In their deliberations, the Trustees did not identify any particular information that was all-important or controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them regarding the Funds.

The material factors and conclusions that formed the basis for the Trustees' approval of the DIFA Agreement (including the appropriateness of the fees payable to DIFA by the Adviser thereunder) were separately discussed by the Trustees. The Trustees determined that the proposed arrangements between the Funds and DIFA, as provided in the DIFA Agreement, are fair and reasonable in light of the services proposed to be performed, expenses incurred and such other matters as the Trustees considered relevant in the exercise of their reasonable judgment.

The nature, extent, and quality of services proposed to be provided by DIFA

In deciding to approve DIFA as the Funds' sub-adviser, the Board considered that the same portfolio managers who currently manage the Funds would be employed by DIFA and would manage the Funds in the identical fashion going forward. The Board also noted the potential for increased support by DIFA's investment infrastructure.

In reviewing the other various matters listed above, the Board concluded that DIFA is a recognized firm capable of competently managing the Funds; that the nature, extent, and quality of services that DIFA could provide were at a level at least equal to the services currently provided by IICO; that the services contemplated by the DIFA Agreement are substantially similar to those provided under the sub-advisory agreement between the Adviser and IICO (the "IICO Agreement"); and that the DIFA Agreement is substantially the same as the IICO Agreement.

The investment performance of DIFA

The Board noted that the current portfolio managers would continue to manage the Funds; accordingly, the Board considered the past performance of the Funds and concluded that, on the basis of the information presented, DIFA would be able to provide acceptable performance going forward.

Securian Funds Trust
Statement Regarding Basis for Approval of the Investment Sub-Advisory Agreement with Delaware Investments Fund Advisers – continued

The costs of services to be provided and profits to be realized by DIFA from its relationship with the Funds

The Board did not consider DIFA's projected profitability as this would be a new arrangement for the Funds. However, the Board noted that DIFA would charge the Adviser the same fee that IICO currently charges. The Board also noted that fees that the Adviser would pay to DIFA will be paid out of the fees it receives from the Funds and that the fees payable by shareholders of the Funds will not change. Based upon its review, the Board concluded that the fees proposed to be paid to DIFA were reasonable.

The extent to which economies of scale would be realized as the Funds grow, and whether fee levels reflect these economies of scale

The Board noted that the fee schedules in the both the IICO Agreement and the DIFA Agreement contain "breakpoints" to reduce the fee rate based upon the size of the Funds' assets. Unlike past changes in sub-advisers pursuant to the manager of managers exemptive order, the costs associated with the approval of the DIFA Agreement (such as the cost of preparing and mailing this information statement) will be borne by Macquarie.

Based on the foregoing factors, the Trustees concluded that approving the DIFA Agreement was in the best interest of the Funds and their shareholders.

Securian Funds Trust
Statement Regarding Liquidity Risk Management Program
(unaudited)

The Funds have adopted a Liquidity Risk Management Program (the "LRM Program"). The Funds' Board has appointed the Securian AM Liquidity Risk Oversight Committee (the "Committee") as the administrator of the LRM Program. In its capacity as program administrator, the Committee oversees and monitors the LRM Program for the Funds. In addition, the Committee assesses and manages the Funds' liquidity risk, which is the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors' interests in the Fund. The Committee assesses and manages liquidity risk by classifying and reviewing periodically the classification of Fund investments for liquidity risk management purposes; reporting periodically to the Board on Fund liquidity risk and the status of the LRM Program; and determining the policies, procedures and controls necessary to create and maintain the LRM Program, among other means. The Committee's process of determining the degree of liquidity of the Funds' investments is supported by one or more third-party liquidity assessment vendors.

The Funds' Board reviewed a report prepared by the Committee to address the operation of the LRM Program, assess its adequacy and effectiveness of implementation, including (if applicable), the operation of the highly liquid investment minimum and any material changes to the LRM Program for the period from January 1, 2020 through December 31, 2020 (the "Covered Period"). To prepare this report, the Committee discussed the operation and effectiveness of the Funds' third-party liquidity assessment services in light of the liquidity risks posed by each Fund. Additionally, the Committee reviewed portfolio managers' responses to the LRM Program's Annual Liquidity Risk Assessment Review Checklist for each Fund. As a result of its review, the Committee reported the following to the Board:

—  The Funds' LRM Program operated effectively during the Covered Period, was adequately designed and was effectively implemented.

—  Because each Fund primarily holds assets that are highly liquid investments, the Funds do not have highly liquid investments minimums. It is expected each Fund will continue to primarily hold assets that are highly liquid investments for the foreseeable future.

—  There were no material changes to the LRM Program during the Covered Period.

—  There were no breaches of any Fund's restriction on holding greater than 15% illiquid assets.

Securian Funds Trust
Trustees and Executive Officers
(unaudited)

Under Delaware law, the Board of the Trust has overall responsibility for managing the Trust in good faith and in a manner reasonably believed to be in the best interests of the Trust. The Trustees meet periodically throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Trust, and review the performance of the Trust and its Funds. One of the four current Trustees is considered an "interested person" (as defined in the 1940 Act) of the Trust. The other three Trustees, because they are not interested persons of the Trust, are considered independent (Independent Trustees) and are not employees or officers of, and have no financial interest in, the Trust's investment adviser, Securian AM or its affiliated companies, including Minnesota Life. 75% of the Board is required to be comprised of Independent Trustees.

Only executive officers and other officers who perform policy-making functions with the Trust are listed. None of the Trustees is a director of any public company (a company required to file reports under the Securities Exchange Act of 1934) or of any registered investment companies other than the Trust. Each Trustee serves for an indefinite term, until his or her resignation, death or removal.

The Funds' Statement of Additional Information contains additional information about the Funds' Trustees and is available without charge upon request, by calling, toll free, 800-995-3850.

Position with Trust
Name, Address(1) and Length of Principal Occupation(s)
and Year of Birth, Time Served(2) During Past 5 Years

Independent Trustees

Julie K. Getchell 1954 Trustee since 2011

Retired; Senior Financial Consultant Cargill, 2009-2012; Chief Financial Officer, La Grosse Global Fund Services, 2007-2009; Senior Managing Director, Black River Asset Management, 2005-2007; Consultant, Black River Asset Management, 2004-2005; Chief Financial Officer, Prestige Resorts & Destinations, 2001-2003; Chief Operating Officer, Insight Investment Management, Inc., 1991-1996; Chartered Financial Analyst; CPA—inactive

Linda L. Henderson 1949 Trustee since 2007

Retired: Professional Adviser, Carlson School of Management, working with faculty and MBA students managing Carlson Growth Fund. Semi-retirement, 2004-2007. RBC Wealth Management (formerly Dain Bosworth and Dain Rauscher) 1985-2004. Senior Vice President and Director of Fixed Income Research and Strategies, 2000-2004. Director of Retail Fixed Income. 1996-2000. Director of Financial Services, 1994-1996. Manager of the Investment Management Group, 1992-1994. Consultant, Investment Management Group, 1991-1992. Investment Executive, 1985-1991. Assistant Professor of Business Administration/Finance, University of Wisconsin-River Falls, 1980-1985. Chartered Financial Analyst

William C. Melton 1947 Trustee since 2002

Retired; member, State of Minnesota Council of Economic Advisors from 1988 to 1994, and again from 2010 to the present; various senior positions at American Express Financial Advisors (formerly Investors Diversified Services and, thereafter, IDS/American Express) from 1982 through 1997, including Chief Economist and, thereafter, Chief International Economist

Securian Funds Trust
Trustees and Executive Officers – continued
(unaudited)

Interested Trustee and Principal Executive Officer

David M. Kuplic 1957 Trustee since 2016 and President since 2011

Senior Vice President, Minnesota Life since June 2007; President, Securian AM since 2017; Executive Vice President and Director, Securian AM since July 2007; Senior Vice President and Director, Advantus Capital Management, Inc., February 2006 to July 2007; Senior Vice President, Securian Financial Group since June 2007; President and Director, MIMLIC Funding, Inc. (entity holding legal title to bonds beneficially owned by certain clients of Securian AM) since July 2007; Senior Vice President, Securian Life since June 2007; President and Director, Marketview Properties, LLC (entity holding real estate assets) since January 2010; President and Director, Marketview Properties II, LLC (entity holding real estate assets) since March 2010; President and Director, Marketview Properties III, LLC since January 2012; President, Marketview Properties IV, LLC since January 2012

Other Executive Officers(3)

Gary M. Kleist 1959 Vice President and Treasurer since 2003

Financial Vice President, Chief of Operations and Director, Securian AM since December 1997; Second Vice President, Minnesota Life since February 2000; Second Vice President, Securian Financial Group since February 2000; Second Vice President, Securian Life since June 2007; Financial Vice President, Marketview Properties, LLC since January 2010; Financial Vice President, Marketview Properties II, LLC (entities holding certain real estate assets) since March 2010; Financial Vice President, Marketview Properties III, LLC since January 2012; Financial Vice President, Marketview Properties IV, LLC since January 2012

Christopher B. Owens 1977 Vice President since 2020

Second Vice President—Retail Life and Annuity Sales, Securian Financial Group since June 2018; National Sales Vice President—Retail Life and Annuity Sales, Securian Financial Group, October 2011 to June 2018

Paul Jason Thibodeaux 1979 Secretary since 2021

Senior Investment Counsel, Securian AM since January, 2018; Attorney with the law firm of Gray Plant Mooty (now known as Lathrop GPM, LLP) from 2014 to 2018

(1)  Unless otherwise noted, the address of each Trustee and officer is the address of the Trust: 400 Robert Street North, St. Paul, Minnesota 55101.

(2)  The years reflect when a person became a director or officer of Advantus Series Fund, the predecessor to the Trust.

(3)  Although not a 'corporate' officer of the Trust, Michael Steinert, 1975, serves as the Trust's Chief Compliance Officer. Mr. Steinert also serves as Vice President and Chief Compliance Officer of Securian AM.

This offering is available through Securian Financial Services, Inc., a registered broker/dealer. Securian Financial Services, Inc. is the distributor of Minnesota Life and Securian Life variable insurance products.

This report may be used as sales literature in connection with the offer or sale of variable annuity or variable life insurance contracts funded by Securian Funds Trust ("Trust") if preceded or accompanied by (a) the current prospectus for the Trust and such contracts and (b) the current applicable variable annuity or variable life performance report.

Securian Financial Services, Inc.

www.securian.com

Securities Dealer, Member FINRA/SIPC.

Registered Investment Advisor

400 Robert Street North, St. Paul, MN 55101-2098

1.888.237.1838

F34490 Rev 8-2021

Minnesota Life Insurance Company

A Securian Company

Securian Life Insurance Company

A New York admitted insurer

400 Robert Street North

St. Paul, MN 55101-2098

PRESORTED STANDARD
U.S. POSTAGE PAID
CAROL STREAM, IL
PERMIT NO. 1480

©2021 Securian Funds Trust All rights reserved.

F34490 Rev 8-2021

Call 1-800-995-3850 to receive your financial documents electronically. It's fast and convenient.

ITEM 2.	CODE OF ETHICS.

Filed herewith as Exhibit 12(a)(1). During the period covered by this report, there has been no amendment to the code of ethics that relates to any element of the code of ethics definition set forth in paragraph (b) of Item 2 of Form N-CSR, nor has the registrant granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Trust has determined that Julie K. Getchell, a member of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Ms. Getchell as the Audit Committee's financial expert. Ms. Getchell is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time. The information required by Item 4 is only required in an annual report on Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable. Schedule I – Investments in Securities of Unaffiliated Issuers is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The registrant has a governance committee of its board of trustees, the members of which are all trustees who are not (“interested persons”) of the registrant, as defined in Section 2(a)(19) of the Investment Company Act of 1940 (“independent trustees”). The governance committee, which operates in accordance with a separate governance committee charter approved by the board of trustees, selects and recommends to the board of trustees individuals for nomination as independent trustees. The names of potential independent trustee candidates are drawn from a number of sources, including recommendations from management of Securian Asset Management, Inc., the registrant’s investment adviser. Each candidate is evaluated by the governance committee with respect to the relevant business and industry experience that would enable the candidate to serve effectively as an independent trustee, as well as his or her compatibility with respect to business philosophy and style. The members of the governance committee may conduct an in-person interview of each viable candidate using a standardized questionnaire. When all of the viable candidates have been evaluated and interviewed, the governance committee determines which of the viable candidates should be presented to the board of trustees for selection to become a member of the board of trustees.

Inasmuch as the registrant does not hold annual meetings of shareholders and meetings of shareholders occur only intermittently, the governance committee does not at present consider nominees recommended by shareholders.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)           Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)          There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)     Not applicable.

ITEM 13.	EXHIBITS.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1)           Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit:

Exhibit 99.CODE ETH attached hereto.

(2)           A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2):

Exhibit 99.CERT attached hereto.

(3)           Any written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by this report by or on behalf of the registrant to 10 or more persons:

Not applicable.

(b)  If the report is filed under Section 13(a) or 15(d) of the Securities Exchange Act of 1934, provide the certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14 under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Securities Exchange Act of 1934 (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the registrant specifically incorporates it by reference:

Exhibit 99.906 CERT attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Securian Funds Trust

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

Date: August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David M. Kuplic
David M. Kuplic, President (Principal Executive Officer)

By (Signature and Title)	/s/ Kevin L. Ligtenberg
Kevin L. Ligtenberg, Vice President and Treasurer (Principal Financial Officer)

Date: August 23, 2021